As filed with the Securities and Exchange Commission on March 31, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) January 31, 2017

Investments	Shares	Value ($000)

LONG POSITIONS - 94.3%

COMMON STOCKS - 40.5%

Aerospace & Defense - 0.0%(a)
Textron, Inc.	656	31

Air Freight & Logistics - 0.6%
FedEx Corp.(b)	13,005	2,460
XPO Logistics Europe SADIR (France)*(b)	2,000	432
		2,892
Airlines - 0.0%(a)
AMR Corp. Escrow*(c)	14,383	17

Banks - 0.5%
Barclays plc (United Kingdom)	136,811	378
Cascade Bancorp*(b)	24,900	198
Heritage Oaks Bancorp(b)	15,400	209
Pacific Continental Corp.(b)	7,700	191
PrivateBancorp, Inc.(b)	18,000	984
Societe Generale SA (France)(b)	15,815	773
Yadkin Financial Corp.(d)	1,200	38
		2,771
Beverages - 0.0%(a)
Cott Corp. (Canada)(d)	8,580	91

Biotechnology - 2.4%
ACADIA Pharmaceuticals, Inc.*	495	17
Alexion Pharmaceuticals, Inc.*(b)	11,669	1,525
ARIAD Pharmaceuticals, Inc.*(b)	97,600	2,325
Biogen, Inc.*(b)	5,379	1,491
BioMarin Pharmaceutical, Inc.*(b)	18,466	1,618
CoLucid Pharmaceuticals, Inc.*(b)	19,700	913
Incyte Corp.*(b)	8,684	1,053
Ironwood Pharmaceuticals, Inc.*(b)	82,296	1,183
Neurocrine Biosciences, Inc.*	24,048	1,032
Novelion Therapeutics, Inc. (Canada)*(d)	9,084	86
TESARO, Inc.*	8,860	1,443
		12,686
Building Products - 0.6%
Johnson Controls International plc	66,777	2,937

Capital Markets - 0.0%(a)
Aretec Group, Inc., Class A*(c)(e)(f)	183,806	—
Electrum Special Acquisition Corp.*(d)	2,196	22
		22
Chemicals - 2.1%
Air Products & Chemicals, Inc.	12,780	1,786
Canexus Corp. (Canada)(b)	73,200	92
Chemtura Corp.*(b)	39,000	1,291
Croda International plc (United Kingdom)(b)	12,203	514
Monsanto Co.	3,500	379
PPG Industries, Inc.	12,010	1,201
Syngenta AG, ADR (Switzerland)(d)	22,102	1,879
Valspar Corp. (The)(d)	17,800	1,970

Investments	Shares		Value ($000)
WR Grace & Co.	22,815		1,582
			10,694
Commercial Services & Supplies - 0.1%
G&K Services, Inc., Class A(b)	6,600		634

Communications Equipment - 1.1%
Brocade Communications Systems, Inc.(b)	71,900		897
Digi International, Inc.*(d)	3,400		44
Harris Corp.(b)	24,635		2,530
Ixia*	1,900		37
Palo Alto Networks, Inc.*	13,830		2,041
			5,549
Construction Materials - 0.5%
Forterra, Inc.*(b)	79,612		1,532
Headwaters, Inc.*(b)	22,500		521
HeidelbergCement AG (Germany)(b)	5,327		513
			2,566
Containers & Packaging - 0.1%
Ball Corp.	6,841		522
Berry Plastics Group, Inc.*	—(g	)	–(g	)
Multi Packaging Solutions International Ltd.*	3,500		62
			584
Diversified Consumer Services - 0.4%
Apollo Education Group, Inc.*(d)	17,592		176
LifeLock, Inc.*(b)	81,300		1,948
			2,124
Diversified Financial Services - 0.4%
Pace Holdings Corp.*(b)	196,945		2,251
Pace Holdings Corp.*	3,295		35
			2,286
Diversified Telecommunication Services - 0.2%
Inteliquent, Inc.(b)	15,300		350
Level 3 Communications, Inc.*(b)	10,602		631
			981
Electric Utilities - 1.1%
ALLETE, Inc.(b)	3,931		257
Great Plains Energy, Inc.(b)	9,868		272
NextEra Energy, Inc.(b)	26,853		3,322
PG&E Corp.(b)	10,790		668
Westar Energy, Inc.(d)	18,800		1,028
			5,547
Electronic Equipment, Instruments & Components - 0.3%
Axis Communications AB (Sweden)(b)	16,400		675
InvenSense, Inc.*(b)	68,500		867
			1,542
Energy Equipment & Services - 0.2%
C&J Energy Services, Inc.*(b)	7,260		320
Seventy Seven Energy, Inc.*(b)	8,600		409
US Silica Holdings, Inc.(b)	3,923		232
			961
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony NorthStar, Inc., Class A(d)	4,385		61
New Senior Investment Group, Inc.	8,815		88
New York REIT, Inc.(b)	108,422		1,079
			1,228

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Shares	Value ($000)
Food & Staples Retailing - 0.6%
Cia Brasileira de Distribuicao, ADR (Brazil)	9,229	169
Magnit PJSC, GDR (Russia)	9,084	333
Rite Aid Corp.*(d)	322,131	1,810
Walgreens Boots Alliance, Inc.	193	16
Wal-Mart de Mexico SAB de CV (Mexico)	111,179	197
X5 Retail Group NV, GDR (Russia)*	22,741	763
		3,288
Food Products - 1.4%
Flowers Foods, Inc.(b)	83,890	1,687
Lamb Weston Holdings, Inc.(d)	1,090	41
Mead Johnson Nutrition Co.	19,377	1,365
Mondelez International, Inc., Class A(b)	26,630	1,179
Nomad Foods Ltd. (United Kingdom)*(d)	17,554	180
Warrnambool Cheese & Butter Factory Co. Holdings Ltd. (Australia)*(b)	13,750	92
WhiteWave Foods Co. (The)*(d)	51,989	2,863
		7,407
Gas Utilities - 0.1%
Atmos Energy Corp.(b)	4,785	364
WGL Holdings, Inc.	1,900	156
		520
Health Care Equipment & Supplies - 3.0%
Alere, Inc.*	44,350	1,641
CR Bard, Inc.(b)	6,489	1,540
Globus Medical, Inc., Class A*(b)	45,565	1,201
Hologic, Inc.*(b)	23,361	947
Insulet Corp.*(b)	22,149	921
Nevro Corp.*(b)	13,290	1,157
NuVasive, Inc.*(b)	17,720	1,254
ResMed, Inc.(b)	15,821	1,069
Smith & Nephew plc (United Kingdom)	7,345	109
STERIS plc	19,955	1,413
Vascular Solutions, Inc.*(d)	8,900	498
Wright Medical Group NV*(b)	41,135	1,036
Zimmer Biomet Holdings, Inc.(d)	22,835	2,702
		15,488
Health Care Providers & Services - 1.5%
Centene Corp.*	15,166	960
Humana, Inc.	5,000	992
Laboratory Corp. of America Holdings*(b)	8,722	1,171
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	77,407	197
Sinopharm Group Co. Ltd., Class H (China)	43,454	199
Team Health Holdings, Inc.*(d)	24,100	1,047
Universal American Corp.*(d)	51,900	516
VCA, Inc.*(d)	20,139	1,825
WellCare Health Plans, Inc.*(b)	6,633	965
		7,872
Hotels, Restaurants & Leisure - 0.9%
Belmond Ltd., Class A (United Kingdom)*(d)	3,000	41
Bloomin' Brands, Inc.	91,455	1,565
Hilton Worldwide Holdings, Inc.	18,611	1,072

Investments	Shares	Value ($000)
Isle of Capri Casinos, Inc.*(b)	4,900	117
Vail Resorts, Inc.	9,485	1,627
		4,422
Household Durables - 0.8%
Harman International Industries, Inc.(d)	13,149	1,462
Lennar Corp., Class B(d)	25,500	917
Mohawk Industries, Inc.*(d)	6,020	1,299
WCI Communities, Inc.*(d)	11,300	264
		3,942
Independent Power & Renewable Electricity Producers - 0.4%
Dynegy, Inc.*(b)	58,269	557
NextEra Energy Partners LP(b)	25,616	808
Pattern Energy Group, Inc.(b)	33,353	658
TerraForm Global, Inc., Class A*	6,900	30
		2,053
Industrial Conglomerates - 0.0%(a)
Smiths Group plc (United Kingdom)	9,113	172

Insurance - 0.8%
Admiral Group plc (United Kingdom)	9,710	217
AIA Group Ltd. (Hong Kong)(b)	200,292	1,240
Allied World Assurance Co. Holdings AG(b)	17,900	951
Endurance Specialty Holdings Ltd.(b)	12,900	1,196
RSA Insurance Group plc (United Kingdom)(b)	69,411	501
Syncora Holdings Ltd.*(b)	82,749	160
WMIH Corp.*(d)	29,262	45
		4,310
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.*	292	240
ASOS plc (United Kingdom)*	2,559	170
Blue Nile, Inc.(b)	1,500	61
Expedia, Inc.	5,350	651
Priceline Group, Inc. (The)*	428	674
		1,796
Internet Software & Services - 1.7%
Alibaba Group Holding Ltd., ADR (China)*	11,027	1,117
Alphabet, Inc., Class A*	1,798	1,475
Baidu, Inc., ADR (China)*	2,205	386
Cornerstone OnDemand, Inc.*	27,550	1,121
EarthLink Holdings Corp.(b)	6,400	41
eBay, Inc.*	12,378	394
Facebook, Inc., Class A*	9,335	1,217
Mail.Ru Group Ltd., GDR (Russia)*	7,718	140
MercadoLibre, Inc. (Argentina)(b)	2,731	506
Tencent Holdings Ltd. (China)	26,398	690
Yahoo!, Inc.*(d)	31,243	1,377
Yandex NV, Class A (Russia)*	7,919	183
		8,647
IT Services - 0.8%
Conduent, Inc.*(d)	1,850	28
CSRA, Inc.	35,490	1,101
Lionbridge Technologies, Inc.*(b)	31,900	183
MoneyGram International, Inc.*	4,400	56
NeuStar, Inc., Class A*(b)	21,900	727
PayPal Holdings, Inc.*(b)	12,377	492
Total System Services, Inc.	35,010	1,774
		4,361

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Shares	Value ($000)
Leisure Products - 0.0%(a)
Arctic Cat, Inc.*	4,800	90

Life Sciences Tools & Services - 0.2%
Gerresheimer AG (Germany)(b)	14,040	1,140

Machinery - 1.4%
CLARCOR, Inc.(b)	21,500	1,781
Dover Corp.(b)	14,550	1,131
EnPro Industries, Inc.(b)	23,000	1,562
Joy Global, Inc.(b)	49,900	1,403
Pentair plc (United Kingdom)	19,150	1,123
		7,000
Media - 2.6%
CBS Corp. (Non-Voting), Class B	36,942	2,382
Crown Media Holdings, Inc., Class A*(c)(e)	65,800	332
DISH Network Corp., Class A*	21,458	1,270
Gray Television, Inc.*(b)	91,093	1,080
ITV plc (United Kingdom)(b)	369,442	944
Liberty Global plc, Series C (United Kingdom)*	11,454	402
Liberty Global plc LiLAC, Series C (United Kingdom)*	1,668	37
Loral Space & Communications, Inc.*(d)	37,381	1,523
Nexstar Media Group, Inc., Class A(b)	16,705	1,093
Sirius XM Canada Holdings, Inc. (Canada)(b)	43,400	170
Stroeer SE & Co. KGaA (Germany)(b)	47,839	2,350
Time Warner, Inc.(d)	16,667	1,614
Tribune Co. Litigation, Class 1C*(c)	300,000	1
Twenty-First Century Fox, Inc., Class B(d)	12,300	381
		13,579
Metals & Mining - 0.2%
Constellium NV, Class A (Netherlands)*(b)	161,781	1,213

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Drive Shack, Inc.(d)	6,526	27

Multiline Retail - 0.4%
Dollar General Corp.	25,140	1,856

Multi-Utilities - 0.8%
Avista Corp.(b)	6,030	233
Black Hills Corp.(b)	41,323	2,585
CMS Energy Corp.(b)	4,641	198
DTE Energy Co.(b)	1,067	105
Sempra Energy	8,198	839
		3,960
Oil, Gas & Consumable Fuels - 1.6%
Callon Petroleum Co.*(b)	98,380	1,503
Cheniere Energy, Inc.*	15,814	754
Enbridge, Inc. (Canada)	8,691	370
Golar LNG Ltd.(b)	19,645	508
InterOil Corp. (Singapore)*(b)	11,200	536
Kinder Morgan, Inc.(b)	42,986	960
Midstates Petroleum Co., Inc.*(b)	69,739	1,407

Investments	Shares		Value ($000)
Phillips 66	2,542		207
SemGroup Corp., Class A	2,446		97
Targa Resources Corp.(b)	15,397		887
TransCanada Corp. (Canada)(b)	9,960		470
Williams Cos., Inc. (The)(b)	14,372		415
			8,114
Pharmaceuticals - 0.9%
Allergan plc*(d)	11,363		2,487
Aralez Pharmaceuticals, Inc. (Canada)*(d)	345		2
Bristol-Myers Squibb Co.	28,478		1,400
Depomed, Inc.*(d)	3,400		62
Dr Reddy's Laboratories Ltd., ADR (India)	7,332		331
Hikma Pharmaceuticals plc (Jordan)(b)	17,797		408
Mylan NV*(b)	1,666		63
Teva Pharmaceutical Industries Ltd., ADR (Israel)	4,006		134
			4,887
Professional Services - 0.5%
CEB, Inc.(b)	4,600		352
Dun & Bradstreet Corp. (The)	17,900		2,195
Intertrust NV (Netherlands)(h)	1,072		20
			2,567
Road & Rail - 0.9%
Canadian Pacific Railway Ltd. (Canada)	4,980		753
CSX Corp.(b)	24,410		1,132
Norfolk Southern Corp.	23,870		2,804
			4,689
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Ltd.	9,356		1,867
Intersil Corp., Class A	18,800		422
Lattice Semiconductor Corp.*(b)	24,900		179
Linear Technology Corp.(b)	25,222		1,592
MACOM Technology Solutions Holdings, Inc.*	—(g	)	–(g	)
NXP Semiconductors NV (Netherlands)*(b)	71,256		6,972
			11,032
Software - 0.5%
Dell Technologies, Inc., Class V*(d)	1,359		86
Mentor Graphics Corp.	40,500		1,495
PTC, Inc.*	23,705		1,246
			2,827
Specialty Retail - 1.7%
AutoZone, Inc.*(b)	3,728		2,703
Cabela's, Inc.*(b)	23,800		1,330
CST Brands, Inc.(b)	26,500		1,277
Hennes & Mauritz AB, Class B (Sweden)	28,584		817
Pets at Home Group plc (United Kingdom)	18,604		47
Restoration Hardware Holdings, Inc.*	36,250		979
Sports Direct International plc (United Kingdom)*(b)	426,928		1,525
			8,678
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	11,162		1,354
Hewlett Packard Enterprise Co.(d)	101,130		2,294

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Shares	Value ($000)
Samsung Electronics Co. Ltd., GDR (South Korea)	869	739
Xerox Corp.(d)	3,034	21
		4,408
Textiles, Apparel & Luxury Goods - 1.2%
Burberry Group plc (United Kingdom)	4,013	83
Coach, Inc.	17,472	653
Deckers Outdoor Corp.*(b)	26,485	1,525
G-III Apparel Group Ltd.*	41,795	1,098
Michael Kors Holdings Ltd.*(b)	10,776	461
NIKE, Inc., Class B	14,996	793
PVH Corp.(b)	16,575	1,555
		6,168
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.(d)	4,535	86
EverBank Financial Corp.(b)	39,100	759
		845
Tobacco - 0.2%
Reynolds American, Inc.(d)	15,620	939

Trading Companies & Distributors - 0.4%
Brenntag AG (Germany)	33,588	1,949

Transportation Infrastructure - 0.5%
Macquarie Infrastructure Corp.(b)	34,783	2,608

Water Utilities - 0.2%
American Water Works Co., Inc.	11,978	880
Aqua America, Inc.(b)	8,885	270
		1,150
TOTAL COMMON STOCKS (Cost $205,960)		210,147
Investments	Principal Amount ($)	Value ($000)

LOAN ASSIGNMENTS - 8.9%(i)

Auto Components - 0.1%
Innovative Xcessories & Services LLC, Term Loan B
5.75%, 11/22/2022	524,000	528

Capital Markets - 0.0%(a)
Lightstone Generation LLC, Term Loan B
12/15/2023(j)	194,478	197
Lightstone Generation LLC, Term Loan C
12/15/2023(j)	18,522	19
		216
Commercial Services & Supplies - 0.0%(a)
GCA Services Group, Inc., 1st Lien Term Loan
6.25%, 11/25/2020	242,397	242

Containers & Packaging - 0.1%
Flex Acquisition Co., Inc., Term Loan
4.25%, 12/15/2023	638,000	643

Diversified Consumer Services - 0.6%
Affinion Group, Inc., 1st Lien Term Loan B
6.75%, 4/30/2018	3,183,178	3,171

Investments	Principal Amount ($)	Value ($000)
Diversified Financial Services - 0.5%
Environmental Resources Management, 1st Lien Term Loan
5.00%, 5/9/2021(c)	2,881,000	2,636

Diversified Telecommunication Services - 1.0%
Consolidated Communications, Inc., Initial Term Loan
10/5/2023	446,000	449
Global Eagle Entertainment, Inc., Term Loan
12/22/2022	1,039,000	1,038
Global Telcom Link Corp., 2nd Lien Term Loan
9.00%, 5/21/2020	2,825,000	2,748
Securus Technologies Holdings, Inc., 2nd Lien Term Loan
9.00%, 4/2/2021	382,000	377
Virgin Media Investment Holdings Ltd., Term Loan
3.52%, 1/31/2025	790,000	795
		5,407
Electric Utilities - 0.0%(a)
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan B
5.00%, 8/4/2023	91,200	91
Texas Competitive Electric Holdings Co. LLC, Term Loan
5.00%, 8/4/2023	20,800	21
		112
Energy Equipment & Services - 0.7%
CGG Holding US, Inc., 1st Lien Term Loan
6.50%, 5/15/2019	2,612,014	2,475
Pacific Drilling SA, Term Loan
4.50%, 5/18/2018(j)	290,336	145
Vertiv Co., Term Loan B
6.00%, 9/29/2023	1,100,000	1,106
		3,726
Food Products - 0.3%
Del Monte Corp., 2nd Lien Term Loan
8.45%, 7/26/2021	1,917,000	1,345
Del Monte Foods, Inc., 1st Lien Initial Term Loan
2/18/2021(j)	83,000	74
		1,419
Health Care Providers & Services - 1.2%
21st Century Oncology, Inc., Term Loan
7.12%, 4/28/2022	3,045,075	2,826
Beacon Health Options, Term Loan B
5.00%, 9/30/2021	1,356,833	1,306
Highland Acquisition Holdings LLC, Term Loan B
6.50%, 11/23/2022(j)	1,083,000	1,049
Quorum Health Corp., Term Loan B
6.79%, 4/12/2022	1,093,181	1,082
		6,263
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC, 1st Lien Term Loan
7.00%, 10/9/2020	1,455,000	1,467

Independent Power & Renewable Electricity Producers - 0.3%
Star West Generation LLC, Term Loan B
5.75%, 3/13/2020	1,934,116	1,770

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Principal Amount ($)	Value ($000)
Insurance - 1.2%
Asurion LLC (Fka Asurion Corp.) PIK Unsecured Term Loan
10.00%, 8/10/2021	515,000	536
Asurion LLC, 2nd Lien Term Loan
8.50%, 2/19/2021	1,509,000	1,530
Confie Seguros Holding II Co., 2nd Lien Term Loan
10.50%, 5/8/2019	1,275,000	1,264
Confie Seguros Holding II Co., Term Loan B
5.75%, 4/13/2023	722,000	725
Cunningham Lindsey US, Inc., 1st Lien Term Loan
5.00%, 12/10/2019	2,426,958	2,083
		6,138
Internet Software & Services - 0.3%
Extreme Reach, Inc., 2nd Lien Term Loan
11.00%, 12/31/2025	1,593,000	1,524

Machinery - 0.0%(a)
Crosby Worldwide Ltd., 1st Lien Term Loan
4.00%, 12/31/2020	81,789	75

Media - 0.2%
Cirque du Soleil, Inc., 2nd Lien Term Loan
9.25%, 6/25/2023	830,000	818
Vestcom International, Inc. (Fka Vector Investment Holdings, Inc.), Term Loan
5.25%, 12/15/2023	122,000	123
		941
Oil, Gas & Consumable Fuels - 0.1%
Gulf Finance LLC, Term Loan B
6.25%, 8/16/2023	327,180	331

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International, Inc., Term Loan
5.50%, 4/1/2022(j)	2,460,822	2,470

Professional Services - 0.4%
Duff & Phelps Corp., 2nd Lien Term Loan
9.50%, 8/14/2021	2,009,250	2,019

Semiconductors & Semiconductor Equipment - 0.7%
SunEdison, Inc., 1st Lien DIP Term Loan
11.50%, 4/26/2017(j)	1,644,444	1,653
SunEdison, Inc., 2nd Lien Term Loan A2
7/2/2018(k)	1,852,000	660
SunEdison, Inc., Initial Tranche Term Loan A
11.75%, 4/21/2017	1,087,000	1,090
		3,403
Software - 0.2%
Aptean, Inc., 1st Lien Term Loan
6.00%, 12/14/2022	365,000	369
Aptean, Inc., 2nd Lien Term Loan
10.50%, 12/20/2023	102,000	102
Greeneden U.S. Holdings II LLC, Term Loan B
5.02%, 12/1/2023	267,000	269
Information Resources, Inc. (Fka Symphonyiri Group), Term Loan
5.25%, 12/16/2023	325,000	328
		1,068
Technology Hardware, Storage & Peripherals - 0.2%
Eastman Kodak Co., Term Loan

Investments	Principal Amount ($)		Value ($000)
7.25%, 7/31/2019	763,554		765

TOTAL LOAN ASSIGNMENTS (Cost $47,461)			46,334
Investments	Principal Amount ($)		Value ($000)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

BAMLL Commercial Mortgage Securities Trust
Series 2016-ASMZ, Class MZA, 10.02%, 12/15/2017(c)(h)(i)	5,000,000		5,009
Series 2013-DSNY, Class F, 4.27%, 9/15/2026(b)(h)(i)	4,600,000		4,584
Series 2014-ICTS, Class E, 3.72%, 6/15/2028(b)(h)(i)	3,450,000		3,408
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class DPB, 4.62%, 12/15/2027(h)(i)	—(g	)	–(g	)
Series 2014-BXCH, Class EPB, 5.77%, 12/15/2027(h)(i)	1,310,419		1,318
Series 2014-BXCH, Class EPA, 5.02%, 12/15/2027(h)(i)	1,839,768		1,851
COMM Mortgage Trust
Series 2014-PAT, Class E, 3.92%, 8/13/2027(b)(h)(i)	4,800,000		4,788
CSMC Trust
Series 2015-DEAL, Class D, 3.87%, 4/15/2029(h)(i)	1,661,000		1,660
EQTY Mortgage Trust
Series 2014-INNS, Class E, 4.22%, 5/8/2031(h)(i)	1,000,000		989
GS Mortgage Securities Corp. Trust
Series 2016-ICE2, Class E, 9.27%, 2/15/2033(h)(i)	1,000,000		1,033
GS Mortgage Securities Trust
Series 2013-GC12, Class D, 4.48%, 6/10/2046(h)(i)	2,000,000		1,767
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-PHH, Class E, 4.07%, 8/15/2027(h)(i)	1,910,000		1,906
Series 2014-INN, Class E, 4.37%, 6/15/2029(h)(i)	3,000,000		2,996
Series 2014-CBM, Class E, 4.62%, 10/15/2029(h)(i)	1,700,000		1,677
Lone Star Portfolio Trust
Series 2015-LSP, Class E, 6.37%, 9/15/2028(h)(i)	1,109,189		1,123
Palisades Center Trust
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(h)	1,000,000		1,009
PFP Ltd.
Series 2015-2, Class D, 4.77%, 7/14/2034(h)(i)	1,800,000		1,755
Series 2015-2, Class E, 5.37%, 7/14/2034(h)(i)	1,900,000		1,840

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Principal Amount ($)	Value ($000)
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class WTS2, 4.02%, 2/15/2027(h)(i)	1,700,000	1,721
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $40,544)		40,434
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - 7.0%

Banks - 1.9%
Emigrant Capital Trust V
2.55%, 7/1/2037(c)(e)(h)(i)	10,000,000	5,800
First National of Colorado Statutory Trust
5.69%, 9/15/2037(c)(e)(i)	5,000,000	3,100
Hongkong & Shanghai Banking Corp. Ltd. (The) (Hong Kong)
Series 3H, 1.25%, 4/27/2017(i)(l)	450,000	343
HSBC Bank plc (United Kingdom)
Series 2M, 1.50%, 3/31/2017(i)(l)	450,000	343
		9,586
Capital Markets - 1.8%
Sterling Capital Corp.
2.25%, 10/1/2037(c)(e)(i)	14,000,000	9,030

Chemicals - 0.0%(a)
Momentive Performance Materials, Inc. Escrow
10.00%, 10/15/2020(c)(e)(k)	613,000	–(g	)

Diversified Telecommunication Services - 0.3%
Gogo Intermediate Holdings LLC
12.50%, 7/1/2022(h)	891,000	962
Telesat Canada (Canada)
8.88%, 11/15/2024(d)(h)	499,000	535
		1,497
Independent Power & Renewable Electricity Producers - 0.4%
GenOn Energy, Inc.
9.50%, 10/15/2018	998,000	758
9.88%, 10/15/2020	1,740,000	1,280
		2,038
Insurance - 0.0%(a)
Syncora Guarantee, Inc., 5% Short-Term Surplus Notes
6/7/2023	30,634	30
Syncora Guarantee, Inc., 6% Long-Term Surplus Notes
6/7/2023	130,652	115
		145
Internet & Direct Marketing Retail - 0.2%
Netflix, Inc.
4.38%, 11/15/2026(h)	1,127,000	1,106

Media - 0.6%
Cengage Learning, Inc.
9.50%, 6/15/2024(d)(h)	478,000	406
Cenveo Corp.
6.00%, 8/1/2019(b)(h)	3,050,000	2,715
		3,121
Oil, Gas & Consumable Fuels - 0.6%
Cobalt International Energy, Inc.

Investments	Principal Amount ($)	Value ($000)
10.75%, 12/1/2021(d)(h)	1,886,000	1,782
7.75%, 12/1/2023(d)(h)	865,000	459
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(c)(e)(k)	1,848,000	—
Niska Gas Storage Ltd.
6.50%, 4/1/2019	910,000	915
		3,156
Pharmaceuticals - 0.3%
Endo Ltd.
6.00%, 2/1/2025(h)	1,965,000	1,611

Professional Services - 0.6%
Corporate Risk Holdings LLC
9.50%, 7/1/2019(h)	2,950,000	3,083

Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
4.63%, 7/15/2023	1,633,000	1,668

TOTAL CORPORATE BONDS (Cost $37,976)		36,041
Investments	Principal Amount ($)	Value ($000)

ASSET-BACKED SECURITIES - 6.2%

Allegro CLO I Ltd.
Series 2013-1A, Class C, 4.34%, 1/30/2026(h)(i)	1,000,000	981
Allegro CLO II Ltd.
Series 2014-1A, Class CR, 4.77%, 1/21/2027(e)(h)(i)	1,400,000	1,400
Series 2014-1A, Class C, 5.19%, 1/21/2027(h)(i)	1,400,000	1,400
Babson CLO Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/2025(h)(i)	1,450,000	1,444
Series 2015-2A, Class E, 6.58%, 7/20/2027(h)(i)	550,000	540
Catamaran CLO Ltd.
Series 2013-1A, Class D, 4.79%, 1/27/2025(h)(i)	1,000,000	1,003
Series 2015-1A, Class E, 6.19%, 4/22/2027(h)(i)	800,000	731
Series 2015-1A, Class D, 4.69%, 4/22/2027(h)(i)	1,200,000	1,166
Cedar Funding III CLO Ltd.
Series 2014-3A, Class E, 5.81%, 5/20/2026(h)(i)	1,200,000	1,136
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class D, 4.17%, 1/16/2023(h)	2,000,000	2,020
Series 2016-AA, Class D, 4.22%, 2/15/2023(h)	1,000,000	1,011
CIFC Funding Ltd.
Series 2016-1A, Class D, 4.97%, 10/21/2028(h)(i)	1,000,000	1,007

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Principal Amount ($)	Value ($000)
Covenant Credit Partners CLO II Ltd.
Series 2014-2A, Class D, 4.67%, 10/17/2026(e)(h)(i)	1,000,000	990
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF4, 4.87%, 10/25/2035(i)	251,914	257
DT Auto Owner Trust
Series 2015-1A, Class D, 4.26%, 2/15/2022(h)	1,500,000	1,520
Golub Capital Partners CLO 22B Ltd.
Series 2015-22A, Class C, 5.06%, 2/20/2027(h)(i)	900,000	902
Halcyon Loan Advisors Funding Ltd.
Series 2012-2A, Class E, 6.40%, 12/20/2024(h)(i)	300,000	268
JP Morgan Mortgage Acquisition Trust
Series 2007-CH1, Class AF6, 5.00%, 11/25/2036(m)	298,470	299
KKR CLO Trust
Series 2012-1A, Class C, 5.46%, 12/15/2024(h)(i)	600,000	599
Ocean Trails CLO V
Series 2014-5A, Class E, 6.37%, 10/13/2026(h)(i)	1,000,000	956
Series 2014-5A, Class D, 4.98%, 10/13/2026(b)(h)(i)	2,050,000	2,031
Octagon Investment Partners X Ltd.
Series 2006-10A, Class D, 2.42%, 10/18/2020(h)(i)	315,950	316
Octagon Investment Partners XX Ltd.
Series 2014-1A, Class E, 6.15%, 8/12/2026(h)(i)	250,000	233
Octagon Investment Partners XXII Ltd.
Series 2014-1A, Class E1, 6.29%, 11/25/2025(h)(i)	600,000	574
OHA Loan Funding Ltd.
Series 2012-1A, Class DR, 5.19%, 1/23/2027(h)(i)	1,000,000	1,015
OZLM Funding IV Ltd.
Series 2013-4A, Class C, 4.24%, 7/22/2025(h)(i)	1,200,000	1,179
OZLM Funding V Ltd.
Series 2013-5A, Class D, 5.77%, 1/17/2026(b)(h)(i)	1,650,000	1,593
OZLM XI Ltd.
Series 2015-11A, Class D, 6.44%, 1/30/2027(h)(i)	1,200,000	1,145
Sound Point CLO I Ltd.
Series 2012-1A, Class E, 6.88%, 10/20/2023(h)(i)	300,000	300
Sound Point CLO IX Ltd.
Series 2015-2A, Class D, 4.58%, 7/20/2027(h)(i)	1,600,000	1,560
Venture XIX CLO Ltd.
Series 2014-19A, Class D, 5.02%, 1/15/2027(h)(i)	2,500,000	2,488
TOTAL ASSET-BACKED SECURITIES (Cost $31,235)		32,064
Investments	Shares	Value ($000)
MASTER LIMITED PARTNERSHIPS - 2.7%

Energy Equipment & Services - 0.1%
USA Compression Partners LP(b)	19,805	380

Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP	23,739	796
Boardwalk Pipeline Partners LP(b)	48,531	896
Buckeye Partners LP(b)	3,880	271
Calumet Specialty Products Partners LP*	3,274	13
Enable Midstream Partners LP(b)	16,669	270
Enbridge Energy Partners LP(b)	16,492	320
Energy Transfer Equity LP	48,754	875
Energy Transfer Partners LP	20,455	780
EnLink Midstream Partners LP(b)	12,345	221
Enterprise Products Partners LP(b)	33,220	941
EQT GP Holdings LP	803	22
EQT Midstream Partners LP(b)	7,290	571
MPLX LP(b)	8,301	314
Noble Midstream Partners LP*	3,142	136
NuStar GP Holdings LLC	16,688	516
ONEOK Partners LP(b)	11,964	516
Plains All American Pipeline LP(b)	29,956	940
Rice Midstream Partners LP(b)	17,019	417
Shell Midstream Partners LP	29,205	948
Summit Midstream Partners LP(b)	18,951	454
Valero Energy Partners LP	18,231	878
Western Gas Equity Partners LP(d)	20,241	908
Western Gas Partners LP(b)	11,752	721
Western Refining Logistics LP	36,468	881
Williams Partners LP(b)	5,351	220
		13,825
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,957)		14,205
Investments	Principal Amount ($)	Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%

Alternative Loan Trust
Series 2005-J2, Class 1A5, 1.27%, 4/25/2035(i)	1,750,564	1,418
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,267,753	1,271
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A2, 3.24%, 7/25/2037(i)	356,237	342
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	2,100,470	2,089
MASTR Alternative Loan Trust
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	67,776	69
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	125,159	130
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	594,087	585

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Principal Amount ($)	Value ($000)
Wells Fargo Mortgage Backed Securities Trust
Series 2007-14, Class 1A1, 6.00%, 10/25/2037(b)	533,473	524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,700)		6,428
Investments	Principal Amount ($)	Value ($000)

CONVERTIBLE BONDS - 1.0%

Capital Markets - 0.1%
Walter Investment Management Corp.
4.50%, 11/1/2019	797,000	574

Diversified Consumer Services - 0.2%
Ascent Capital Group, Inc.
4.00%, 7/15/2020	1,568,000	1,192

Energy Equipment & Services - 0.0%(a)
Hornbeck Offshore Services, Inc.
1.50%, 9/1/2019	236,000	169

Internet Software & Services - 0.2%
Twitter, Inc.
0.25%, 9/15/2019	1,217,000	1,140

Media - 0.2%
DISH Network Corp.
3.38%, 8/15/2026(h)	900,000	1,051

Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc.
3.13%, 5/15/2024	859,000	215

Semiconductors & Semiconductor Equipment - 0.2%
SunEdison, Inc.
5.00%, 7/2/2018(h)(k)	2,809,000	962

TOTAL CONVERTIBLE BONDS (Cost $6,166)		5,303
Investments	No. of Rights	Value ($000)

RIGHTS - 0.5%

Biotechnology - 0.1%
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.)*(c)(e)	70,000	42
Chelsea Therapeutics, Inc. Escrow (H Lundbeck A/S) (Denmark)*(c)(e)	3,500	–(g	)
Durata Therapeutics, Inc. (Actavis plc)*(c)(e)	40,000	—
Dyax Corp.*(c)	40,350	51
Prosensa Holding NV*(c)(e)	20,000	—
Tobira Therapeutics, Inc.*(c)(e)	6,900	95
Trius Therapeutics, Inc. (Cubist Pharmaceuticals, Inc.)*(c)(e)	24,000	3
		191
Food & Staples Retailing - 0.0%(a)
Safeway, Inc. (Casa Ley)*(c)	112,000	28
Investments	No. of Rights	Value ($000)
Safeway, Inc. (Property Development Centers)*(c)	112,000	2
		30
Health Care Providers & Services - 0.0%(a)
Community Health Systems, Inc.*	19,082	–(g	)

Media - 0.0%(a)
Media General, Inc.*(c)(e)	76,116	23

Pharmaceuticals - 0.0%(a)
Omthera Pharmaceuticals, Inc. (AstraZeneca plc)*(c)(e)	100	—

Semiconductors & Semiconductor Equipment - 0.4%
SunEdison, Inc., 2nd Lien DIP Roll Up Rights*	3,662,393	1,923

Wireless Telecommunication Services - 0.0%(a)
Leap Wireless International, Inc. (AT&T, Inc.)*(c)	60,000	189

TOTAL RIGHTS (Cost $1,035)		2,356
Investments	Principal Amount ($)	Value ($000)

U.S. TREASURY OBLIGATIONS - 0.2%

U.S. Treasury Bond
2.50%, 5/15/2046(d)	983,000	875
U.S. Treasury Note
2.00%, 11/15/2026(d)	192,000	184
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,191)		1,059
Investments	No. of Contracts	Value ($000)

OPTIONS PURCHASED - 0.1%

Call Option - 0.0%(a)
Food & Staples Retailing - 0.0%(a)
Rite Aid Corp.
2/17/2017 @ 8.00	143	–(g	)

Put Options - 0.1%
Exchange Traded Funds - 0.1%
iShares Russell 2000 Fund
3/31/2017 @ 126.00	281	37
iShares Russell 2000 Fund
6/30/2017 @ 123.00	281	81
Russell 2000 Index
3/17/2017 @ 1,350.00	51	141
		259
See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	No. of Contracts	Value ($000)
Media - 0.0%(a)
CBS Corp.
3/17/2017 @ 60.00	210	14
TOTAL PUT OPTIONS		273
TOTAL OPTIONS PURCHASED (Cost $396)		273
Investments	No. of Warrants	Value ($000)

WARRANTS - 0.0%(a)

Biotechnology - 0.0%(a)
Novelion Therapeutics, Inc. (Canada)*(c)(e)	757,716	—

Capital Markets - 0.0%(a)
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada)*	219,049	222
Electrum Special Acquisition Corp., expiring 6/11/2021*(d)	3,600	2
		224
Diversified Financial Services - 0.0%(a)
Pace Holdings Corp., expiring 10/29/2020*	5,400	3

TOTAL WARRANTS (Cost $–)		227
Investments	Shares	Value ($000)

SHORT-TERM INVESTMENTS - 18.2%

INVESTMENT COMPANIES - 18.2%
Dreyfus Treasury Securities Cash Management Institutional Class, 0.36%(n)	461,134	461
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.53%(b)(n)	72,788,664	72,789
Western Asset Institutional U.S. Treasury Reserves Ltd., 0.00%(b)(n)(o)	20,938,325	20,938
TOTAL INVESTMENT COMPANIES (Cost $94,188)		94,188

TOTAL LONG POSITIONS (Cost $485,809)(z)		489,059

Investments	Shares	Value ($000)

SHORT POSITIONS - (18.6)%(p)

COMMON STOCKS - (13.8)%

Aerospace & Defense - (0.2)%
TransDigm Group, Inc.	(2,285)	(495)
Triumph Group, Inc.	(27,065)	(724)
		(1,219)
Air Freight & Logistics - (0.1)%
Royal Mail plc (United Kingdom)	(114,760)	(594)

Investments	Shares	Value ($000)
Airlines - (0.2)%
Deutsche Lufthansa AG (Germany)	(88,070)	(1,173)

Auto Components - (0.3)%
Autoliv, Inc. (Sweden)	(9,229)	(1,068)
Goodyear Tire & Rubber Co. (The)	(16,561)	(536)
		(1,604)
Banks - (0.4)%
Canadian Imperial Bank of Commerce (Canada)	(6,648)	(566)
Canadian Western Bank (Canada)	(16,685)	(380)
Columbia Banking System, Inc.	(4,952)	(197)
First Interstate BancSystem, Inc., Class A	(3,698)	(152)
FNB Corp.	(2,592)	(39)
National Bank of Canada (Canada)	(9,715)	(419)
Pacific Premier Bancorp, Inc.*	(5,345)	(210)
		(1,963)
Beverages - (0.2)%
Brown-Forman Corp., Class B	(20,780)	(948)

Biotechnology - (0.2)%
AbbVie, Inc.	(8,081)	(494)
Amgen, Inc.	(2,285)	(358)
		(852)
Building Products - (0.2)%
Owens Corning	(14,220)	(786)

Chemicals - (0.4)%
International Flavors & Fragrances, Inc.	(7,960)	(933)
Praxair, Inc.	(8,320)	(985)
		(1,918)
Commercial Services & Supplies - 0.0%(a)
G&K Services, Inc., Class A	(413)	(40)

Containers & Packaging - 0.0%(a)
Berry Plastics Group, Inc.*	(1)	–(g )

Diversified Consumer Services - (0.2)%
ServiceMaster Global Holdings, Inc.*	(31,535)	(1,166)

Diversified Telecommunication Services - 0.0%(a)
AT&T, Inc.	(932)	(39)
CenturyLink, Inc.	(5,465)	(142)
		(181)
Electric Utilities - (0.6)%
Duke Energy Corp.	(17,306)	(1,359)
Eversource Energy	(5,314)	(294)
Southern Co. (The)	(26,687)	(1,319)
Xcel Energy, Inc.	(2,147)	(89)
		(3,061)
Electrical Equipment - (0.3)%
Acuity Brands, Inc.	(3,815)	(791)
Regal Beloit Corp.	(13,285)	(964)
		(1,755)
Energy Equipment & Services - (0.1)%
Patterson-UTI Energy, Inc.	(15,242)	(427)

Equity Real Estate Investment Trusts (REITs) - (0.3)%
DCT Industrial Trust, Inc.	(8,500)	(380)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Shares	Value ($000)
Duke Realty Corp.	(24,075)	(586)
Park Hotels & Resorts, Inc.	(29,300)	(795)
		(1,761)
Food & Staples Retailing - (0.2)%
CVS Health Corp.	(7,062)	(556)
Walgreens Boots Alliance, Inc.	(6,478)	(531)
		(1,087)
Food Products - (0.2)%
Hormel Foods Corp.	(24,020)	(872)

Health Care Equipment & Supplies - (0.7)%
ABIOMED, Inc.*	(6,800)	(723)
Cooper Cos., Inc. (The)	(2,220)	(410)
Danaher Corp.	(5,549)	(466)
DENTSPLY SIRONA, Inc.	(6,284)	(356)
ICU Medical, Inc.*	(2,815)	(386)
IDEXX Laboratories, Inc.*	(2,357)	(288)
LivaNova plc*	(16,915)	(814)
		(3,443)
Health Care Providers & Services - (0.6)%
AmerisourceBergen Corp.	(5,237)	(457)
Anthem, Inc.	(2,357)	(363)
Cardinal Health, Inc.	(5,237)	(393)
Express Scripts Holding Co.*	(8,383)	(577)
Henry Schein, Inc.*	(2,160)	(345)
Patterson Cos., Inc.	(9,819)	(409)
UnitedHealth Group, Inc.	(3,472)	(563)
		(3,107)
Hotels, Restaurants & Leisure - (0.2)%
Darden Restaurants, Inc.	(10,745)	(788)
Eldorado Resorts, Inc.*	(3,308)	(51)
		(839)
Household Durables - (0.3)%
Leggett & Platt, Inc.	(16,270)	(776)
Lennar Corp., Class A	(20,400)	(911)
		(1,687)
Household Products - (0.2)%
Church & Dwight Co., Inc.	(18,450)	(834)

Independent Power & Renewable Electricity Producers - (0.1)%
NRG Yield, Inc., Class C	(12,920)	(219)
TerraForm Power, Inc., Class A*	(44,230)	(525)
		(744)
Insurance - (0.5)%
Axis Capital Holdings Ltd.	(12,020)	(769)
Everest Re Group Ltd.	(3,490)	(768)
First American Financial Corp.	(20,695)	(778)
Primerica, Inc.	(6,775)	(511)
		(2,826)
Internet Software & Services - (0.2)%
Alibaba Group Holding Ltd., ADR (China)*	(10,733)	(1,087)

IT Services - 0.0%(a)
Gartner, Inc.*	(434)	(43)

Leisure Products - (0.1)%
Hasbro, Inc.	(9,045)	(746)

Life Sciences Tools & Services - (0.6)%
Bruker Corp.	(25,325)	(601)
Investments	Shares	Value ($000)
Mettler-Toledo International, Inc.*	(1,047)	(447)
PerkinElmer, Inc.	(7,528)	(400)
Quintiles IMS Holdings, Inc.*	(6,534)	(513)
Thermo Fisher Scientific, Inc.	(3,215)	(490)
Waters Corp.*	(3,273)	(464)
		(2,915)
Machinery - (0.1)%
Flowserve Corp.	(7,915)	(389)

Media - (0.3)%
New Media Investment Group, Inc.	(48,498)	(739)
SES SA, FDR (Luxembourg)	(21,951)	(427)
Twenty-First Century Fox, Inc., Class A	(12,300)	(386)
		(1,552)
Metals & Mining - (0.1)%
Worthington Industries, Inc.	(12,050)	(576)

Multiline Retail - (0.7)%
Big Lots, Inc.	(15,145)	(757)
Dillard's, Inc., Class A	(9,250)	(522)
JC Penney Co., Inc.*	(14,912)	(99)
Kohl's Corp.	(18,752)	(747)
Macy's, Inc.	(3,450)	(102)
Nordstrom, Inc.	(12,044)	(533)
Target Corp.	(12,030)	(776)
		(3,536)
Multi-Utilities - (0.6)%
Ameren Corp.	(19,190)	(1,010)
Consolidated Edison, Inc.	(26,406)	(1,963)
Dominion Resources, Inc.	(3,109)	(237)
Public Service Enterprise Group, Inc.	(3,017)	(134)
		(3,344)
Oil, Gas & Consumable Fuels - (0.2)%
ONEOK, Inc.	(8,566)	(472)
Plains GP Holdings LP, Class A	(3,584)	(116)
Tallgrass Energy GP LP	(6,845)	(185)
		(773)
Pharmaceuticals - (1.7)%
Allergan plc*	(2,222)	(486)
Endo International plc*	(39,560)	(484)
Horizon Pharma plc*	(21,601)	(354)
Johnson & Johnson	(14,932)	(1,691)
Mallinckrodt plc*	(10,822)	(527)
Merck & Co., Inc.	(8,183)	(507)
Mylan NV*	(16,297)	(620)
Novartis AG, ADR (Switzerland)	(7,437)	(550)
Novo Nordisk A/S, ADR (Denmark)	(9,819)	(355)
Roche Holding AG (Switzerland)	(8,330)	(1,962)
Sanofi, ADR (France)	(13,929)	(568)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	(13,092)	(438)
UCB SA (Belgium)	(6,531)	(449)
		(8,991)
Professional Services - (0.1)%
WageWorks, Inc.*	(5,355)	(386)

Road & Rail - (0.2)%
Union Pacific Corp.	(7,450)	(794)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Shares	Value ($000)
Semiconductors & Semiconductor Equipment - (0.2)%
Advanced Energy Industries, Inc.*	(6,775)	(399)
Analog Devices, Inc.	(5,630)	(422)
Lam Research Corp.	(3,365)	(386)
		(1,207)
Software - (0.3)%
Fortinet, Inc.*	(23,815)	(792)
Workday, Inc., Class A*	(11,735)	(975)
		(1,767)
Specialty Retail - (0.5)%
Best Buy Co., Inc.	(2,311)	(103)
Chico's FAS, Inc.	(63,480)	(856)
Five Below, Inc.*	(20,620)	(822)
Foot Locker, Inc.	(1,480)	(102)
Gap, Inc. (The)	(10,646)	(245)
GNC Holdings, Inc., Class A	(9,128)	(81)
L Brands, Inc.	(1,695)	(102)
Staples, Inc.	(11,313)	(104)
Williams-Sonoma, Inc.	(2,072)	(100)
		(2,515)
Technology Hardware, Storage & Peripherals - (0.1)%
Xerox Corp.	(56,000)	(388)

Textiles, Apparel & Luxury Goods - (0.5)%
Carter's, Inc.	(9,310)	(780)
VF Corp.	(14,640)	(754)
Wolverine World Wide, Inc.	(44,375)	(1,042)
		(2,576)
Thrifts & Mortgage Finance - (0.4)%
BofI Holding, Inc.*	(35,830)	(1,057)
Genworth MI Canada, Inc. (Canada)	(7,870)	(197)
Home Capital Group, Inc. (Canada)	(32,232)	(736)
New York Community Bancorp, Inc.	(2,600)	(40)
		(2,030)
Tobacco - (0.1)%
British American Tobacco plc, ADR (United Kingdom)	(4,049)	(499)

Trading Companies & Distributors - (0.1)%
GATX Corp.	(12,855)	(743)

TOTAL COMMON STOCKS (Proceeds $(71,296))		(71,744)
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - (2.6)%

Air Freight & Logistics - 0.0%(a)
XPO Logistics, Inc.
6.50%, 6/15/2022(h)	(164,000)	(172)

Chemicals - (0.2)%
Chemours Co. (The)
6.63%, 5/15/2023	(1,037,800)	(1,040)

Food Products - (0.2)%
Flowers Foods, Inc.
4.38%, 4/1/2022	(965,000)	(1,021)
3.50%, 10/1/2026	(221,000)	(212)
		(1,233)
Investments	Principal Amount ($)	Value ($000)
Hotels, Restaurants & Leisure - (0.3)%
Wynn Las Vegas LLC
5.50%, 3/1/2025(h)	(1,395,000)	(1,406)

IT Services - (0.2)%
iPayment, Inc.
9.50%, 12/15/2019(h)	(312,962)	(331)
Sungard Availability Services Capital, Inc.
8.75%, 4/1/2022(h)	(830,000)	(579)
		(910)
Machinery - (0.2)%
BlueLine Rental Finance Corp.
7.00%, 2/1/2019(h)	(1,137,000)	(1,134)

Media - (0.2)%
Gray Television, Inc.
5.88%, 7/15/2026(h)	(742,000)	(741)

Multiline Retail - (0.3)%
Macy's Retail Holdings, Inc.
4.50%, 12/15/2034	(1,844,000)	(1,571)

Pharmaceuticals - (0.6)%
Endo Finance LLC
5.75%, 1/15/2022(h)	(1,965,000)	(1,732)
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/2018(h)	(1,491,000)	(1,485)
		(3,217)
Specialty Retail - (0.1)%
Gap, Inc. (The)
5.95%, 4/12/2021	(226,000)	(239)

Trading Companies & Distributors - (0.3)%
United Rentals North America, Inc.
5.75%, 11/15/2024	(1,607,000)	(1,714)

TOTAL CORPORATE BONDS (Proceeds $(13,054))		(13,377)
Investments	Shares	Value ($000)

EXCHANGE TRADED FUNDS - (1.5)%

Alerian MLP Fund	(131,941)	(1,717)
Energy Select Sector SPDR Fund	(16,010)	(1,167)
Health Care Select Sector SPDR Fund	(1,946)	(137)
iShares 20+ Year Treasury Bond Fund	(19,610)	(2,355)
iShares Russell 2000 Fund	(1,218)	(165)
iShares U.S. Real Estate Fund	(2,212)	(170)
SPDR S&P MidCap 400 Fund Trust	(1,034)	(317)
SPDR S&P500 Fund Trust	(1,145)	(260)
Utilities Select Sector SPDR Fund	(29,274)	(1,440)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(7,230))		(7,728)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - (0.6)%

Gas Utilities - 0.0%(a)
Ferrellgas Partners LP	(17,982)	(136)

Industrial Conglomerates - (0.1)%
Icahn Enterprises LP	(3,465)	(205)

Oil, Gas & Consumable Fuels - (0.5)%
Crestwood Equity Partners LP	(1,192)	(33)
DCP Midstream LP	(8,589)	(334)
Golar LNG Partners LP (United Kingdom)	(7,641)	(189)
Holly Energy Partners LP	(6,466)	(239)
Magellan Midstream Partners LP	(10,672)	(854)
Phillips 66 Partners LP	(3,190)	(179)
Spectra Energy Partners LP	(9,836)	(446)
TC PipeLines LP	(6,827)	(410)
		(2,684)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(3,022))		(3,025)
Investments	Shares	Value ($000)

EXCHANGE TRADED NOTE - (0.1)%

JPMorgan Alerian MLP Index ETN (Proceeds $(773))	(25,782)	(854)

TOTAL SHORT POSITIONS (Proceeds $(95,375))		(96,728)

Total Investments - 75.7%(Cost $390,434)		392,331
Other Assets Less Liabilities - 24.3%(q)		126,330
Net assets - 100.0%		518,661

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
All or a portion of this security is segregated in connection with obligations for futures, swaps, options written and/or forward foreign currency contracts with a total value of approximately $178,151,000.

(c)	Illiquid security.
(d)	All or a portion of this security is pledged with the custodian for securities sold short and options written.
(e)
Security fair valued as of January 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2017 amounted to approximately $20,815,000, which represents approximately 4.0% of net assets of the fund.

(f)	Issuer filed for bankruptcy.
(g)	Amount less than one thousand.
(h)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $92,434,000 of long positions and $(7,580,000) of short positions, or 17.8% and (1.5%), respectively, of net assets for the Fund. Securities denoted with “(h)” but without “(c)” have been deemed by the investment manager to be liquid.

(i)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(j)	All or a portion of this security had not settled as of January 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	Defaulted security.
(l)	Perpetual Security. The rate reflected was the rate in effect on January 31, 2017. The maturity date reflects the next call date.
(m)
Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2017.

(n)	Represents 7-day effective yield as of January 31, 2017.
(o)	All or a portion represents positions held by Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”) (See Notes to Schedule of Investments).
(p)	At January 31, 2017 the Fund had approximately $103,270,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(q)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2017.

Abbreviations
ADR	American Depositary Receipt
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
DIP	Debtor-in-Possession
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SPDR	Standard & Poor's Depositary Receipt

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)
Derivative Instruments

Futures contracts (“futures”)

At January 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
2/10/2017	14 Low Sulphur Gas Oil(a)	Long	$(4,222)
2/13/2017	6 Copper(a)	Long	61,313
2/13/2017	4 Lead(a)	Long	20,132
2/13/2017	15 Nickel(a)	Long	(121,209)
2/13/2017	36 Premium High Grade Aluminum(a)	Long	57,813
2/13/2017	1 White Sugar(a)	Long	74
2/13/2017	12 Zinc(a)	Long	91,289
2/17/2017	4 Amsterdam Index(a)	Long	(6,091)
2/17/2017	6 CAC40 Index(a)	Long	(6,305)
2/17/2017	29 OMXS30 Index(a)	Long	10,726
2/21/2017	10 WTI Crude Oil(a)	Long	(12,793)
2/23/2017	17 MSCI Taiwan Stock Index(a)	Long	12,642
2/24/2017	10 Natural Gas(a)	Long	(17,693)
2/27/2017	49 FTSE China A50 Index(a)	Long	5,612
2/27/2017	2 Hang Seng Index(a)	Long	4,107
2/27/2017	3 H-SHARES Index(a)	Long	968
2/27/2017	14 MSCI Singapore Index(a)	Long	(2,406)
2/28/2017	12 Brent Crude Oil(a)	Long	(4,499)
2/28/2017	10 New York Harbor ULSD(a)	Long	(10,548)
2/28/2017	9 RBOB Gasoline(a)	Long	(23,615)
2/28/2017	13 Sugar 11(a)	Long	(2,458)
3/8/2017	25 Euro—Bobl(a)	Long	(5,208)
3/8/2017	32 Euro-BTP Italian Government Bond(a)	Long	(14,081)
3/8/2017	5 Euro—Bund	Long	(9,695)
3/8/2017	104 Euro—SCHATZ(a)	Long	2,529
3/9/2017	27 Cotton No. 2(a)	Long	54,481
3/9/2017	4 Nikkei 225(a)	Long	8,868
3/9/2017	2 TOPIX Index(a)	Long	6,964
3/13/2017	8 Australian Dollar(a)	Long	2,059
3/13/2017	7 Copper(a)	Long	62,579
3/13/2017	6 Lead(a)	Long	33,151
3/13/2017	13 New Zealand Dollar(a)	Long	18,203
3/13/2017	12 Nickel(a)	Long	(78,570)
3/13/2017	30 Premium High Grade Aluminum(a)	Long	69,149
3/13/2017	16 U.S. Dollar Index(a)	Long	(35,254)
3/13/2017	2 USD/Norwegian Krone Cross Rate	Long	(5,308)

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/13/2017	2 USD/Swedish Krona Cross Rate	Long	$(8,836)
3/13/2017	12 Zinc(a)	Long	58,396
3/14/2017	2 Canadian Dollar(a)	Long	1,220
3/14/2017	20 Soybean(a)	Long	(15,916)
3/14/2017	16 Soybean Meal(a)	Long	(18,388)
3/14/2017	29 Soybean Oil(a)	Long	(44,064)
3/16/2017	6 S&P/Toronto Stock Exchange 60 Index(a)	Long	9,714
3/16/2017	4 SPI 200 Index(a)	Long	2,114
3/17/2017	1 DAX Index(a)	Long	7,882
3/17/2017	7 E-Mini DJIA CBOT(a)	Long	7,861
3/17/2017	1 E-Mini MSCI EAFE Index(a)	Long	1,448
3/17/2017	6 E-Mini MSCI Emerging Markets Index(a)	Long	13,938
3/17/2017	5 E-Mini Russell 2000(a)	Long	477
3/17/2017	5 FTSE 100 Index(a)	Long	(4,644)
3/17/2017	1 FTSE/MIB Index(a)	Long	(1,348)
3/17/2017	4 NASDAQ 100 E-Mini(a)	Long	19,688
3/17/2017	5 S&P 500 E-Mini Index(a)	Long	5,990
3/17/2017	3 S&P MID 400 E-Mini(a)	Long	2,642
3/17/2017	10 Stoxx Europe 600 Index(a)	Long	1,469
3/17/2017	9 The EURO STOXX 50 Index(a)	Long	1,288
3/21/2017	4 Coffee 'c'(a)	Long	(3,274)
3/22/2017	6 Canadian 10-Year Bond	Long	(1,438)
3/22/2017	2 U.S. Treasury 10-Year Note	Long	309
3/29/2017	14 Copper(a)	Long	29,143
3/29/2017	1 Long Gilt(a)	Long	(797)
3/29/2017	8 Nymex Palladium(a)	Long	40,543
3/31/2017	19 Robusta Coffee(a)	Long	41,355
4/13/2017	7 Copper(a)	Long	17,175
4/13/2017	5 Lead(a)	Long	9,673
4/13/2017	5 Nickel(a)	Long	(15,225)
4/13/2017	31 Premium High Grade Aluminum(a)	Long	6,139
4/13/2017	10 Zinc(a)	Long	18,747
4/17/2017	3 Lean Hogs Livestock(a)	Long	401
4/28/2017	17 Live Cattle(a)	Long	(23,308)
5/12/2017	31 Canola (WCE)(a)	Long	(2,501)
9/7/2017	2 ASX 90 Day Bank Accepted Bills(a)	Long	10
12/20/2017	71 90-Day Sterling(a)	Long	(3,580)
2/13/2017	6 Copper(a)	Short	(60,655)
2/13/2017	4 Lead(a)	Short	(16,912)
2/13/2017	15 Nickel(a)	Short	106,670

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
2/13/2017	36 Premium High Grade Aluminum(a)	Short	$(75,819)
2/13/2017	12 Zinc(a)	Short	(57,773)
2/23/2017	5 SGX Nifty 50 Index(a)	Short	(1,230)
3/8/2017	3 Euro-BTP Italian Government Bond	Short	4,824
3/8/2017	8 Euro-BTP Italian Government Bond(a)	Short	15,217
3/8/2017	2 Euro-Buxl 30-Year Bond(a)	Short	(1,958)
3/8/2017	6 Euro—OAT(a)	Short	9,358
3/8/2017	10 Euro—OAT	Short	15,005
3/13/2017	2 10-Year Japanese Government Bond(a)	Short	(3,447)
3/13/2017	1 Australian Dollar	Short	(793)
3/13/2017	15 British Pound(a)	Short	(8,621)
3/13/2017	15 British Pound	Short	(24,351)
3/13/2017	7 Copper(a)	Short	(25,077)
3/13/2017	53 Euro Fx Future with American Style Options	Short	(193,942)
3/13/2017	11 Euro Fx Future with American Style Options(a)	Short	(22,045)
3/13/2017	288 Japanese Yen	Short	(630,346)
3/13/2017	8 Japanese Yen(a)	Short	(25,431)
3/13/2017	6 Lead(a)	Short	(18,855)
3/13/2017	43 Mexican Peso(a)	Short	7,188
3/13/2017	3 New Zealand Dollar	Short	(6,059)
3/13/2017	12 Nickel(a)	Short	27,273
3/13/2017	1 Polish Zloty	Short	(4,993)
3/13/2017	30 Premium High Grade Aluminum(a)	Short	(6,239)
3/13/2017	4 Swiss Franc	Short	(8,987)
3/13/2017	11 Swiss Franc(a)	Short	(27,644)
3/13/2017	12 Zinc(a)	Short	(42,404)
3/14/2017	2 Canadian Dollar	Short	(1,006)
3/14/2017	26 Corn(a)	Short	(3,894)
3/14/2017	6 Hard Red Winter Wheat(a)	Short	(481)
3/14/2017	21 Wheat(a)	Short	334
3/15/2017	5 Australia 10-Year Bond(a)	Short	(4,498)
3/15/2017	39 Australia 3-Year Bond(a)	Short	(8,373)
3/16/2017	14 Cocoa(a)	Short	55,158
3/16/2017	21 Cocoa(a)	Short	70,048
3/16/2017	4 FTSE/JSE Top 40 Index(a)	Short	(3,919)
3/17/2017	36 S&P 500 E-Mini Index	Short	(35,960)
3/17/2017	273 The EURO STOXX 50 Index	Short	(146,389)
3/22/2017	14 Canadian 10-Year Bond(a)	Short	7,861
3/22/2017	12 U.S. Treasury 10-Year Note(a)	Short	(1,986)
3/22/2017	1 U.S. Treasury 10-Year Ultra Bond(a)	Short	(439)
3/22/2017	3 U.S. Treasury Long Bond(a)	Short	(225)

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/22/2017	1 U.S. Treasury Ultra Bond(a)	Short	$1,748
3/29/2017	6 Long Gilt	Short	2,086
3/30/2017	2 Feeder Cattle(a)	Short	4,068
3/31/2017	38 U.S. Treasury 2-Year Note(a)	Short	(7,836)
3/31/2017	20 U.S. Treasury 5-Year Note(a)	Short	(3,083)
4/13/2017	4 Nickel(a)	Short	(4,785)
4/26/2017	7 Gold 100 OZ(a)	Short	5,374
4/26/2017	1 Platinum(a)	Short	(4,708)
9/18/2017	8 Euro CHF 3-Month LIFFE(a)	Short	(690)
12/18/2017	24 3-Month Euro Euribor(a)	Short	(151)
12/18/2017	23 Canadian 3-Month Bank Acceptance(a)	Short	692
3/19/2018	53 90-Day Euro Dollar(a)	Short	8,866
Total futures			$(833,227)

(a)	The investment is held by the Subsidiary (see Notes to Schedule of Investments).

At January 31, 2017, the notional value of futures for the Fund was $70,450,774 for long positions and $(125,219,500) for short positions. The Fund had $4,060,991 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)
At January 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
77,250	Brazilian Real	$23,755	Bank of America, NA(a)	2/2/2017	$760
21,503	Brazilian Real	6,640	Bank of America, NA(a)	2/2/2017	184
58,599	Brazilian Real	18,184	Bank of America, NA(a)	2/2/2017	412
118,055	Brazilian Real	36,487	Bank of America, NA(a)	2/2/2017	978
35,141	Brazilian Real	11,095	Bank of America, NA(a)	2/2/2017	57
17,702	Brazilian Real	5,478	Bank of America, NA(a)	2/2/2017	140
26,679	Brazilian Real	8,276	Bank of America, NA(a)	2/2/2017	191
266,717	Brazilian Real	82,758	Bank of America, NA(a)	2/2/2017	1,884
25,943	Brazilian Real	8,028	Bank of America, NA(a)	2/2/2017	205
1,338	Brazilian Real	414	Bank of America, NA(a)	2/2/2017	11
634	Brazilian Real	197	Bank of America, NA(a)	2/2/2017	4
41,826	Brazilian Real	13,129	Bank of America, NA(a)	2/2/2017	145
2,787	Brazilian Real	862	Bank of America, NA(a)	2/2/2017	22
2,235,267	Brazilian Real	678,131	Bank of America, NA(a)	2/2/2017	31,230
100,462	Brazilian Real	30,589	Bank of America, NA(a)	2/2/2017	1,293
26,676	Brazilian Real	8,275	Bank of America, NA(a)	2/2/2017	191
278,637	Brazilian Real	86,160	Bank of America, NA(a)	2/2/2017	2,265
15,849	Brazilian Real	4,955	Bank of America, NA(a)	2/2/2017	75
118,114	Brazilian Real	36,641	Bank of America, NA(a)	2/2/2017	842
100,755	Brazilian Real	31,801	Bank of America, NA(a)	2/2/2017	174
126,091	Brazilian Real	39,388	Bank of America, NA(a)	2/2/2017	627
5,006	Brazilian Real	1,511	Bank of America, NA(a)	2/2/2017	78

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
34,830	Brazilian Real	$10,789	Bank of America, NA(a)	2/2/2017	$264
27,866	Brazilian Real	8,616	Bank of America, NA(a)	2/2/2017	227
226,736	Brazilian Real	69,149	Bank of America, NA(a)	2/2/2017	2,806
139,293	Brazilian Real	43,080	Bank of America, NA(a)	2/2/2017	1,124
3,867	Brazilian Real	1,221	Bank of America, NA(a)	3/2/2017	(2)
4,094,016	Brazilian Real	1,296,980	Bank of America, NA(a)	3/2/2017	(6,399)
495,679	Chilean Peso	766	Bank of America, NA(a)	3/15/2017	(4)
495,793	Chilean Peso	766	Bank of America, NA(a)	3/15/2017	(4)
4,956,403	Chilean Peso	7,660	Bank of America, NA(a)	3/15/2017	(39)
5,225,916	Chilean Peso	7,965	Bank of America, NA(a)	3/15/2017	71
5,608,039	Chilean Peso	8,619	Bank of America, NA(a)	3/15/2017	4
4,956,403	Chilean Peso	7,660	Bank of America, NA(a)	3/15/2017	(39)
4,955,518	Chilean Peso	7,661	Bank of America, NA(a)	3/15/2017	(41)
4,957,246	Chilean Peso	7,660	Bank of America, NA(a)	3/15/2017	(37)
1,485,523	Chilean Peso	2,248	Bank of America, NA(a)	3/15/2017	36
160,391	Chilean Peso	238	Bank of America, NA(a)	3/15/2017	9
2,065,001	Chilean Peso	3,192	Bank of America, NA(a)	3/15/2017	(17)
4,958,701	Chilean Peso	7,660	Bank of America, NA(a)	3/15/2017	(35)
4,957,169	Chilean Peso	7,660	Bank of America, NA(a)	3/15/2017	(37)
5,227,907	Chilean Peso	7,965	Bank of America, NA(a)	3/15/2017	74
3,236,824	Chilean Peso	4,837	Bank of America, NA(a)	3/15/2017	140
5,606,142	Chilean Peso	8,619	Bank of America, NA(a)	3/15/2017	2
4,227,145	Chilean Peso	6,500	Bank of America, NA(a)	3/15/2017	–(b)
5,607,004	Chilean Peso	8,619	Bank of America, NA(a)	3/15/2017	3
834,263,064	Chilean Peso	1,240,374	Bank of America, NA(a)	3/15/2017	42,464
5,225,855	Chilean Peso	7,966	Bank of America, NA(a)	3/15/2017	70
5,225,916	Chilean Peso	7,965	Bank of America, NA(a)	3/15/2017	71
5,607,866	Chilean Peso	8,619	Bank of America, NA(a)	3/15/2017	4
5,608,642	Chilean Peso	8,619	Bank of America, NA(a)	3/15/2017	5
5,224,979	Chilean Peso	7,966	Bank of America, NA(a)	3/15/2017	68
483,369	Chilean Peso	737	Bank of America, NA(a)	3/15/2017	6
5,223,925	Chilean Peso	7,965	Bank of America, NA(a)	3/15/2017	68
5,255,725	Chilean Peso	8,066	Bank of America, NA(a)	3/15/2017	16
5,254,515	Chilean Peso	8,066	Bank of America, NA(a)	3/15/2017	14
5,254,918	Chilean Peso	8,066	Bank of America, NA(a)	3/15/2017	14
1,704,917	Chilean Peso	2,569	Bank of America, NA(a)	3/15/2017	53
4,307,653	Chilean Peso	6,643	Bank of America, NA(a)	3/15/2017	(19)
4,307,653	Chilean Peso	6,643	Bank of America, NA(a)	3/15/2017	(19)
5,252,660	Chilean Peso	8,066	Bank of America, NA(a)	3/15/2017	11
2,701	Chilean Peso	4	Bank of America, NA(a)	3/15/2017	–(b)
2,189,996	Chilean Peso	3,352	Bank of America, NA(a)	3/15/2017	16
998,070	Chilean Peso	1,493	Bank of America, NA(a)	3/15/2017	42
9,789,444	Chilean Peso	14,817	Bank of America, NA(a)	3/15/2017	236
4,261,101	Chilean Peso	6,294	Bank of America, NA(a)	3/15/2017	258
2,619,560	Chilean Peso	3,845	Bank of America, NA(a)	3/15/2017	183
4,143,871	Chilean Peso	6,330	Bank of America, NA(a)	3/15/2017	42

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
2,115,579	Chilean Peso	$3,129	Bank of America, NA(a)	3/15/2017	$124
4,955,331	Chilean Peso	7,660	Bank of America, NA(a)	3/15/2017	(40)
5,227,509	Chilean Peso	7,965	Bank of America, NA(a)	3/15/2017	73
2,038,424	Chilean Peso	3,114	Bank of America, NA(a)	3/15/2017	20
4,957,169	Chilean Peso	7,660	Bank of America, NA(a)	3/15/2017	(37)
5,254,763	Chilean Peso	8,067	Bank of America, NA(a)	3/15/2017	13
4,144,632	Chilean Peso	6,399	Bank of America, NA(a)	3/15/2017	(26)
4,311,971	Chilean Peso	6,643	Bank of America, NA(a)	3/15/2017	(13)
1,767,248	Chilean Peso	2,712	Bank of America, NA(a)	3/15/2017	5
5,254,515	Chilean Peso	8,066	Bank of America, NA(a)	3/15/2017	14
5,255,322	Chilean Peso	8,066	Bank of America, NA(a)	3/15/2017	15
525,182	Chilean Peso	806	Bank of America, NA(a)	3/15/2017	2
44,322	Czech Koruna	1,722	Bank of America, NA(a)	3/15/2017	53
91,653	Czech Koruna	3,637	Bank of America, NA(a)	3/15/2017	34
158,465	Czech Koruna	6,318	Bank of America, NA(a)	3/15/2017	28
68,410	Czech Koruna	2,690	Bank of America, NA(a)	3/15/2017	50
95,660	Czech Koruna	3,823	Bank of America, NA(a)	3/15/2017	8
2,388	Czech Koruna	95	Bank of America, NA(a)	3/15/2017	1
68,898	Czech Koruna	2,714	Bank of America, NA(a)	3/15/2017	45
144,192	Czech Koruna	5,755	Bank of America, NA(a)	3/15/2017	20
83,150	Czech Koruna	3,288	Bank of America, NA(a)	3/15/2017	42
175,932	Czech Koruna	6,994	Bank of America, NA(a)	3/15/2017	52
481,098	Czech Koruna	18,565	Bank of America, NA(a)	3/15/2017	702
22,545	Czech Koruna	884	Bank of America, NA(a)	3/15/2017	19
242,494	Czech Koruna	9,630	Bank of America, NA(a)	3/15/2017	82
1,140,572	Hungarian Forint	3,955	Bank of America, NA(a)	3/16/2017	22
1,416,615	Hungarian Forint	4,911	Bank of America, NA(a)	3/16/2017	28
581,400	Hungarian Forint	2,005	Bank of America, NA(a)	3/16/2017	22
1,076,363	Hungarian Forint	3,699	Bank of America, NA(a)	3/16/2017	54
326,688	Hungarian Forint	1,123	Bank of America, NA(a)	3/16/2017	16
836,828	Hungarian Forint	2,835	Bank of America, NA(a)	3/16/2017	83
158,173	Hungarian Forint	540	Bank of America, NA(a)	3/16/2017	11
267,114	Hungarian Forint	922	Bank of America, NA(a)	3/16/2017	9
750,239	Hungarian Forint	2,603	Bank of America, NA(a)	3/16/2017	13
3,908,266	Hungarian Forint	13,134	Bank of America, NA(a)	3/16/2017	492
1,678,441	Hungarian Forint	5,671	Bank of America, NA(a)	3/16/2017	181
3,367,762	Hungarian Forint	11,731	Bank of America, NA(a)	3/16/2017	11
694,393	Hungarian Forint	2,397	Bank of America, NA(a)	3/16/2017	24
1,420,900	Hungarian Forint	4,907	Bank of America, NA(a)	3/16/2017	47
179,324	Indian Rupee	2,616	Bank of America, NA(a)	3/15/2017	29
339,746	Indian Rupee	4,953	Bank of America, NA(a)	3/15/2017	58
162,272	Indian Rupee	2,365	Bank of America, NA(a)	3/15/2017	28
344,589	Indian Rupee	5,019	Bank of America, NA(a)	3/15/2017	63
5,735,469	Indian Rupee	83,885	Bank of America, NA(a)	3/15/2017	702
57,271	Indian Rupee	838	Bank of America, NA(a)	3/15/2017	7
573,395	Indian Rupee	8,388	Bank of America, NA(a)	3/15/2017	68

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
573,387	Indian Rupee	$8,388	Bank of America, NA(a)	3/15/2017	$68
573,236	Indian Rupee	8,388	Bank of America, NA(a)	3/15/2017	66
4,397,376	Indian Rupee	64,155	Bank of America, NA(a)	3/15/2017	698
91,149	Indian Rupee	1,332	Bank of America, NA(a)	3/15/2017	12
573,404	Indian Rupee	8,388	Bank of America, NA(a)	3/15/2017	69
573,204	Indian Rupee	8,389	Bank of America, NA(a)	3/15/2017	65
573,152	Indian Rupee	8,388	Bank of America, NA(a)	3/15/2017	65
103,579	Indian Rupee	1,509	Bank of America, NA(a)	3/15/2017	19
2,865,473	Indian Rupee	41,945	Bank of America, NA(a)	3/15/2017	315
573,236	Indian Rupee	8,388	Bank of America, NA(a)	3/15/2017	66
57,256	Indian Rupee	838	Bank of America, NA(a)	3/15/2017	6
2,866,091	Indian Rupee	41,943	Bank of America, NA(a)	3/15/2017	326
2,865,599	Indian Rupee	41,945	Bank of America, NA(a)	3/15/2017	317
406,503	Indian Rupee	5,936	Bank of America, NA(a)	3/15/2017	59
57,250	Indian Rupee	838	Bank of America, NA(a)	3/15/2017	6
290,373	Indian Rupee	4,230	Bank of America, NA(a)	3/15/2017	52
420,742	Indian Rupee	6,145	Bank of America, NA(a)	3/15/2017	60
810,293	Indian Rupee	11,831	Bank of America, NA(a)	3/15/2017	119
419,011	Indian Rupee	6,139	Bank of America, NA(a)	3/15/2017	41
583,126	Indian Rupee	8,519	Bank of America, NA(a)	3/15/2017	81
583,134	Indian Rupee	8,519	Bank of America, NA(a)	3/15/2017	81
583,074	Indian Rupee	8,519	Bank of America, NA(a)	3/15/2017	80
5,834,119	Indian Rupee	85,192	Bank of America, NA(a)	3/15/2017	850
454,913	Indian Rupee	6,661	Bank of America, NA(a)	3/15/2017	48
561,862	Indian Rupee	8,202	Bank of America, NA(a)	3/15/2017	84
122,638,701	Indian Rupee	1,794,144	Bank of America, NA(a)	3/15/2017	14,538
167,735	Indian Rupee	2,456	Bank of America, NA(a)	3/15/2017	18
646,586	Indian Rupee	9,462	Bank of America, NA(a)	3/15/2017	74
5,621,953	Indian Rupee	82,028	Bank of America, NA(a)	3/15/2017	885
82,882	Indian Rupee	1,211	Bank of America, NA(a)	3/15/2017	11
21,007	Indian Rupee	307	Bank of America, NA(a)	3/15/2017	3
2,662,031	Indian Rupee	39,082	Bank of America, NA(a)	3/15/2017	178
53,192	Indian Rupee	781	Bank of America, NA(a)	3/15/2017	3
583,143	Indian Rupee	8,519	Bank of America, NA(a)	3/15/2017	81
573,379	Indian Rupee	8,388	Bank of America, NA(a)	3/15/2017	68
2,866,862	Indian Rupee	41,942	Bank of America, NA(a)	3/15/2017	339
405,945	Indian Rupee	5,908	Bank of America, NA(a)	3/15/2017	79
532,356	Indian Rupee	7,816	Bank of America, NA(a)	3/15/2017	35
532,517	Indian Rupee	7,817	Bank of America, NA(a)	3/15/2017	37
327,171	Indian Rupee	4,803	Bank of America, NA(a)	3/15/2017	22
5,327,111	Indian Rupee	78,164	Bank of America, NA(a)	3/15/2017	401
571,627	Indian Rupee	8,375	Bank of America, NA(a)	3/15/2017	55
532,559	Indian Rupee	7,816	Bank of America, NA(a)	3/15/2017	38
309,346	Israeli New Shekel	81,889	Bank of America, NA(a)	3/15/2017	255
314,826	Israeli New Shekel	83,275	Bank of America, NA(a)	3/15/2017	324
316,264	Israeli New Shekel	83,751	Bank of America, NA(a)	3/15/2017	230

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
162,555	Israeli New Shekel	$42,128	Bank of America, NA(a)	3/15/2017	$1,037
6,009	Israeli New Shekel	1,579	Bank of America, NA(a)	3/15/2017	17
16,723	Israeli New Shekel	4,383	Bank of America, NA(a)	3/15/2017	58
307,790	Israeli New Shekel	81,848	Bank of America, NA(a)	3/15/2017	(117)
3,066	Israeli New Shekel	806	Bank of America, NA(a)	3/15/2017	8
5,917	Israeli New Shekel	1,549	Bank of America, NA(a)	3/15/2017	22
158,483	Israeli New Shekel	41,820	Bank of America, NA(a)	3/15/2017	264
309,132	Israeli New Shekel	81,752	Bank of America, NA(a)	3/15/2017	335
196	Israeli New Shekel	51	Bank of America, NA(a)	3/15/2017	1
3,027	Israeli New Shekel	793	Bank of America, NA(a)	3/15/2017	11
306,390	Israeli New Shekel	81,102	Bank of America, NA(a)	3/15/2017	257
49,281,725	Korean Won	41,866	Bank of America, NA(a)	3/15/2017	936
98,348,878	Korean Won	84,551	Bank of America, NA(a)	3/15/2017	866
9,852,593	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	184
9,832,911	Korean Won	8,455	Bank of America, NA(a)	3/15/2017	85
984,898	Korean Won	837	Bank of America, NA(a)	3/15/2017	18
9,851,923	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	184
9,856,779	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	188
49,269,583	Korean Won	41,866	Bank of America, NA(a)	3/15/2017	925
31,175,427	Korean Won	26,498	Bank of America, NA(a)	3/15/2017	578
9,852,760	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	184
9,850,751	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	182
985,049	Korean Won	837	Bank of America, NA(a)	3/15/2017	19
9,852,593	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	184
8,312,888	Korean Won	7,140	Bank of America, NA(a)	3/15/2017	80
49,262,964	Korean Won	41,865	Bank of America, NA(a)	3/15/2017	920
49,259,196	Korean Won	41,865	Bank of America, NA(a)	3/15/2017	917
9,850,500	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	182
9,852,090	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	184
984,881	Korean Won	837	Bank of America, NA(a)	3/15/2017	18
9,850,751	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	182
3,526,105	Korean Won	3,050	Bank of America, NA(a)	3/15/2017	12
222,412	Korean Won	190	Bank of America, NA(a)	3/15/2017	3
984,730	Korean Won	837	Bank of America, NA(a)	3/15/2017	18
9,853,514	Korean Won	8,373	Bank of America, NA(a)	3/15/2017	185
57,720,637	Korean Won	48,857	Bank of America, NA(a)	3/15/2017	1,274
1,370,093	Korean Won	1,174	Bank of America, NA(a)	3/15/2017	16
19,343,203	Korean Won	16,346	Bank of America, NA(a)	3/15/2017	454
48,212,126	Korean Won	41,315	Bank of America, NA(a)	3/15/2017	558
34,560,723	Korean Won	29,614	Bank of America, NA(a)	3/15/2017	402
96,418,273	Korean Won	82,627	Bank of America, NA(a)	3/15/2017	1,113
9,639,771	Korean Won	8,262	Bank of America, NA(a)	3/15/2017	110
9,640,442	Korean Won	8,263	Bank of America, NA(a)	3/15/2017	110
98,567,296	Korean Won	83,731	Bank of America, NA(a)	3/15/2017	1,876
9,641,516	Korean Won	8,263	Bank of America, NA(a)	3/15/2017	111
9,638,284	Korean Won	8,262	Bank of America, NA(a)	3/15/2017	109

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
9,643,086	Korean Won	$8,263	Bank of America, NA(a)	3/15/2017	$112
9,637,623	Korean Won	8,262	Bank of America, NA(a)	3/15/2017	108
963,595	Korean Won	826	Bank of America, NA(a)	3/15/2017	11
2,520,607	Korean Won	2,170	Bank of America, NA(a)	3/15/2017	19
8,147,736	Korean Won	6,756	Bank of America, NA(a)	3/15/2017	320
22,975,739	Korean Won	19,028	Bank of America, NA(a)	3/15/2017	927
28,546	Korean Won	24	Bank of America, NA(a)	3/15/2017	1
21,698,627	Korean Won	18,050	Bank of America, NA(a)	3/15/2017	795
40,555,787	Korean Won	34,872	Bank of America, NA(a)	3/15/2017	351
9,831,897	Korean Won	8,455	Bank of America, NA(a)	3/15/2017	84
9,640,763	Korean Won	8,262	Bank of America, NA(a)	3/15/2017	111
9,634,731	Korean Won	8,262	Bank of America, NA(a)	3/15/2017	106
48,191,542	Korean Won	41,314	Bank of America, NA(a)	3/15/2017	541
48,185,758	Korean Won	41,314	Bank of America, NA(a)	3/15/2017	536
9,638,780	Korean Won	8,262	Bank of America, NA(a)	3/15/2017	109
963,628	Korean Won	826	Bank of America, NA(a)	3/15/2017	11
1,303,345	New Taiwan Dollar	41,623	Bank of America, NA(a)	3/15/2017	287
16,888	New Taiwan Dollar	536	Bank of America, NA(a)	3/15/2017	7
1,329,178	New Taiwan Dollar	42,327	Bank of America, NA(a)	3/15/2017	413
26,059	New Taiwan Dollar	832	Bank of America, NA(a)	3/15/2017	6
183,998	New Taiwan Dollar	5,877	Bank of America, NA(a)	3/15/2017	40
262,881	New Taiwan Dollar	8,344	Bank of America, NA(a)	3/15/2017	109
47,215	New Taiwan Dollar	1,483	Bank of America, NA(a)	3/15/2017	35
37,223,481	New Taiwan Dollar	1,166,950	Bank of America, NA(a)	3/15/2017	29,985
260,659	New Taiwan Dollar	8,324	Bank of America, NA(a)	3/15/2017	58
1,314,404	New Taiwan Dollar	41,716	Bank of America, NA(a)	3/15/2017	549
2,629,059	New Taiwan Dollar	83,432	Bank of America, NA(a)	3/15/2017	1,106
265,806	New Taiwan Dollar	8,465	Bank of America, NA(a)	3/15/2017	82
262,833	New Taiwan Dollar	8,343	Bank of America, NA(a)	3/15/2017	108
27,489	New Taiwan Dollar	851	Bank of America, NA(a)	3/15/2017	33
265,837	New Taiwan Dollar	8,466	Bank of America, NA(a)	3/15/2017	82
238,103	New Taiwan Dollar	7,583	Bank of America, NA(a)	3/15/2017	73
260,659	New Taiwan Dollar	8,324	Bank of America, NA(a)	3/15/2017	58
262,816	New Taiwan Dollar	8,343	Bank of America, NA(a)	3/15/2017	108
2,607,627	New Taiwan Dollar	83,244	Bank of America, NA(a)	3/15/2017	605
266,227	New Taiwan Dollar	8,466	Bank of America, NA(a)	3/15/2017	95
26,597	New Taiwan Dollar	846	Bank of America, NA(a)	3/15/2017	9
7,559	New Taiwan Dollar	240	Bank of America, NA(a)	3/15/2017	3
2,663,000	New Taiwan Dollar	84,659	Bank of America, NA(a)	3/15/2017	971
1,330,796	New Taiwan Dollar	42,330	Bank of America, NA(a)	3/15/2017	462
285,682	New Taiwan Dollar	8,938	Bank of America, NA(a)	3/15/2017	248
270,707	New Taiwan Dollar	8,453	Bank of America, NA(a)	3/15/2017	252
91,981	New Taiwan Dollar	2,946	Bank of America, NA(a)	3/15/2017	12
1,976	New Taiwan Dollar	62	Bank of America, NA(a)	3/15/2017	2
260,692	New Taiwan Dollar	8,324	Bank of America, NA(a)	3/15/2017	59
2,657,647	New Taiwan Dollar	84,653	Bank of America, NA(a)	3/15/2017	805

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
265,831	New Taiwan Dollar	$8,465	Bank of America, NA(a)	3/15/2017	$83
262,841	New Taiwan Dollar	8,343	Bank of America, NA(a)	3/15/2017	109
266,210	New Taiwan Dollar	8,466	Bank of America, NA(a)	3/15/2017	94
4,947	New Taiwan Dollar	157	Bank of America, NA(a)	3/15/2017	2
6,717	New Taiwan Dollar	211	Bank of America, NA(a)	3/15/2017	5
137,424	New Taiwan Dollar	4,293	Bank of America, NA(a)	3/15/2017	126
481,417	New Taiwan Dollar	15,310	Bank of America, NA(a)	3/15/2017	170
173,132	Norwegian Krone	20,774	Bank of America, NA(a)	3/15/2017	223
434,273	Norwegian Krone	52,116	Bank of America, NA(a)	3/15/2017	553
268,650	Norwegian Krone	31,019	Bank of America, NA(a)	3/15/2017	1,563
567,196	Norwegian Krone	68,602	Bank of America, NA(a)	3/15/2017	187
21,671	Norwegian Krone	2,588	Bank of America, NA(a)	3/15/2017	40
20,330	Norwegian Krone	2,393	Bank of America, NA(a)	3/15/2017	73
437,522	Norwegian Krone	52,417	Bank of America, NA(a)	3/15/2017	645
12,074	Norwegian Krone	1,429	Bank of America, NA(a)	3/15/2017	35
184,523	Norwegian Krone	22,221	Bank of America, NA(a)	3/15/2017	158
1,708	Norwegian Krone	200	Bank of America, NA(a)	3/15/2017	7
7,389	Norwegian Krone	859	Bank of America, NA(a)	3/15/2017	37
135	Norwegian Krone	16	Bank of America, NA(a)	3/15/2017	–(b)
66,736	Norwegian Krone	7,863	Bank of America, NA(a)	3/15/2017	231
712,726	Norwegian Krone	85,528	Bank of America, NA(a)	3/15/2017	911
450,097	Norwegian Krone	53,936	Bank of America, NA(a)	3/15/2017	652
80,393	Norwegian Krone	9,276	Bank of America, NA(a)	3/15/2017	474
22,366	Norwegian Krone	2,592	Bank of America, NA(a)	3/15/2017	121
89,505	Philippine Peso	1,802	Bank of America, NA(a)	3/15/2017	(5)
74,786	Philippine Peso	1,502	Bank of America, NA(a)	3/15/2017	(1)
388,759	Philippine Peso	7,715	Bank of America, NA(a)	3/15/2017	90
253,056	Philippine Peso	5,084	Bank of America, NA(a)	3/15/2017	(4)
81,469	Philippine Peso	1,632	Bank of America, NA(a)	3/15/2017	4
278,393	Philippine Peso	5,599	Bank of America, NA(a)	3/15/2017	(10)
24,360	Polish Zloty	6,013	Bank of America, NA(a)	3/15/2017	66
21,425	Polish Zloty	5,262	Bank of America, NA(a)	3/15/2017	85
68,846	Polish Zloty	16,248	Bank of America, NA(a)	3/15/2017	932
49,552	Polish Zloty	12,086	Bank of America, NA(a)	3/15/2017	280
7,136	Polish Zloty	1,685	Bank of America, NA(a)	3/15/2017	96
15,259	Polish Zloty	3,789	Bank of America, NA(a)	3/15/2017	19
31,135	Polish Zloty	7,374	Bank of America, NA(a)	3/15/2017	396
777	Polish Zloty	188	Bank of America, NA(a)	3/15/2017	6
8,623	Polish Zloty	2,123	Bank of America, NA(a)	3/15/2017	29
9,778	Polish Zloty	2,381	Bank of America, NA(a)	3/15/2017	59
20,763	Polish Zloty	5,093	Bank of America, NA(a)	3/15/2017	88
3,143	Polish Zloty	751	Bank of America, NA(a)	3/15/2017	33
265,920	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
265,925	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
265,987	Russian Ruble	4,334	Bank of America, NA(a)	3/15/2017	56
265,925	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
275,553	Russian Ruble	$4,488	Bank of America, NA(a)	3/15/2017	$60
275,556	Russian Ruble	4,488	Bank of America, NA(a)	3/15/2017	60
265,970	Russian Ruble	4,334	Bank of America, NA(a)	3/15/2017	56
265,952	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
265,931	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
84,750	Russian Ruble	1,415	Bank of America, NA(a)	3/15/2017	(16)
265,987	Russian Ruble	4,334	Bank of America, NA(a)	3/15/2017	56
265,987	Russian Ruble	4,334	Bank of America, NA(a)	3/15/2017	56
265,987	Russian Ruble	4,334	Bank of America, NA(a)	3/15/2017	56
265,981	Russian Ruble	4,334	Bank of America, NA(a)	3/15/2017	56
265,953	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
265,919	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
265,953	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
265,964	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
275,466	Russian Ruble	4,488	Bank of America, NA(a)	3/15/2017	59
265,920	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
265,919	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
275,591	Russian Ruble	4,489	Bank of America, NA(a)	3/15/2017	60
275,556	Russian Ruble	4,488	Bank of America, NA(a)	3/15/2017	60
275,478	Russian Ruble	4,488	Bank of America, NA(a)	3/15/2017	59
229,188	Russian Ruble	3,733	Bank of America, NA(a)	3/15/2017	50
275,591	Russian Ruble	4,489	Bank of America, NA(a)	3/15/2017	60
275,591	Russian Ruble	4,489	Bank of America, NA(a)	3/15/2017	60
529,314	Russian Ruble	8,828	Bank of America, NA(a)	3/15/2017	(91)
233,366	Russian Ruble	3,767	Bank of America, NA(a)	3/15/2017	85
207,063	Russian Ruble	3,420	Bank of America, NA(a)	3/15/2017	(2)
259,945	Russian Ruble	4,207	Bank of America, NA(a)	3/15/2017	84
233,260	Russian Ruble	3,766	Bank of America, NA(a)	3/15/2017	84
233,290	Russian Ruble	3,767	Bank of America, NA(a)	3/15/2017	84
233,390	Russian Ruble	3,766	Bank of America, NA(a)	3/15/2017	86
233,269	Russian Ruble	3,766	Bank of America, NA(a)	3/15/2017	84
185,254	Russian Ruble	3,044	Bank of America, NA(a)	3/15/2017	14
260,008	Russian Ruble	4,207	Bank of America, NA(a)	3/15/2017	85
260,147	Russian Ruble	4,207	Bank of America, NA(a)	3/15/2017	87
218,231	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	73
185,551	Russian Ruble	3,001	Bank of America, NA(a)	3/15/2017	62
233,352	Russian Ruble	3,767	Bank of America, NA(a)	3/15/2017	85
123,586	Russian Ruble	2,056	Bank of America, NA(a)	3/15/2017	(16)
265,952	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
265,953	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
259,856	Russian Ruble	4,208	Bank of America, NA(a)	3/15/2017	81
224,844	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	47
265,953	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
265,931	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
265,919	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
259,899	Russian Ruble	4,208	Bank of America, NA(a)	3/15/2017	82

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
5,817	Russian Ruble	$97	Bank of America, NA(a)	3/15/2017	$(1)
233,277	Russian Ruble	3,766	Bank of America, NA(a)	3/15/2017	84
260,060	Russian Ruble	4,208	Bank of America, NA(a)	3/15/2017	84
208,981	Russian Ruble	3,385	Bank of America, NA(a)	3/15/2017	64
216,397	Russian Ruble	3,493	Bank of America, NA(a)	3/15/2017	79
260,049	Russian Ruble	4,208	Bank of America, NA(a)	3/15/2017	84
265,929	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	56
185,254	Russian Ruble	3,044	Bank of America, NA(a)	3/15/2017	14
345,265	Russian Ruble	5,586	Bank of America, NA(a)	3/15/2017	113
52,846,429	Russian Ruble	843,521	Bank of America, NA(a)	3/15/2017	28,745
217,944	Russian Ruble	3,528	Bank of America, NA(a)	3/15/2017	69
314,738	Russian Ruble	5,179	Bank of America, NA(a)	3/15/2017	16
185,254	Russian Ruble	3,044	Bank of America, NA(a)	3/15/2017	14
218,103	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	71
224,810	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	47
121,214	Russian Ruble	1,975	Bank of America, NA(a)	3/15/2017	26
224,847	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	47
224,829	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	47
124,578	Russian Ruble	1,992	Bank of America, NA(a)	3/15/2017	64
312,930	Russian Ruble	5,166	Bank of America, NA(a)	3/15/2017	(1)
265,571	Russian Ruble	4,236	Bank of America, NA(a)	3/15/2017	147
218,132	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	71
218,103	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	71
292,448	Russian Ruble	4,861	Bank of America, NA(a)	3/15/2017	(34)
165,416	Russian Ruble	2,734	Bank of America, NA(a)	3/15/2017	(4)
185,293	Russian Ruble	3,044	Bank of America, NA(a)	3/15/2017	14
15,787	Russian Ruble	261	Bank of America, NA(a)	3/15/2017	–(b)
177,119	Russian Ruble	2,865	Bank of America, NA(a)	3/15/2017	58
218,050	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	70
218,050	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	70
185,262	Russian Ruble	3,044	Bank of America, NA(a)	3/15/2017	14
218,058	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	70
126,809	Russian Ruble	2,084	Bank of America, NA(a)	3/15/2017	9
218,014	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	69
223,109	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	20
224,868	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	48
224,877	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	48
224,884	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	48
224,989	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	51
225,104	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	52
224,935	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	50
225,038	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	51
225,031	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	50
218,258	Russian Ruble	3,529	Bank of America, NA(a)	3/15/2017	73
265,963	Russian Ruble	4,333	Bank of America, NA(a)	3/15/2017	57
224,998	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	50

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
224,829	Russian Ruble	$3,664	Bank of America, NA(a)	3/15/2017	$47
225,022	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	50
225,050	Russian Ruble	3,664	Bank of America, NA(a)	3/15/2017	51
292,518	Russian Ruble	4,862	Bank of America, NA(a)	3/15/2017	(34)
292,914	Russian Ruble	4,862	Bank of America, NA(a)	3/15/2017	(27)
166,397	Russian Ruble	2,762	Bank of America, NA(a)	3/15/2017	(16)
292,434	Russian Ruble	4,861	Bank of America, NA(a)	3/15/2017	(34)
160,833	Russian Ruble	2,655	Bank of America, NA(a)	3/15/2017	–(b)
292,764	Russian Ruble	4,862	Bank of America, NA(a)	3/15/2017	(30)
292,493	Russian Ruble	4,862	Bank of America, NA(a)	3/15/2017	(34)
225,055	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	52
224,944	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	50
225,048	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	52
224,871	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	49
292,788	Russian Ruble	4,862	Bank of America, NA(a)	3/15/2017	(29)
292,861	Russian Ruble	4,862	Bank of America, NA(a)	3/15/2017	(28)
225,046	Russian Ruble	3,663	Bank of America, NA(a)	3/15/2017	52
7,146	Singapore Dollar	5,035	Bank of America, NA(a)	3/15/2017	37
1,014	Singapore Dollar	711	Bank of America, NA(a)	3/15/2017	9
24,347	Singapore Dollar	17,046	Bank of America, NA(a)	3/15/2017	235
6,011	Singapore Dollar	4,209	Bank of America, NA(a)	3/15/2017	58
102,614	Singapore Dollar	72,291	Bank of America, NA(a)	3/15/2017	544
21,016	Singapore Dollar	14,865	Bank of America, NA(a)	3/15/2017	52
4,666	Singapore Dollar	3,260	Bank of America, NA(a)	3/15/2017	52
8,348	Singapore Dollar	5,892	Bank of America, NA(a)	3/15/2017	33
10,387	Singapore Dollar	7,323	Bank of America, NA(a)	3/15/2017	50
796,851	South African Rand	57,350	Bank of America, NA(a)	3/15/2017	1,369
43,119	South African Rand	3,012	Bank of America, NA(a)	3/15/2017	165
514,151	South African Rand	36,104	Bank of America, NA(a)	3/15/2017	1,783
506,143	South African Rand	36,608	Bank of America, NA(a)	3/15/2017	689
39,576	South African Rand	2,883	Bank of America, NA(a)	3/15/2017	33
147,815	South African Rand	10,675	Bank of America, NA(a)	3/15/2017	217
222,725	South African Rand	16,126	Bank of America, NA(a)	3/15/2017	286
1,039,577	South African Rand	74,634	Bank of America, NA(a)	3/15/2017	1,971
35,211	South African Rand	2,501	Bank of America, NA(a)	3/15/2017	94
8,062,088	South African Rand	564,623	Bank of America, NA(a)	3/15/2017	29,464
369,340	South African Rand	26,527	Bank of America, NA(a)	3/15/2017	689
41,549	South African Rand	3,020	Bank of America, NA(a)	3/15/2017	42
268,949	South African Rand	19,422	Bank of America, NA(a)	3/15/2017	397
117,406	South African Rand	8,475	Bank of America, NA(a)	3/15/2017	177
160,732	South African Rand	11,623	Bank of America, NA(a)	3/15/2017	221
44,249	South African Rand	3,312	Bank of America, NA(a)	3/15/2017	(51)
14,121	South African Rand	1,029	Bank of America, NA(a)	3/15/2017	12
15,000	South African Rand	1,103	Bank of America, NA(a)	3/15/2017	2
3,806	South African Rand	279	Bank of America, NA(a)	3/15/2017	1
87,383	South African Rand	6,368	Bank of America, NA(a)	3/15/2017	71

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
32,948	South African Rand	$2,411	Bank of America, NA(a)	3/15/2017	$17
744,818	Swedish Krona	83,783	Bank of America, NA(a)	3/15/2017	1,531
6,806	Swedish Krona	774	Bank of America, NA(a)	3/15/2017	6
7,604	Swedish Krona	843	Bank of America, NA(a)	3/15/2017	28
853,307	Swedish Krona	93,270	Bank of America, NA(a)	3/15/2017	4,471
212,095	Swedish Krona	23,866	Bank of America, NA(a)	3/15/2017	428
747,301	Swedish Krona	83,643	Bank of America, NA(a)	3/15/2017	1,956
40,864	Swedish Krona	4,585	Bank of America, NA(a)	3/15/2017	96
221,528	Swedish Krona	24,993	Bank of America, NA(a)	3/15/2017	382
742,059	Swedish Krona	83,725	Bank of America, NA(a)	3/15/2017	1,273
269,946	Swedish Krona	30,219	Bank of America, NA(a)	3/15/2017	702
7,784	Swedish Krona	846	Bank of America, NA(a)	3/15/2017	46
32,824	Swedish Krona	3,717	Bank of America, NA(a)	3/15/2017	43
1,637	Swedish Krona	181	Bank of America, NA(a)	3/15/2017	7
159,643	Swedish Krona	17,965	Bank of America, NA(a)	3/15/2017	321
1,322	Swedish Krona	148	Bank of America, NA(a)	3/15/2017	3
35,630	Swedish Krona	4,064	Bank of America, NA(a)	3/15/2017	17
55,651	Swedish Krona	6,326	Bank of America, NA(a)	3/15/2017	48
770,916	Swedish Krona	82,719	Bank of America, NA(a)	3/15/2017	5,585
217,868	Swedish Krona	23,807	Bank of America, NA(a)	3/15/2017	1,148
51,284	Swedish Krona	5,491	Bank of America, NA(a)	3/15/2017	383
375,471	Swedish Krona	42,518	Bank of America, NA(a)	3/15/2017	490
69,511	Swedish Krona	7,643	Bank of America, NA(a)	3/15/2017	319
81	Swedish Krona	9	Bank of America, NA(a)	3/15/2017	–(b)
259,935	Swedish Krona	27,899	Bank of America, NA(a)	3/15/2017	1,875
485,105	Swedish Krona	55,034	Bank of America, NA(a)	3/15/2017	532
130,505	Swedish Krona	14,968	JPMorgan Chase Bank, NA	3/30/2017	(5)
6,555	Turkish Lira	1,712	Bank of America, NA(a)	3/15/2017	6
44,998	Turkish Lira	11,720	Bank of America, NA(a)	3/15/2017	76
18,852	Turkish Lira	4,831	Bank of America, NA(a)	3/15/2017	111
7,580	Turkish Lira	2,122	Bank of America, NA(a)	3/15/2017	(135)
27,445	Turkish Lira	7,186	Bank of America, NA(a)	3/15/2017	8
7,666	Turkish Lira	2,009	Bank of America, NA(a)	3/15/2017	1
323,648	Turkish Lira	83,763	Bank of America, NA(a)	3/15/2017	1,076
8,281	Turkish Lira	2,167	Bank of America, NA(a)	3/15/2017	4
1,545	Turkish Lira	402	Bank of America, NA(a)	3/15/2017	3
26,644	Turkish Lira	7,442	Bank of America, NA(a)	3/15/2017	(458)
29,745	Turkish Lira	7,756	Bank of America, NA(a)	3/15/2017	41
19,409	Turkish Lira	4,949	Bank of America, NA(a)	3/15/2017	139
162,626	Turkish Lira	42,130	Bank of America, NA(a)	3/15/2017	500
	Total forward contracts to receive				$268,441

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
18,791	Australian Dollar	$14,231	JPMorgan Chase Bank, NA	3/30/2017	$(1)
93,500	Australian Dollar	67,164	JPMorgan Chase Bank, NA	3/30/2017	(3,653)
26,916	Brazilian Real	8,449	Bank of America, NA(a)	2/2/2017	(93)
4,094,016	Brazilian Real	1,305,365	Bank of America, NA(a)	2/2/2017	6,131
8,826	Brazilian Real	2,796	Bank of America, NA(a)	2/2/2017	(5)
342,256	Canadian Dollar	252,996	JPMorgan Chase Bank, NA	3/30/2017	(10,178)
2,319,747	Chilean Peso	3,436	Bank of America, NA(a)	3/15/2017	(131)
1,800,033	Chilean Peso	2,714	Bank of America, NA(a)	3/15/2017	(54)
1,754,745	Chilean Peso	2,620	Bank of America, NA(a)	3/15/2017	(78)
5,026,796	Chilean Peso	7,393	Bank of America, NA(a)	3/15/2017	(337)
8,710,195	Chilean Peso	12,875	Bank of America, NA(a)	3/15/2017	(519)
164,088	Chilean Peso	249	Bank of America, NA(a)	3/15/2017	(3)
2,928,825	Chilean Peso	4,355	Bank of America, NA(a)	3/15/2017	(149)
1,421,171	Chilean Peso	2,109	Bank of America, NA(a)	3/15/2017	(76)
3,648,393	Chilean Peso	5,380	Bank of America, NA(a)	3/15/2017	(230)
1,532,749	Chilean Peso	2,270	Bank of America, NA(a)	3/15/2017	(87)
4,025,329	Chilean Peso	6,068	Bank of America, NA(a)	3/15/2017	(122)
1,976,695	Chilean Peso	2,930	Bank of America, NA(a)	3/15/2017	(110)
2,576,632	Chilean Peso	3,805	Bank of America, NA(a)	3/15/2017	(157)
4,188,279	Chilean Peso	6,294	Bank of America, NA(a)	3/15/2017	(146)
4,456,991	Chilean Peso	6,585	Bank of America, NA(a)	3/15/2017	(268)
229,532	Czech Koruna	8,867	Bank of America, NA(a)	3/15/2017	(326)
188,353	Czech Koruna	7,310	Bank of America, NA(a)	3/15/2017	(233)
104,295	Czech Koruna	4,133	Bank of America, NA(a)	3/15/2017	(44)
927,346	Czech Koruna	35,932	Bank of America, NA(a)	3/15/2017	(1,207)
802,854	Czech Koruna	31,057	Bank of America, NA(a)	3/15/2017	(1,097)
26,486,715	Czech Koruna	1,029,915	Bank of America, NA(a)	3/15/2017	(30,852)
19,454	Czech Koruna	776	Bank of America, NA(a)	3/15/2017	(3)
15,798	Czech Koruna	615	Bank of America, NA(a)	3/15/2017	(18)
103,645	Czech Koruna	4,101	Bank of America, NA(a)	3/15/2017	(50)
1,639,476	Czech Koruna	63,327	Bank of America, NA(a)	3/15/2017	(2,332)
11,526	Czech Koruna	448	Bank of America, NA(a)	3/15/2017	(14)
75,456	Czech Koruna	2,946	Bank of America, NA(a)	3/15/2017	(76)
87,829	Czech Koruna	3,387	Bank of America, NA(a)	3/15/2017	(130)
103,137	Czech Koruna	4,022	Bank of America, NA(a)	3/15/2017	(109)
556,599	Czech Koruna	21,646	Bank of America, NA(a)	3/15/2017	(645)
37,154	Czech Koruna	1,470	Bank of America, NA(a)	3/15/2017	(18)
7,105,104	Euro	7,566,822	JPMorgan Chase Bank, NA	2/10/2017	(105,180)
389,900	Euro	409,457	JPMorgan Chase Bank, NA	3/30/2017	(12,528)
209,469	Hong Kong Dollar	27,000	Bank of America, NA(a)	2/7/2017	1
17,557,560	Hong Kong Dollar	2,264,667	JPMorgan Chase Bank, NA	2/10/2017	1,572
223,728,626	Hungarian Forint	749,860	Bank of America, NA(a)	3/16/2017	(30,162)
706,058	Hungarian Forint	2,452	Bank of America, NA(a)	3/16/2017	(10)
199,627	Hungarian Forint	694	Bank of America, NA(a)	3/16/2017	(2)
5,006,445	Hungarian Forint	16,909	Bank of America, NA(a)	3/16/2017	(546)
1,113,077	Hungarian Forint	3,751	Bank of America, NA(a)	3/16/2017	(130)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
2,066,291	Hungarian Forint	$6,983	Bank of America, NA(a)	3/16/2017	$(221)
1,957,559	Hungarian Forint	6,584	Bank of America, NA(a)	3/16/2017	(241)
227,527	Hungarian Forint	792	Bank of America, NA(a)	3/16/2017	(1)
3,117,175	Hungarian Forint	10,454	Bank of America, NA(a)	3/16/2017	(414)
720,223	Hungarian Forint	2,462	Bank of America, NA(a)	3/16/2017	(49)
151,935	Hungarian Forint	526	Bank of America, NA(a)	3/16/2017	(4)
9,131,698	Hungarian Forint	30,564	Bank of America, NA(a)	3/16/2017	(1,273)
810,761	Hungarian Forint	2,773	Bank of America, NA(a)	3/16/2017	(54)
142,200	Hungarian Forint	487	Bank of America, NA(a)	3/16/2017	(9)
1,040,904	Hungarian Forint	3,538	Bank of America, NA(a)	3/16/2017	(91)
895,365	Hungarian Forint	2,985	Bank of America, NA(a)	3/16/2017	(137)
1,121,526	Hungarian Forint	3,887	Bank of America, NA(a)	3/16/2017	(23)
186,076	Indian Rupee	2,716	Bank of America, NA(a)	3/15/2017	(28)
200,050	Indian Rupee	2,923	Bank of America, NA(a)	3/15/2017	(27)
464,056	Indian Rupee	6,770	Bank of America, NA(a)	3/15/2017	(74)
1,975,308	Indian Rupee	28,769	Bank of America, NA(a)	3/15/2017	(363)
470,094	Indian Rupee	6,847	Bank of America, NA(a)	3/15/2017	(86)
440,425	Indian Rupee	6,432	Bank of America, NA(a)	3/15/2017	(63)
1,076,894	Indian Rupee	15,722	Bank of America, NA(a)	3/15/2017	(160)
594,670	Indian Rupee	8,676	Bank of America, NA(a)	3/15/2017	(94)
849,525	Indian Rupee	12,374	Bank of America, NA(a)	3/15/2017	(155)
148,550	Indian Rupee	2,169	Bank of America, NA(a)	3/15/2017	(22)
307,446	Israeli New Shekel	79,751	Bank of America, NA(a)	3/15/2017	(1,888)
12,735	Israeli New Shekel	3,345	Bank of America, NA(a)	3/15/2017	(37)
305,564	Israeli New Shekel	79,078	Bank of America, NA(a)	3/15/2017	(2,061)
323,401	Israeli New Shekel	83,993	Bank of America, NA(a)	3/15/2017	(1,883)
258,618	Israeli New Shekel	67,129	Bank of America, NA(a)	3/15/2017	(1,544)
320,991	Israeli New Shekel	83,391	Bank of America, NA(a)	3/15/2017	(1,845)
3,789	Israeli New Shekel	993	Bank of America, NA(a)	3/15/2017	(13)
637	Israeli New Shekel	165	Bank of America, NA(a)	3/15/2017	(4)
314,044	Israeli New Shekel	81,823	Bank of America, NA(a)	3/15/2017	(1,568)
1,405	Israeli New Shekel	369	Bank of America, NA(a)	3/15/2017	(4)
320,710	Israeli New Shekel	83,831	Bank of America, NA(a)	3/15/2017	(1,330)
3,651	Israeli New Shekel	951	Bank of America, NA(a)	3/15/2017	(19)
321,983	Israeli New Shekel	83,433	Bank of America, NA(a)	3/15/2017	(2,066)
736	Israeli New Shekel	193	Bank of America, NA(a)	3/15/2017	(3)
78,908	Israeli New Shekel	20,566	Bank of America, NA(a)	3/15/2017	(387)
10,096,211	Korean Won	8,414	Bank of America, NA(a)	3/15/2017	(355)
50,487,179	Korean Won	42,073	Bank of America, NA(a)	3/15/2017	(1,776)
10,096,379	Korean Won	8,414	Bank of America, NA(a)	3/15/2017	(355)
604,993	Korean Won	514	Bank of America, NA(a)	3/15/2017	(11)
62,215,995	Korean Won	52,192	Bank of America, NA(a)	3/15/2017	(1,843)
100,404,489	Korean Won	84,611	Bank of America, NA(a)	3/15/2017	(2,591)
7,860,369	Korean Won	6,552	Bank of America, NA(a)	3/15/2017	(275)
999,881	Korean Won	832	Bank of America, NA(a)	3/15/2017	(36)
50,018,869	Korean Won	41,621	Bank of America, NA(a)	3/15/2017	(1,821)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
10,097,221	Korean Won	$8,414	Bank of America, NA(a)	3/15/2017	$(356)
10,095,391	Korean Won	8,415	Bank of America, NA(a)	3/15/2017	(353)
10,097,074	Korean Won	8,415	Bank of America, NA(a)	3/15/2017	(354)
21,318,336	Korean Won	17,731	Bank of America, NA(a)	3/15/2017	(784)
99,851,206	Korean Won	84,274	Bank of America, NA(a)	3/15/2017	(2,448)
8,898,613	Korean Won	7,499	Bank of America, NA(a)	3/15/2017	(230)
44,564,401	Korean Won	37,369	Bank of America, NA(a)	3/15/2017	(1,336)
91,930,047	Korean Won	77,509	Bank of America, NA(a)	3/15/2017	(2,333)
1,003,990	Korean Won	846	Bank of America, NA(a)	3/15/2017	(26)
6,933,913	Korean Won	5,809	Bank of America, NA(a)	3/15/2017	(213)
10,040,753	Korean Won	8,461	Bank of America, NA(a)	3/15/2017	(259)
3,219,195	Korean Won	2,694	Bank of America, NA(a)	3/15/2017	(102)
12,545,807	Korean Won	10,578	Bank of America, NA(a)	3/15/2017	(318)
32,983,311	Korean Won	27,512	Bank of America, NA(a)	3/15/2017	(1,134)
6,093,321	Korean Won	5,142	Bank of America, NA(a)	3/15/2017	(150)
10,041,346	Korean Won	8,461	Bank of America, NA(a)	3/15/2017	(260)
1,590,357	Korean Won	1,351	Bank of America, NA(a)	3/15/2017	(30)
50,207,574	Korean Won	42,305	Bank of America, NA(a)	3/15/2017	(1,301)
100,073,995	Korean Won	83,241	Bank of America, NA(a)	3/15/2017	(3,674)
1,000,430	Korean Won	832	Bank of America, NA(a)	3/15/2017	(37)
10,008,445	Korean Won	8,324	Bank of America, NA(a)	3/15/2017	(368)
3,015,757	Korean Won	2,537	Bank of America, NA(a)	3/15/2017	(82)
10,003,866	Korean Won	8,324	Bank of America, NA(a)	3/15/2017	(364)
10,009,027	Korean Won	8,324	Bank of America, NA(a)	3/15/2017	(369)
10,008,278	Korean Won	8,324	Bank of America, NA(a)	3/15/2017	(368)
50,020,581	Korean Won	41,620	Bank of America, NA(a)	3/15/2017	(1,823)
10,004,116	Korean Won	8,324	Bank of America, NA(a)	3/15/2017	(365)
10,005,282	Korean Won	8,324	Bank of America, NA(a)	3/15/2017	(366)
10,006,364	Korean Won	8,324	Bank of America, NA(a)	3/15/2017	(367)
100,046,063	Korean Won	83,242	Bank of America, NA(a)	3/15/2017	(3,649)
50,044,720	Korean Won	41,620	Bank of America, NA(a)	3/15/2017	(1,844)
10,264,895	Korean Won	8,493	Bank of America, NA(a)	3/15/2017	(422)
10,261,412	Korean Won	8,493	Bank of America, NA(a)	3/15/2017	(419)
10,265,149	Korean Won	8,493	Bank of America, NA(a)	3/15/2017	(422)
1,026,161	Korean Won	849	Bank of America, NA(a)	3/15/2017	(42)
10,098,483	Korean Won	8,414	Bank of America, NA(a)	3/15/2017	(357)
100,964,744	Korean Won	84,145	Bank of America, NA(a)	3/15/2017	(3,544)
44,265,756	Korean Won	36,697	Bank of America, NA(a)	3/15/2017	(1,748)
63,710,735	Korean Won	52,694	Bank of America, NA(a)	3/15/2017	(2,639)
10,262,941	Korean Won	8,493	Bank of America, NA(a)	3/15/2017	(420)
102,579,171	Korean Won	84,932	Bank of America, NA(a)	3/15/2017	(4,159)
51,304,873	Korean Won	42,466	Bank of America, NA(a)	3/15/2017	(2,093)
34,054,120	Korean Won	29,000	Bank of America, NA(a)	3/15/2017	(576)
35,659,165	Korean Won	29,516	Bank of America, NA(a)	3/15/2017	(1,454)
10,260,733	Korean Won	8,493	Bank of America, NA(a)	3/15/2017	(419)
35,070	Malaysian Ringgit	7,759	Bank of America, NA(a)	3/15/2017	(140)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
35,070	Malaysian Ringgit	$7,759	Bank of America, NA(a)	3/15/2017	$(140)
35,066	Malaysian Ringgit	7,758	Bank of America, NA(a)	3/15/2017	(140)
37,336	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(118)
37,355	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(122)
37,336	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(118)
35,086	Malaysian Ringgit	7,759	Bank of America, NA(a)	3/15/2017	(143)
35,086	Malaysian Ringgit	7,759	Bank of America, NA(a)	3/15/2017	(143)
35,076	Malaysian Ringgit	7,759	Bank of America, NA(a)	3/15/2017	(141)
35,070	Malaysian Ringgit	7,759	Bank of America, NA(a)	3/15/2017	(140)
35,070	Malaysian Ringgit	7,759	Bank of America, NA(a)	3/15/2017	(140)
35,086	Malaysian Ringgit	7,759	Bank of America, NA(a)	3/15/2017	(143)
28,170	Malaysian Ringgit	6,275	Bank of America, NA(a)	3/15/2017	(69)
37,331	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(117)
37,340	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(119)
37,397	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(132)
2,329,050	Malaysian Ringgit	517,050	Bank of America, NA(a)	3/15/2017	(7,503)
523,060	Malaysian Ringgit	115,892	Bank of America, NA(a)	3/15/2017	(1,913)
37,346	Malaysian Ringgit	8,290	Bank of America, NA(a)	3/15/2017	(121)
37,336	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(118)
37,355	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(122)
37,322	Malaysian Ringgit	8,291	Bank of America, NA(a)	3/15/2017	(115)
37,346	Malaysian Ringgit	8,290	Bank of America, NA(a)	3/15/2017	(121)
37,368	Malaysian Ringgit	8,290	Bank of America, NA(a)	3/15/2017	(126)
6,645,168	Mexican Peso	304,540	JPMorgan Chase Bank, NA	2/10/2017	(13,767)
270,977	New Taiwan Dollar	8,408	Bank of America, NA(a)	3/15/2017	(305)
405,657	New Taiwan Dollar	12,578	Bank of America, NA(a)	3/15/2017	(466)
1,373,184	New Taiwan Dollar	42,587	Bank of America, NA(a)	3/15/2017	(1,568)
274,666	New Taiwan Dollar	8,517	Bank of America, NA(a)	3/15/2017	(315)
27,445	New Taiwan Dollar	851	Bank of America, NA(a)	3/15/2017	(32)
500,283	New Taiwan Dollar	15,523	Bank of America, NA(a)	3/15/2017	(564)
167,252	New Taiwan Dollar	5,205	Bank of America, NA(a)	3/15/2017	(173)
266,964	New Taiwan Dollar	8,257	Bank of America, NA(a)	3/15/2017	(327)
1,335,111	New Taiwan Dollar	41,285	Bank of America, NA(a)	3/15/2017	(1,646)
274,683	New Taiwan Dollar	8,517	Bank of America, NA(a)	3/15/2017	(316)
2,716,697	New Taiwan Dollar	84,070	Bank of America, NA(a)	3/15/2017	(3,286)
20,940	New Taiwan Dollar	660	Bank of America, NA(a)	3/15/2017	(13)
26,841	New Taiwan Dollar	830	Bank of America, NA(a)	3/15/2017	(33)
268,406	New Taiwan Dollar	8,300	Bank of America, NA(a)	3/15/2017	(331)
1,342,063	New Taiwan Dollar	41,501	Bank of America, NA(a)	3/15/2017	(1,654)
2,708,971	New Taiwan Dollar	84,082	Bank of America, NA(a)	3/15/2017	(3,026)
2,683,463	New Taiwan Dollar	83,002	Bank of America, NA(a)	3/15/2017	(3,286)
270,916	New Taiwan Dollar	8,408	Bank of America, NA(a)	3/15/2017	(303)
2,745,111	New Taiwan Dollar	85,172	Bank of America, NA(a)	3/15/2017	(3,098)
7,588	New Taiwan Dollar	240	Bank of America, NA(a)	3/15/2017	(4)
274,590	New Taiwan Dollar	8,517	Bank of America, NA(a)	3/15/2017	(313)
177,401	New Taiwan Dollar	5,486	Bank of America, NA(a)	3/15/2017	(218)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
268,415	New Taiwan Dollar	$8,300	Bank of America, NA(a)	3/15/2017	$(331)
1,354,876	New Taiwan Dollar	42,041	Bank of America, NA(a)	3/15/2017	(1,526)
1,084	New Taiwan Dollar	34	Bank of America, NA(a)	3/15/2017	(1)
277,545	New Taiwan Dollar	8,587	Bank of America, NA(a)	3/15/2017	(338)
226,377	New Taiwan Dollar	7,004	Bank of America, NA(a)	3/15/2017	(275)
269,498	New Taiwan Dollar	8,337	Bank of America, NA(a)	3/15/2017	(329)
277,536	New Taiwan Dollar	8,587	Bank of America, NA(a)	3/15/2017	(337)
268,430	New Taiwan Dollar	8,301	Bank of America, NA(a)	3/15/2017	(330)
2,774,964	New Taiwan Dollar	85,871	Bank of America, NA(a)	3/15/2017	(3,359)
869	New Taiwan Dollar	27	Bank of America, NA(a)	3/15/2017	(1)
27,151	New Taiwan Dollar	840	Bank of America, NA(a)	3/15/2017	(33)
1,387,724	New Taiwan Dollar	42,935	Bank of America, NA(a)	3/15/2017	(1,688)
1,358,659	New Taiwan Dollar	42,035	Bank of America, NA(a)	3/15/2017	(1,653)
271,782	New Taiwan Dollar	8,407	Bank of America, NA(a)	3/15/2017	(332)
27,736	New Taiwan Dollar	858	Bank of America, NA(a)	3/15/2017	(34)
26,466	New Taiwan Dollar	831	Bank of America, NA(a)	3/15/2017	(20)
981,028	New Taiwan Dollar	30,796	Bank of America, NA(a)	3/15/2017	(749)
2,669,200	New Taiwan Dollar	82,569	Bank of America, NA(a)	3/15/2017	(3,260)
135,611	New Taiwan Dollar	4,192	Bank of America, NA(a)	3/15/2017	(169)
267,039	New Taiwan Dollar	8,257	Bank of America, NA(a)	3/15/2017	(330)
2,648,767	New Taiwan Dollar	83,145	Bank of America, NA(a)	3/15/2017	(2,027)
26,675	New Taiwan Dollar	825	Bank of America, NA(a)	3/15/2017	(33)
271,723	New Taiwan Dollar	8,407	Bank of America, NA(a)	3/15/2017	(330)
271,740	New Taiwan Dollar	8,407	Bank of America, NA(a)	3/15/2017	(331)
1,324,566	New Taiwan Dollar	41,573	Bank of America, NA(a)	3/15/2017	(1,019)
26,476	New Taiwan Dollar	831	Bank of America, NA(a)	3/15/2017	(20)
266,956	New Taiwan Dollar	8,257	Bank of America, NA(a)	3/15/2017	(327)
17,615	Norwegian Krone	2,054	Bank of America, NA(a)	3/15/2017	(82)
6,331	Norwegian Krone	749	Bank of America, NA(a)	3/15/2017	(19)
1,377	Norwegian Krone	158	Bank of America, NA(a)	3/15/2017	(9)
735,830	Norwegian Krone	84,386	Bank of America, NA(a)	3/15/2017	(4,855)
188,630	Norwegian Krone	21,617	Bank of America, NA(a)	3/15/2017	(1,260)
736,886	Norwegian Krone	85,174	Bank of America, NA(a)	3/15/2017	(4,195)
239,401	Norwegian Krone	27,526	Bank of America, NA(a)	3/15/2017	(1,508)
191,237	Norwegian Krone	22,041	Bank of America, NA(a)	3/15/2017	(1,152)
188,954	Norwegian Krone	21,778	Bank of America, NA(a)	3/15/2017	(1,138)
730,302	Norwegian Krone	84,159	Bank of America, NA(a)	3/15/2017	(4,412)
738,667	Norwegian Krone	84,672	Bank of America, NA(a)	3/15/2017	(4,913)
739,456	Norwegian Krone	85,063	Bank of America, NA(a)	3/15/2017	(4,618)
183,239	Norwegian Krone	21,083	Bank of America, NA(a)	3/15/2017	(1,140)
72,499	Norwegian Krone	8,381	Bank of America, NA(a)	3/15/2017	(412)
17,705	Norwegian Krone	2,093	Bank of America, NA(a)	3/15/2017	(54)
4,070	Norwegian Krone	468	Bank of America, NA(a)	3/15/2017	(26)
13,357	Norwegian Krone	1,570	Bank of America, NA(a)	3/15/2017	(50)
5,469	Norwegian Krone	638	Bank of America, NA(a)	3/15/2017	(25)
9,084	Norwegian Krone	1,061	Bank of America, NA(a)	3/15/2017	(41)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
20,585	Norwegian Krone	$2,386	Bank of America, NA(a)	3/15/2017	$(111)
733,138	Norwegian Krone	84,532	Bank of America, NA(a)	3/15/2017	(4,383)
180,229	Norwegian Krone	20,659	Bank of America, NA(a)	3/15/2017	(1,199)
1,168,047	Philippine Peso	23,008	Bank of America, NA(a)	3/15/2017	(442)
374,113	Philippine Peso	7,483	Bank of America, NA(a)	3/15/2017	(28)
82,736	Philippine Peso	1,653	Bank of America, NA(a)	3/15/2017	(8)
322,881	Philippine Peso	6,441	Bank of America, NA(a)	3/15/2017	(41)
508,144	Philippine Peso	10,181	Bank of America, NA(a)	3/15/2017	(21)
179,207	Philippine Peso	3,596	Bank of America, NA(a)	3/15/2017	(2)
523,144	Philippine Peso	10,491	Bank of America, NA(a)	3/15/2017	(12)
196,236	Philippine Peso	3,900	Bank of America, NA(a)	3/15/2017	(40)
944,899	Philippine Peso	18,764	Bank of America, NA(a)	3/15/2017	(206)
242,315	Philippine Peso	4,827	Bank of America, NA(a)	3/15/2017	(38)
722,312	Philippine Peso	14,337	Bank of America, NA(a)	3/15/2017	(164)
1,254,737	Philippine Peso	24,739	Bank of America, NA(a)	3/15/2017	(451)
188,401	Philippine Peso	3,765	Bank of America, NA(a)	3/15/2017	(17)
304,143	Philippine Peso	6,062	Bank of America, NA(a)	3/15/2017	(44)
77,182,544	Philippine Peso	1,521,198	Bank of America, NA(a)	3/15/2017	(28,332)
841,244	Philippine Peso	16,799	Bank of America, NA(a)	3/15/2017	(90)
259,556	Philippine Peso	5,185	Bank of America, NA(a)	3/15/2017	(26)
862,364	Philippine Peso	16,974	Bank of America, NA(a)	3/15/2017	(339)
476,049	Philippine Peso	9,477	Bank of America, NA(a)	3/15/2017	(80)
514,884	Philippine Peso	10,244	Bank of America, NA(a)	3/15/2017	(93)
2,059,902	Philippine Peso	40,602	Bank of America, NA(a)	3/15/2017	(753)
793,694	Philippine Peso	15,772	Bank of America, NA(a)	3/15/2017	(162)
12,530	Polish Zloty	3,077	Bank of America, NA(a)	3/15/2017	(50)
17,702	Polish Zloty	4,149	Bank of America, NA(a)	3/15/2017	(269)
14,062	Polish Zloty	3,434	Bank of America, NA(a)	3/15/2017	(75)
14,938	Polish Zloty	3,632	Bank of America, NA(a)	3/15/2017	(96)
7,077	Polish Zloty	1,744	Bank of America, NA(a)	3/15/2017	(22)
55,816	Polish Zloty	13,227	Bank of America, NA(a)	3/15/2017	(702)
3,246	Polish Zloty	768	Bank of America, NA(a)	3/15/2017	(42)
7,129	Polish Zloty	1,737	Bank of America, NA(a)	3/15/2017	(42)
92,470	Polish Zloty	21,967	Bank of America, NA(a)	3/15/2017	(1,109)
14,990	Polish Zloty	3,604	Bank of America, NA(a)	3/15/2017	(137)
8,034	Polish Zloty	1,943	Bank of America, NA(a)	3/15/2017	(62)
8,495	Polish Zloty	2,040	Bank of America, NA(a)	3/15/2017	(80)
9,472	Polish Zloty	2,237	Bank of America, NA(a)	3/15/2017	(127)
376,045	Polish Zloty	88,939	Bank of America, NA(a)	3/15/2017	(4,902)
4,053,913	Polish Zloty	957,570	Bank of America, NA(a)	3/15/2017	(54,073)
23,460	Polish Zloty	5,636	Bank of America, NA(a)	3/15/2017	(218)
1,534	Polish Zloty	375	Bank of America, NA(a)	3/15/2017	(8)
4,268,902	Pound Sterling	5,244,064	JPMorgan Chase Bank, NA	2/10/2017	(126,859)
63,405	Russian Ruble	1,056	Bank of America, NA(a)	3/15/2017	9
83,139	Russian Ruble	1,378	Bank of America, NA(a)	3/15/2017	6
279,281	Russian Ruble	4,651	Bank of America, NA(a)	3/15/2017	41

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
129,427	Russian Ruble	$2,163	Bank of America, NA(a)	3/15/2017	$27
279,244	Russian Ruble	4,651	Bank of America, NA(a)	3/15/2017	42
442,737	Russian Ruble	7,358	Bank of America, NA(a)	3/15/2017	50
281,825	Russian Ruble	4,656	Bank of America, NA(a)	3/15/2017	4
279,173	Russian Ruble	4,651	Bank of America, NA(a)	3/15/2017	43
96,870	Russian Ruble	1,599	Bank of America, NA(a)	3/15/2017	–(b)
192,843	Russian Ruble	3,194	Bank of America, NA(a)	3/15/2017	11
213,598	Russian Ruble	3,534	Bank of America, NA(a)	3/15/2017	8
58,401	Singapore Dollar	40,297	Bank of America, NA(a)	3/15/2017	(1,156)
50,696	Singapore Dollar	34,955	Bank of America, NA(a)	3/15/2017	(1,029)
13,276	Singapore Dollar	9,186	Bank of America, NA(a)	3/15/2017	(237)
41,551	Singapore Dollar	28,792	Bank of America, NA(a)	3/15/2017	(701)
41,476	Singapore Dollar	28,642	Bank of America, NA(a)	3/15/2017	(798)
61,244	Singapore Dollar	42,440	Bank of America, NA(a)	3/15/2017	(1,030)
61,240	Singapore Dollar	42,440	Bank of America, NA(a)	3/15/2017	(1,028)
1,536,459	Singapore Dollar	1,065,933	Bank of America, NA(a)	3/15/2017	(24,636)
61,587	Singapore Dollar	42,499	Bank of America, NA(a)	3/15/2017	(1,215)
28,685	Singapore Dollar	19,818	Bank of America, NA(a)	3/15/2017	(543)
61,024	Singapore Dollar	42,178	Bank of America, NA(a)	3/15/2017	(1,136)
44,704	Singapore Dollar	30,876	Bank of America, NA(a)	3/15/2017	(854)
58,582	Singapore Dollar	40,470	Bank of America, NA(a)	3/15/2017	(1,111)
58,561	Singapore Dollar	40,470	Bank of America, NA(a)	3/15/2017	(1,096)
65,521	Singapore Dollar	45,156	Bank of America, NA(a)	3/15/2017	(1,350)
62,787	Singapore Dollar	43,382	Bank of America, NA(a)	3/15/2017	(1,184)
20,275	Singapore Dollar	13,972	Bank of America, NA(a)	3/15/2017	(419)
58,589	Singapore Dollar	40,470	Bank of America, NA(a)	3/15/2017	(1,116)
26,381	Singapore Dollar	18,226	Bank of America, NA(a)	3/15/2017	(499)
113	Singapore Dollar	79	Bank of America, NA(a)	3/15/2017	(1)
5,035	Singapore Dollar	3,526	Bank of America, NA(a)	3/15/2017	(48)
50,623	Singapore Dollar	34,928	Bank of America, NA(a)	3/15/2017	(1,004)
10,752	Singapore Dollar	7,429	Bank of America, NA(a)	3/15/2017	(203)
2,543	Singapore Dollar	1,763	Bank of America, NA(a)	3/15/2017	(42)
12,122	Singapore Dollar	8,462	Bank of America, NA(a)	3/15/2017	(142)
2,396	Singapore Dollar	1,678	Bank of America, NA(a)	3/15/2017	(23)
5,351	Singapore Dollar	3,733	Bank of America, NA(a)	3/15/2017	(65)
6,967	Singapore Dollar	4,815	Bank of America, NA(a)	3/15/2017	(130)
61,248	Singapore Dollar	42,441	Bank of America, NA(a)	3/15/2017	(1,032)
62,780	Singapore Dollar	43,382	Bank of America, NA(a)	3/15/2017	(1,179)
61,579	Singapore Dollar	42,499	Bank of America, NA(a)	3/15/2017	(1,210)
11,068	Singapore Dollar	7,795	Bank of America, NA(a)	3/15/2017	(61)
1,187	Singapore Dollar	834	Bank of America, NA(a)	3/15/2017	(9)
968	Singapore Dollar	668	Bank of America, NA(a)	3/15/2017	(19)
50,170	Singapore Dollar	34,664	Bank of America, NA(a)	3/15/2017	(946)
8,960	Singapore Dollar	6,244	Bank of America, NA(a)	3/15/2017	(116)
5,697	South African Rand	414	Bank of America, NA(a)	3/15/2017	(6)
34,179	South African Rand	2,397	Bank of America, NA(a)	3/15/2017	(122)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
66,786	South African Rand	$4,962	Bank of America, NA(a)	3/15/2017	$41
28,544	South African Rand	2,008	Bank of America, NA(a)	3/15/2017	(95)
39,067	South African Rand	2,880	Bank of America, NA(a)	3/15/2017	1
29,620	South African Rand	2,198	Bank of America, NA(a)	3/15/2017	15
180,257	South African Rand	13,252	Bank of America, NA(a)	3/15/2017	(31)
17,405	South African Rand	1,230	Bank of America, NA(a)	3/15/2017	(53)
4,562	South African Rand	339	Bank of America, NA(a)	3/15/2017	3
10,939	South African Rand	761	Bank of America, NA(a)	3/15/2017	(45)
8,644,973	Swedish Krona	968,958	JPMorgan Chase Bank, NA	2/10/2017	(19,690)
24,113	Swedish Krona	2,619	Bank of America, NA(a)	3/15/2017	(143)
55,449	Swedish Krona	6,134	Bank of America, NA(a)	3/15/2017	(217)
27,270	Swedish Krona	2,918	Bank of America, NA(a)	3/15/2017	(206)
70,689	Swedish Krona	7,782	Bank of America, NA(a)	3/15/2017	(315)
1,211	Swedish Krona	132	Bank of America, NA(a)	3/15/2017	(7)
31,766	Swedish Krona	3,490	Bank of America, NA(a)	3/15/2017	(149)
24,430	Swedish Krona	2,746	Bank of America, NA(a)	3/15/2017	(52)
27,375	Swedish Krona	3,090	Bank of America, NA(a)	3/15/2017	(46)
15,330,868	Swedish Krona	1,646,544	Bank of America, NA(a)	3/15/2017	(109,513)
29,137	Swedish Krona	3,176	Bank of America, NA(a)	3/15/2017	(161)
200,080	Swedish Krona	22,116	JPMorgan Chase Bank, NA	3/30/2017	(825)
5,595,680	Swedish Krona	615,730	JPMorgan Chase Bank, NA	3/30/2017	(25,858)
159,230	Swedish Krona	17,896	JPMorgan Chase Bank, NA	3/30/2017	(361)
130,007	Swedish Krona	14,728	JPMorgan Chase Bank, NA	3/30/2017	(178)
398,581	Swiss Franc	395,773	JPMorgan Chase Bank, NA	2/10/2017	(7,166)
82,815	Turkish Lira	21,409	JPMorgan Chase Bank, NA	2/10/2017	(491)
10,600	Turkish Lira	2,739	Bank of America, NA(a)	3/15/2017	(40)
160,820	Turkish Lira	44,899	Bank of America, NA(a)	3/15/2017	2,742
46,027	Turkish Lira	12,534	Bank of America, NA(a)	3/15/2017	469
216,310	Turkish Lira	59,170	Bank of America, NA(a)	3/15/2017	2,468
22,595	Turkish Lira	6,297	Bank of America, NA(a)	3/15/2017	374
74,002	Turkish Lira	20,372	Bank of America, NA(a)	3/15/2017	974
11,066	Turkish Lira	3,097	Bank of America, NA(a)	3/15/2017	196
15,832	Turkish Lira	4,097	Bank of America, NA(a)	3/15/2017	(53)
92,743	Turkish Lira	24,464	Bank of America, NA(a)	3/15/2017	153
8,094	Turkish Lira	2,108	Bank of America, NA(a)	3/15/2017	(14)
4,853	Turkish Lira	1,253	Bank of America, NA(a)	3/15/2017	(19)
30,403	Turkish Lira	7,713	Bank of America, NA(a)	3/15/2017	(257)
115,594	Turkish Lira	32,272	Bank of America, NA(a)	3/15/2017	1,971
218,671	Turkish Lira	59,537	Bank of America, NA(a)	3/15/2017	2,216
2,890,579	Turkish Lira	809,769	Bank of America, NA(a)	3/15/2017	52,049
14,427	Turkish Lira	3,733	Bank of America, NA(a)	3/15/2017	(49)
9,230	Turkish Lira	2,581	Bank of America, NA(a)	3/15/2017	162
	Total forward contracts to deliver				$(737,835)

(a) The investment is held by the Subsidiary (see Notes to Schedule of Investments).

(b) Amount less than one dollar.

The Fund had cash collateral of $455,058 deposited in a segregated account for JPMorgan Chase Bank, NA to cover collateral requirements on OTC derivatives.

Credit default swap contracts (“credit default swaps”)

At January 31, 2017, the Fund had outstanding over-the-counter (“OTC”) credit default swaps as follows:

OTC Credit Default Swaps—Buy Protection
Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
JPMorgan Chase Bank, NA	Assured Guaranty Municipal Corp., 0.00%, 12/31/2099	$2,000,000	5.00%	12/20/2021	$(289,953)	$(33,435)	$(11,944)	$(335,332)
JPMorgan Chase Bank, NA	Gap, Inc. (The), 5.95%, 4/12/2021	2,000,000	1.00	12/20/2021	225,861	(33,371)	(2,389)	190,101
JPMorgan Chase Bank, NA	Goodyear Tire & Rubber Co. (The), 7.00%, 3/15/2028	1,000,000	5.00	12/20/2021	(138,516)	(16,468)	(5,972)	(160,956)
JPMorgan Chase Bank, NA	Hertz Corp. (The), 5.88%, 10/15/2020	1,000,000	5.00	12/20/2021	(36,431)	83,003	(5,972)	40,600
JPMorgan Chase Bank, NA	International Lease Finance Corp., 8.25%, 12/15/2020	1,000,000	5.00	12/20/2021	(145,124)	(23,832)	(5,972)	(174,928)
JPMorgan Chase Bank, NA	JC Penney Co., Inc., 6.38%, 10/15/2036	1,000,000	5.00	12/20/2021	28,094	37,957	(5,972)	60,079
JPMorgan Chase Bank, NA	Kohl's Corp., 4.00%, 11/01/2021	1,000,000	1.00	12/20/2021	62,279	2,206	(1,195)	63,290
JPMorgan Chase Bank, NA	Nordstrom, Inc., 6.95%, 3/15/2028	1,000,000	1.00	12/20/2021	26,964	4,178	(1,195)	29,947
JPMorgan Chase Bank, NA	Staples, Inc., 2.75%, 1/12/2018	2,000,000	1.00	12/20/2021	125,717	(28,678)	(2,389)	94,650
Total credit default swaps					$(141,109)	$(8,440)	$(43,000)	$(192,549)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the OTC credit default swaps.

At January 31, 2017, the Fund had outstanding centrally cleared credit default swaps as follows:

Centrally Cleared Credit Default Swaps—Buy Protection
Clearinghouse	Reference Entity	Notional Amount(a)	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit	iTraxx Europe Crossover Index	EUR4,000,000	5.00%	12/20/2021	$(327,518)	$(49,979)	$(25,788)	$(403,285)
Total centrally cleared credit default swaps					$(327,518)	$(49,979)	$(25,788)	$(403,285)

(a) Notional amount is stated in the currency in which it is denominated.

EUR  Euro

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the centrally cleared credit default swaps.

The Fund had $304,783 deposited in segregated accounts to cover margin requirements on centrally cleared swaps.

Equity swap contracts (“equity swaps”)
At January 31, 2017, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	2/2/2017-2/2/2018	$58,172

*	The following table represents the individual long and short positions and related values of the equity swaps with JPMorgan Chase Bank, NA as of January 31, 2017.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Australia
Bradken Ltd.	150,635	$366,744	$1,113
Cover-More Group Ltd.	93,170	132,996	2,672
			3,785
Canada
Athabasca Oil Corp.	26,191	28,829	4,583

China
Intime Retail Group Co. Ltd.	273,650	340,247	(1,310)

Finland
PKC Group OYJ	12,609	318,727	(84)

France
Zodiac Aerospace	12,588	386,001	(4,157)

Germany
Linde AG	600	97,947	(500)

Ireland
Fyffes plc	117,560	282,998	1,144

Italy
Buzzi Unicem SpA	33,554	356,895	88,630

Netherlands
Delta Lloyd NV	101,213	581,630	(42)

Switzerland
Actelion Ltd.	7,965	2,186,074	(117,452)

United Kingdom
Brammer plc	3,500	7,286	(20)
Lavendon Group plc	11,700	28,297	11,296
Sky plc	105,860	1,317,685	15,365
			26,641
United States
Reynolds American, Inc.	12,250	691,415	45,177
Safeway, Inc.	429,292	0(b)	107,323(c)
Safeway, Inc.	429,292	0(b)	8,586(c)
			161,086

Total Long Positions of Equity Swaps			162,324

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
Short Positions
Canada
Fairfax Financial Holdings Ltd.	(410)	$(193,269)	$1,700

Italy
Buzzi Unicem SpA	(18,107)	(353,102)	(92,558)

United Kingdom
British American Tobacco plc	(6,565)	(368,884)	(35,755)

United States
Praxair, Inc.	(750)	(87,968)	(862)

Total Short Positions of Equity Swaps			(127,475)
Total Long and Short Positions of Equity Swaps			34,849
Financing Costs and Other Receivables/(Payables)			23,323
Equity Swaps, at value - JPMorgan Chase Bank, NA			$58,172

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/15/2017- 12/12/2017	$1,268,041

*	The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of January 31, 2017.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Brazil
Hypermarcas SA	33,470	$210,646	$86,231

France
Amundi SA	6,909	339,043	39,837
BNP Paribas SA	13,297	732,882	116,595
Iliad SA	5,311	1,245,397	(110,506)
JCDecaux SA	4,540	179,715	(34,697)
Publicis Groupe SA	11,549	747,215	45,196
Remy Cointreau SA	7,853	565,249	147,609
			204,034
Ireland
Ryanair Holdings plc	95,444	1,480,525	(4,595)

Jordan
Hikma Pharmaceuticals plc	11,800	352,264	(81,502)

Luxembourg
Eurofins Scientific SE	1,388	479,682	142,132

South Africa
Aspen Pharmacare Holdings Ltd.	12,924	255,057	40,349

South Korea
NAVER Corp.	515	278,831	57,086

Switzerland
Actelion Ltd.	923	188,162	51,553
LafargeHolcim Ltd.	22,063	980,909	198,549
Nestle SA	26,401	1,815,576	113,374
Syngenta AG	3,334	1,309,588	105,480
			468,956
Turkey
Migros Ticaret A/S	44,527	267,640	(49,911)

United Kingdom
Admiral Group plc	6,437	156,399	(12,583)
Barclays plc	90,705	187,858	62,550
Burberry Group plc	2,661	42,724	12,175
Croda International plc	8,091	309,650	31,125
ITV plc	281,245	631,974	86,960
Pets at Home Group plc	15,218	55,499	(17,211)
RSA Insurance Group plc	36,254	210,771	50,788
Smith & Nephew plc	4,871	78,421	(5,930)
Smiths Group plc	6,042	72,187	41,902
Sports Direct International plc	245,517	1,061,631	(184,467)
			65,309

Total Long Positions of Equity Swaps			928,089

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
Short Positions
France
Air France-KLM	(54,160)	$(400,093)	$113,786
Electricite de France SA	(15,338)	(209,329)	58,325
Kering	(2,329)	(399,281)	(154,336)
Lagardere SCA	(22,437)	(640,679)	78,516
LVMH Moet Hennessy Louis Vuitton SE	(9,756)	(1,796,541)	(168,656)
Orange SA	(42,459)	(724,255)	67,676
Societe Generale SA	290	10,146	4,022
			(667)
Germany
adidas AG	(4,839)	(820,011)	59,179
Deutsche Lufthansa AG	(27,316)	(407,288)	43,558
Deutsche Telekom AG	(40,082)	(713,302)	14,084
			116,821
Italy
Eni SpA	(37,731)	(583,645)	4,863

Netherlands
Koninklijke Ahold Delhaize NV	(37,447)	(853,659)	57,507

Spain
Industria de Diseno Textil SA	(28,403)	(927,090)	(9,145)

Switzerland
Givaudan SA	(361)	(678,392)	29,391
Roche Holding AG	(1,057)	(284,967)	36,085
			65,476
United Kingdom
Bunzl plc	(28,118)	(666,342)	(72,588)
GlaxoSmithKline plc	(22,584)	(382,295)	(51,820)
Marks & Spencer Group plc	(401,002)	(2,144,655)	452,190
WPP plc	(35,951)	(706,900)	(127,075)
			200,707
United States
Merck & Co., Inc.	(4,566)	(243,545)	(39,501)
Pfizer, Inc.	(7,830)	(250,615)	2,169
			(37,332)

Total Short Positions of Equity Swaps			398,230
Total Long and Short Positions of Equity Swaps			1,326,319
Financing Costs and Other Receivables/(Payables)			(58,278)
Equity Swaps, at value - Morgan Stanley Capital Services LLC			$1,268,041
Total Equity Swaps, at value			$1,326,213

(a)	Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(b)	Amount less than one dollar.
(c)	Illiquid security.

Total return swap contracts on futures (“total return swaps on futures”)
At January 31, 2017, the Fund had outstanding total return swaps on futures as follows:

Long Total Return Swaps on Futures
Swap Counterparty	Reference Entity	Termination Date	Notional Value(b)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BIST 30 Index Futures(a)	2/28/2017	TRY 406,286	$2,749
Bank of America, NA	FTSE Bursa Malaysia KLCI Index Futures(a)	2/28/2017	MYR 83,567	(15)
Bank of America, NA	IBEX 35 Index Futures(a)	2/17/2017	EUR 187,484	(678)
Bank of America, NA	KOSPI 200 Index Futures(a)	3/9/2017	KRW 631,501,275	35,030
Bank of America, NA	SET50 Index Futures(a)	3/30/2017	THB 8,146,932	8,291
Bank of America, NA	WIG20 Index Futures(a)	3/17/2017	PLN 347,608	5,543
Total				$50,920

(a)	The investment is held by the Subsidiary (see Notes to Schedule of Investments).
(b)	Notional value represents the value (including any fees or commissions) of the long positions when they were established, and is stated in the currency in which it is denominated.

At January 31, 2017, the Fund had cash collateral of $1,835,180, $3,234,942 and $4,920,000 deposited in a segregated account for Bank of America, NA, JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on OTC derivatives.

EUR	Euro
KRW	Korean Won
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira

Written option contracts (“options written”)
At January 31, 2017, the Fund had outstanding options written as follows:
Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
CBS Corp., Call	210	$65	3/17/2017	$(37,590)
CBS Corp., Put	210	50	3/17/2017	(1,680)
Depomed, Inc., Call	16	21	2/17/2017	(720)
Hewlett Packard Enterprise Co., Call	52	23	2/17/2017	(1,820)
Time Warner, Inc., Call	11	95	4/21/2017	(4,125)
Valspar Corp. (The), Call	2	110	4/21/2017	(460)
Total options written (Premium received $42,793)				$(46,395)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$—	$—	$17	$17
Capital Markets	22	—	—(b)	22
Health Care Providers & Services	7,476	396	—	7,872
Insurance	3,070	1,240	—	4,310
Internet Software & Services	7,957	690	—	8,647
Media	13,246	—	333	13,579
Other Common Stocks(a)	175,700	—	—	175,700
Total Common Stocks	207,471	2,326	350	210,147
Loan Assignments
Auto Components	—	—	528	528
Commercial Services & Supplies	—	—	242	242
Independent Power & Renewable Electricity Producers	—	—	1,770	1,770
Media	—	818	123	941
Professional Services	—	—	2,019	2,019
Semiconductors & Semiconductor Equipment	—	1,750	1,653	3,403
Other Loan Assignments(a)	—	37,431	—	37,431
Total Loan Assignments	—	39,999	6,335	46,334
Commercial Mortgage-Backed Securities	—	40,434	—	40,434
Corporate Bonds
Banks	—	686	8,900	9,586
Capital Markets	—	—	9,030	9,030
Chemicals	—	—	—(b)	—(b)
Insurance	—	—	145	145
Oil, Gas & Consumable Fuels	—	3,156	—(b)	3,156
Other Corporate Bonds(a)	—	14,124	—	14,124
Total Corporate Bonds	—	17,966	18,075	36,041
Asset-Backed Securities	—	29,674	2,390	32,064
Master Limited Partnerships(a)	14,205	—	—	14,205
Collateralized Mortgage Obligations	—	6,428	—	6,428
Convertible Bonds
Semiconductors & Semiconductor Equipment	—	—	962	962
Other Convertible Bonds(a)	—	4,341	—	4,341
Total Convertible Bonds	—	4,341	962	5,303
Rights
Biotechnology	—	—	191	191
Food & Staples Retailing	—	—	30	30
Media	—	—	23	23
Pharmaceuticals	—	—	—(b)	—(b)
Semiconductors & Semiconductor Equipment	—	—	1,923	1,923
Wireless Telecommunication Services	—	—	189	189
Other Rights(a)	—(b)	—	—	—(b)
Total Rights	—(b)	—	2,356	2,356
U.S. Treasury Obligations	—	1,059	—	1,059

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Options Purchased(a)	$273	$—	$—	$273
Warrants
Biotechnology	—	—	—(b)	—(b)
Other Warrants(a)	227	—	—	227
Total Warrants	227	—	—	227
Short-Term Investments	—	94,188	—	94,188
Total Long Positions	$222,176	$236,415	$30,468	$489,059

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.
(b) Amount less than one thousand.

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Common Stocks(a)
Airlines	$10	$—	$7	$—	$—	$—	$—	$17	$7
Capital Markets	— (c)	—	—	—	—	—	—	— (c)	—
Media	1	—	—	—	—	332	—	333	—
Loan Assignments(b)
Auto Components	—	— (c)	9	519	—	—	—	528	9
Commercial Services & Supplies	—	— (c)	8	—	(1)	235	—	242	8
Health Care Equipment & Supplies	522	— (c)	2	—	(524)	—	—	—	—
Independent Power & Renewable Electricity Producers	636	16	42	1,078	(2)	—	—	1,770	41
Media	—	— (c)	2	121	—	—	—	123	2
Professional Services	1,989	2	28	—	—	—	—	2,019	28
Semiconductors & Semiconductor Equipment	—	(2)	3	—	(292)	1,944	—	1,653	2
Corporate Bonds(b)
Banks	12,087	42	1,440	—	(4,669)	—	—	8,900	786
Capital Markets	7,402	32	1,596	—	—	—	—	9,030	1,596
Chemicals	—	—	—	—	—	— (c)	—	— (c)	—
Insurance	—	— (c)	8	—	—	137	—	145	8
Oil, Gas & Consumable Fuels	— (c)	—	—	—	—	—	—	— (c)	—
Asset-Backed Securities(b)	—	—	—	2,390	—	—	—	2,390	—
Convertible Bonds(b)
Semiconductors & Semiconductor Equipment	—	—	(365)	—	—	1,327	—	962	(365)
Rights(a)
Biotechnology	96	—	95	—	—	—	—	191	95
Food & Staples Retailing	30	—	—	—	—	—	—	30	—

(000’s omitted)	Beginning balance as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Media	$—	$—	$23	$—	$—	$—	$—	$23	$23
Pharmaceuticals	— (c)	—	—	—	—	—	—	— (c)	—
Semiconductors & Semiconductor Equipment	—	—	531	—	—	1,392	—	1,923	531
Wireless Telecommunication Services	189	—	—	—	—	—	—	189	—
Warrants(a)
Biotechnology	—	—	—	— (c)	—	—	—	— (c)	—
Insurance	— (c)	—	— (c)	—	—(c)	—	—	—	—
Total	$22,962	$90	$3,429	$4,108	$(5,488)	$5,367	$—	$30,468	$2,771

(a) As of the period ended January 31, 2017, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c) Amount less than one thousand.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, $5,367,815 was transferred from Level 2 to Level 3. Loan assigments, corporate bonds and convertible bonds that transferred in or out of Level 3 were primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single broker quote (Level 3). In addition, $2,375,786 was transferred from Level 1 to Level 2. Interactive Data Pricing and Reference Data LLC provided adjusted prices for these securities as of January 31, 2017, as stated in the description of the valuation methods of foreign equity securities in the notes to financials.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of January 31, 2017:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks Sold Short(a)	$(71,744)	$—	$—	$(71,744)
Corporate Bonds Sold Short(a)	—	(13,377)	—	(13,377)
Exchange Traded Funds Sold Short	(7,728)	—	—	(7,728)
Master Limited Partnerships Sold Short(a)	(3,025)	—	—	(3,025)
Exchange Traded Note Sold Short	(854)	—	—	(854)
Total Short Positions	$(83,351)	$(13,377)	$—	$(96,728)

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

*	The following is a reconciliation between the beginning and ending balances of short investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Common Stocks Sold Short(a)
IT Services	$(27)	$—	$20	$—	$7	$—	$—	$—	$—
Total	$(27)	$—	$20	$—	$7	$—	$—	$—	$—

(a) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's  derivatives as of January 31, 2017:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Forward contracts(a)
Assets	$—	$348	$—	$348
Liabilities	—	(817)	—	(817)
Futures(a)
Assets	1,162	—	—	1,162
Liabilities	(1,995)	—	—	(1,995)
Swaps(a)
Assets	—	3,176	116	3,292
Liabilities	—	(2,511)	—	(2,511)
Option contracts written
Liabilities	(46)	—	—	(46)
Total	$(879)	$196	$116	$(567)

(a)
Forward contracts and futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Swaps are reported at the cumulative unrealized appreciation/(depreciation), with the exception of credit default swaps, which are reported in the table at value.

*	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Equity swaps(a)
Brazil	$(1,124)	$—	$1,124	$—	$—	$—	$—	$—	$—
United States	116	—	—	—	—	—	—	116	—
Option contracts written(b)
United States	(1)	—	1	—	—	—	—	—	—
Total	$(1,009)	$—	$1,125	$—	$—	$—	$—	$116	$—

(a)
These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(b)
As of the period ended January 31, 2017, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Schedule of Investments Neuberger Berman Long Short
Multi-Manager Fund (Unaudited) January 31, 2017

Investments	Shares	Value ($000)

LONG POSITIONS - 94.0%

COMMON STOCKS - 76.3%

Air Freight & Logistics - 1.1%
FedEx Corp.(a)	955	181

Banks - 0.4%
Barclays plc (United Kingdom)(a)	17,249	48
Societe Generale SA (France)(a)	392	19
		67
Biotechnology - 7.2%
Alexion Pharmaceuticals, Inc.*(a)	1,508	197
Biogen, Inc.*	695	193
BioMarin Pharmaceutical, Inc.*(a)	2,349	206
Incyte Corp.*(a)	1,122	136
Ironwood Pharmaceuticals, Inc.*	10,640	153
Neurocrine Biosciences, Inc.*	3,109	133
TESARO, Inc.*	1,145	186
		1,204
Building Products - 1.3%
Johnson Controls International plc(a)	4,894	215

Chemicals - 2.4%
Air Products & Chemicals, Inc.(a)	940	131
Croda International plc (United Kingdom)(a)	1,650	70
PPG Industries, Inc.(a)	880	88
WR Grace & Co.(a)	1,675	116
		405
Communications Equipment - 2.0%
Harris Corp.(a)	1,805	185
Palo Alto Networks, Inc.*(a)	1,015	150
		335
Construction Materials - 0.4%
HeidelbergCement AG (Germany)(a)	680	65

Containers & Packaging - 0.4%
Ball Corp.(a)	874	67

Diversified Financial Services - 0.9%
Pace Holdings Corp.*(a)	13,730	157

Electric Utilities - 1.9%
ALLETE, Inc.	263	17
Great Plains Energy, Inc.	659	18
NextEra Energy, Inc.(a)	1,920	238
PG&E Corp.(a)	721	45
		318
Energy Equipment & Services - 0.1%
US Silica Holdings, Inc.	262	15

Food & Staples Retailing - 1.1%
Cia Brasileira de Distribuicao, ADR (Brazil)(a)	1,178	22
Magnit PJSC, GDR (Russia)(a)	1,160	42
Wal-Mart de Mexico SAB de CV (Mexico)(a)	14,198	25
Investments	Shares	Value ($000)
X5 Retail Group NV, GDR (Russia)*(a)	2,820	95
		184
Food Products - 2.0%
Flowers Foods, Inc.(a)	6,150	124
Mead Johnson Nutrition Co.(a)	1,867	132
Mondelez International, Inc., Class A	1,950	86
		342
Gas Utilities - 0.1%
Atmos Energy Corp.	320	24

Health Care Equipment & Supplies - 8.9%
CR Bard, Inc.	839	199
Globus Medical, Inc., Class A*(a)	5,891	155
Hologic, Inc.*(a)	3,020	122
Insulet Corp.*	2,864	119
Nevro Corp.*(a)	1,718	150
NuVasive, Inc.*(a)	2,291	162
ResMed, Inc.	2,045	138
Smith & Nephew plc (United Kingdom)(a)	926	14
STERIS plc(a)	1,460	104
Wright Medical Group NV*	5,318	134
Zimmer Biomet Holdings, Inc.(a)	1,675	198
		1,495
Health Care Providers & Services - 3.4%
Centene Corp.*(a)	1,961	124
Humana, Inc.(a)	647	128
Laboratory Corp. of America Holdings*(a)	1,127	151
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)(a)	9,267	24
Sinopharm Group Co. Ltd., Class H (China)(a)	5,202	24
WellCare Health Plans, Inc.*(a)	857	125
		576
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc.(a)	6,705	115
Hilton Worldwide Holdings, Inc.(a)	1,362	78
Vail Resorts, Inc.(a)	695	119
		312
Household Durables - 0.6%
Mohawk Industries, Inc.*(a)	440	95

Independent Power & Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	1,712	54
Pattern Energy Group, Inc.(a)	2,228	44
		98
Industrial Conglomerates - 0.1%
Smiths Group plc (United Kingdom)(a)	1,149	22

Insurance - 1.4%
Admiral Group plc (United Kingdom)(a)	1,225	28
AIA Group Ltd. (Hong Kong)(a)	23,286	144
RSA Insurance Group plc (United Kingdom)(a)	8,751	63
		235

See Notes to Schedule of Investments
1

Schedule of Investments Neuberger Berman Long Short
Multi-Manager Fund (Unaudited) (cont’d)

Investments	Shares	Value ($000)
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc.*(a)	37	30
ASOS plc (United Kingdom)*(a)	488	32
Expedia, Inc.(a)	664	81
Priceline Group, Inc. (The)*(a)	53	84
		227
Internet Software & Services - 5.0%
Alibaba Group Holding Ltd., ADR (China)*(a)	1,368	139
Alphabet, Inc., Class A*(a)	223	183
Baidu, Inc., ADR (China)*(a)	281	49
Cornerstone OnDemand, Inc.*(a)	2,020	82
eBay, Inc.*(a)	1,581	50
Facebook, Inc., Class A*(a)	1,158	151
Mail.Ru Group Ltd., GDR (Russia)*(a)	1,097	20
MercadoLibre, Inc. (Argentina)(a)	349	65
Tencent Holdings Ltd. (China)(a)	3,068	80
Yandex NV, Class A (Russia)*(a)	1,011	23
		842
IT Services - 1.6%
CSRA, Inc.(a)	2,600	81
PayPal Holdings, Inc.*(a)	1,581	63
Total System Services, Inc.(a)	2,565	130
		274
Life Sciences Tools & Services - 0.9%
Gerresheimer AG (Germany)(a)	1,940	158

Machinery - 1.0%
Dover Corp.(a)	1,070	83
Pentair plc (United Kingdom)	1,400	82
		165
Media - 3.7%
CBS Corp. (Non-Voting), Class B(a)	2,710	175
ITV plc (United Kingdom)(a)	46,615	119
Liberty Global plc, Series C (United Kingdom)*(a)	1,420	50
Liberty Global plc LiLAC, Series C (United Kingdom)*(a)	200	4
Stroeer SE & Co. KGaA (Germany)(a)	5,560	273
		621
Multiline Retail - 0.8%
Dollar General Corp.(a)	1,845	136

Multi-Utilities - 1.7%
Avista Corp.	403	16
Black Hills Corp.(a)	2,968	186
CMS Energy Corp.	310	13
DTE Energy Co.	71	7
Sempra Energy	548	56
		278
Oil, Gas & Consumable Fuels - 2.5%
Callon Petroleum Co.*(a)	7,210	110
Cheniere Energy, Inc.*	1,058	50
Enbridge, Inc. (Canada)	580	25
Golar LNG Ltd.(a)	1,312	34
Kinder Morgan, Inc.	2,871	64
Phillips 66	170	14
SemGroup Corp., Class A	164	7
Targa Resources Corp.(a)	1,029	59

Investments	Shares	Value ($000)
TransCanada Corp. (Canada)	665	31
Williams Cos., Inc. (The)	960	28
		422
Pharmaceuticals - 2.8%
Allergan plc*(a)	790	173
Bristol-Myers Squibb Co.	3,682	181
Dr Reddy's Laboratories Ltd., ADR (India)(a)	937	42
Hikma Pharmaceuticals plc (Jordan)(a)	2,178	50
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	511	17
		463
Professional Services - 1.0%
Dun & Bradstreet Corp. (The)(a)	1,310	161
Intertrust NV (Netherlands)(a)(b)	130	2
		163
Road & Rail - 2.0%
Canadian Pacific Railway Ltd. (Canada)(a)	365	55
CSX Corp.	1,790	83
Norfolk Southern Corp.(a)	1,750	206
		344
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Ltd.(a)	685	137
NXP Semiconductors NV (Netherlands)*(a)	2,100	205
		342
Software - 0.5%
PTC, Inc.*(a)	1,735	91

Specialty Retail - 3.3%
AutoZone, Inc.*(a)	275	199
Hennes & Mauritz AB, Class B (Sweden)(a)	3,544	101
Pets at Home Group plc (United Kingdom)(a)	2,873	7
Restoration Hardware Holdings, Inc.*(a)	2,660	72
Sports Direct International plc (United Kingdom)*(a)	49,105	176
		555
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.(a)	1,384	168
Hewlett Packard Enterprise Co.(a)	6,195	141
Samsung Electronics Co. Ltd., GDR (South Korea)(a)	111	94
		403
Textiles, Apparel & Luxury Goods - 3.3%
Burberry Group plc (United Kingdom)(a)	506	10
Coach, Inc.(a)	2,166	81
Deckers Outdoor Corp.*(a)	1,940	112
G-III Apparel Group Ltd.*(a)	3,065	81
Michael Kors Holdings Ltd.*(a)	1,376	59
NIKE, Inc., Class B(a)	1,860	98
PVH Corp.(a)	1,215	114
		555
Trading Companies & Distributors - 1.4%
Brenntag AG (Germany)(a)	4,165	242

See Notes to Schedule of Investments
2

Schedule of Investments Neuberger Berman Long Short
Multi-Manager Fund (Unaudited) (cont’d)

Investments	Shares	Value ($000)
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Corp.(a)	619	46

Water Utilities - 0.5%
American Water Works Co., Inc.	800	59
Aqua America, Inc.	594	18
		77
TOTAL COMMON STOCKS (Cost $12,323)		12,816
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - 5.6%

Energy Equipment & Services - 0.1%
USA Compression Partners LP(a)	1,323	25

Oil, Gas & Consumable Fuels - 5.5%
Antero Midstream Partners LP	1,586	53
Boardwalk Pipeline Partners LP(a)	3,243	60
Buckeye Partners LP(a)	258	18
Enable Midstream Partners LP(a)	1,116	18
Enbridge Energy Partners LP	1,102	21
Energy Transfer Equity LP(a)	3,258	58
Energy Transfer Partners LP	1,366	52
EnLink Midstream Partners LP(a)	827	15
Enterprise Products Partners LP(a)	2,220	63
EQT GP Holdings LP	27	1
EQT Midstream Partners LP	487	38
MPLX LP(a)	555	21
Noble Midstream Partners LP*	210	9
NuStar GP Holdings LLC	1,116	35
ONEOK Partners LP	799	34
Plains All American Pipeline LP(a)	2,002	63
Rice Midstream Partners LP(a)	1,137	28
Shell Midstream Partners LP	1,950	63
Summit Midstream Partners LP(a)	1,266	30
Valero Energy Partners LP	1,217	59
Western Gas Equity Partners LP	1,353	61
Western Gas Partners LP(a)	785	48
Western Refining Logistics LP	2,437	59
Williams Partners LP	357	15
		922
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $854)		947
Investments	No. of Contracts	Value ($000)

OPTIONS PURCHASED - 0.1%

Put Options - 0.1%
Exchange Traded Fund - 0.1%
Russell 2000 Index
3/17/2017 @ 1350.00	4	11

Media - 0.0%(c)
CBS Corp.
3/17/2017 @ 60.00	16	1
TOTAL OPTIONS PURCHASED (Cost $15)		12
Investments	Shares	Value ($000)

SHORT-TERM INVESTMENT - 12.0%

INVESTMENT COMPANY - 12.0%
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.53%, (Cost $2,013)(a)(d)	2,012,672	2,013

TOTAL LONG POSITIONS (Cost $15,205)(z)		15,788

Investments	Shares	Value ($000)

SHORT POSITIONS - (35.0)%(e)

COMMON STOCKS - (30.8)%

Aerospace & Defense - (0.5)%
TransDigm Group, Inc.	(165)	(36)
Triumph Group, Inc.	(1,985)	(53)
		(89)
Air Freight & Logistics - (0.3)%
Royal Mail plc (United Kingdom)	(8,415)	(44)

Airlines - (0.5)%
Deutsche Lufthansa AG (Germany)	(6,455)	(86)

Auto Components - (0.5)%
Autoliv, Inc. (Sweden)	(680)	(79)

Banks - (0.3)%
Canadian Western Bank (Canada)	(1,220)	(28)
National Bank of Canada (Canada)	(710)	(30)
		(58)
Beverages - (0.4)%
Brown-Forman Corp., Class B	(1,525)	(70)

Biotechnology - (0.7)%
AbbVie, Inc.	(1,045)	(64)
Amgen, Inc.	(295)	(46)
		(110)
Building Products - (0.3)%
Owens Corning	(1,045)	(58)

Chemicals - (0.8)%
International Flavors & Fragrances, Inc.	(580)	(68)
Praxair, Inc.	(610)	(72)
		(140)
Diversified Consumer Services - (0.5)%
ServiceMaster Global Holdings, Inc.*	(2,315)	(86)

Electric Utilities - (1.3)%
Duke Energy Corp.	(1,242)	(97)
Eversource Energy	(355)	(20)
Southern Co. (The)	(1,916)	(95)
Xcel Energy, Inc.	(144)	(6)
		(218)

See Notes to Schedule of Investments
3

Schedule of Investments Neuberger Berman Long Short
Multi-Manager Fund (Unaudited) (cont’d)

Investments	Shares	Value ($000)
Electrical Equipment - (0.8)%
Acuity Brands, Inc.	(280)	(58)
Regal Beloit Corp.	(975)	(71)
		(129)
Equity Real Estate Investment Trusts (REITs) - (0.8)%
DCT Industrial Trust, Inc.,	(625)	(28)
Duke Realty Corp.,	(1,765)	(43)
Park Hotels & Resorts, Inc.,	(2,150)	(58)
		(129)
Food & Staples Retailing - (0.8)%
CVS Health Corp.	(912)	(72)
Walgreens Boots Alliance, Inc.	(837)	(68)
		(140)
Food Products - (0.4)%
Hormel Foods Corp.	(1,760)	(64)

Health Care Equipment & Supplies - (2.0)%
ABIOMED, Inc.*	(495)	(53)
Cooper Cos., Inc. (The)	(287)	(53)
Danaher Corp.	(717)	(60)
DENTSPLY SIRONA, Inc.	(812)	(46)
ICU Medical, Inc.*	(205)	(28)
IDEXX Laboratories, Inc.*	(305)	(37)
LivaNova plc*	(1,240)	(60)
		(337)
Health Care Providers & Services - (2.4)%
AmerisourceBergen Corp.	(677)	(59)
Anthem, Inc.	(305)	(47)
Cardinal Health, Inc.	(677)	(51)
Express Scripts Holding Co.*	(1,083)	(74)
Henry Schein, Inc.*	(280)	(45)
Patterson Cos., Inc.	(1,269)	(53)
UnitedHealth Group, Inc.	(449)	(73)
		(402)
Hotels, Restaurants & Leisure - (0.3)%
Darden Restaurants, Inc.	(785)	(58)

Household Durables - (0.3)%
Leggett & Platt, Inc.	(1,195)	(57)

Household Products - (0.4)%
Church & Dwight Co., Inc.	(1,350)	(61)

Independent Power & Renewable Electricity Producers - (0.1)%
NRG Yield, Inc., Class C	(863)	(15)

Insurance - (1.0)%
Axis Capital Holdings Ltd.	(880)	(56)
Everest Re Group Ltd.	(255)	(56)
First American Financial Corp.	(1,515)	(57)
		(169)
Leisure Products - (0.3)%
Hasbro, Inc.	(660)	(54)

Life Sciences Tools & Services - (2.0)%
Bruker Corp.	(1,855)	(44)
Mettler-Toledo International, Inc.*	(136)	(58)
PerkinElmer, Inc.	(973)	(52)
Quintiles IMS Holdings, Inc.*	(845)	(66)
Thermo Fisher Scientific, Inc.	(416)	(63)
Investments	Shares	Value ($000)
Waters Corp.*	(423)	(60)
		(343)
Machinery - (0.2)%
Flowserve Corp.	(580)	(29)

Metals & Mining - (0.3)%
Worthington Industries, Inc.	(880)	(42)

Multiline Retail - (0.7)%
Big Lots, Inc.	(1,110)	(56)
Target Corp.	(885)	(57)
		(113)
Multi-Utilities - (1.4)%
Ameren Corp.	(1,410)	(74)
Consolidated Edison, Inc.	(1,855)	(138)
Dominion Resources, Inc.	(212)	(16)
Public Service Enterprise Group, Inc.	(202)	(9)
		(237)
Oil, Gas & Consumable Fuels - (0.3)%
ONEOK, Inc.	(572)	(32)
Plains GP Holdings LP, Class A	(242)	(8)
Tallgrass Energy GP LP	(458)	(12)
		(52)
Pharmaceuticals - (5.8)%
Allergan plc*	(287)	(63)
Endo International plc*	(5,115)	(63)
Horizon Pharma plc*	(2,793)	(46)
Johnson & Johnson	(1,398)	(158)
Mallinckrodt plc*	(1,399)	(68)
Merck & Co., Inc.	(1,058)	(65)
Mylan NV*	(2,107)	(80)
Novartis AG, ADR (Switzerland)	(961)	(71)
Novo Nordisk A/S, ADR (Denmark)	(1,269)	(46)
Roche Holding AG (Switzerland)	(611)	(144)
Sanofi, ADR (France)	(1,801)	(73)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	(1,693)	(57)
UCB SA (Belgium)	(479)	(33)
		(967)
Professional Services - (0.2)%
WageWorks, Inc.*	(395)	(29)

Road & Rail - (0.3)%
Union Pacific Corp.	(545)	(58)

Semiconductors & Semiconductor Equipment - (0.4)%
Advanced Energy Industries, Inc.*	(500)	(29)
Lam Research Corp.	(250)	(29)
		(58)
Software - (0.8)%
Fortinet, Inc.*	(1,745)	(58)
Workday, Inc., Class A*	(860)	(71)
		(129)
Specialty Retail - (0.7)%
Chico's FAS, Inc.	(4,650)	(63)
Five Below, Inc.*	(1,510)	(60)
		(123)
Technology Hardware, Storage & Peripherals - (0.2)%
Xerox Corp.	(4,105)	(28)

See Notes to Schedule of Investments
4

Schedule of Investments Neuberger Berman Long Short
Multi-Manager Fund (Unaudited) (cont’d)

Investments	Shares	Value ($000)
Textiles, Apparel & Luxury Goods - (1.1)%
Carter's, Inc.	(680)	(57)
VF Corp.	(1,070)	(55)
Wolverine World Wide, Inc.	(3,250)	(76)
		(188)
Thrifts & Mortgage Finance - (0.4)%
Genworth MI Canada, Inc. (Canada)	(575)	(14)
Home Capital Group, Inc. (Canada)	(2,360)	(54)
		(68)
Trading Companies & Distributors - (0.3)%
GATX Corp.	(940)	(54)

TOTAL COMMON STOCKS (Proceeds $(5,121))		(5,171)
Investments	Shares	Value ($000)

EXCHANGE TRADED FUNDS - (2.7)%

Alerian MLP Fund	(8,815)	(115)
Energy Select Sector SPDR Fund	(1,022)	(75)
iShares 20+ Year Treasury Bond Fund	(1,435)	(172)
Utilities Select Sector SPDR Fund	(1,955)	(96)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(431))		(458)
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - (1.2)%

Gas Utilities - (0.1)%
Ferrellgas Partners LP	(1,201)	(9)

Oil, Gas & Consumable Fuels - (1.1)%
Crestwood Equity Partners LP	(80)	(2)
DCP Midstream LP	(574)	(22)
Golar LNG Partners LP (United Kingdom)	(511)	(13)
Holly Energy Partners LP	(432)	(16)
Magellan Midstream Partners LP	(713)	(57)
Phillips 66 Partners LP	(213)	(12)
Spectra Energy Partners LP	(657)	(30)
TC PipeLines LP	(456)	(27)
		(179)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(184))		(188)
Investments	Shares	Value ($000)

EXCHANGE TRADED NOTE - (0.3)%

JPMorgan Alerian MLP Index ETN (Proceeds $(50))	(1,722)	(57)

TOTAL SHORT POSITIONS (Proceeds $(5,786))		(5,874)

Total Investments - 59.0%(Cost $9,419)		9,914
Other Assets Less Liabilities - 41.0%(f)		6,876
Net assets - 100.0%		16,790

*	Non-income producing security.
(a)
All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $10,632,000.

(b)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $2,000 of long positions or 0.0% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2017.
(e)	At January 31, 2017 the Fund had approximately $6,129,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(f)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2017.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SPDR	Standard & Poor's Depositary Receipt

See Notes to Schedule of Investments
5

Schedule of Investments Neuberger Berman Long Short
Multi-Manager Fund (Unaudited) January 31, 2017

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/17/2017	5 S&P 500 E-Mini Index	Short	$(4,987)
3/17/2017	34 The EURO STOXX 50 Index	Short	(15,539)
Total futures			$(20,526)

At January 31, 2017, the notional value of futures for the fund was $(1,755,600) for short positions. The Fund had $111,410 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At January 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
822,341	Euro	$875,780	JPMorgan Chase Bank, NA	2/10/2017	$(12,173)
2,416,907	Hong Kong Dollar	311,745	JPMorgan Chase Bank, NA	2/10/2017	216
714,023	Mexican Peso	32,723	JPMorgan Chase Bank, NA	2/10/2017	(1,479)
524,065	Pound Sterling	643,779	JPMorgan Chase Bank, NA	2/10/2017	(15,574)
1,328,715	Swedish Krona	148,927	JPMorgan Chase Bank, NA	2/10/2017	(3,026)
50,280	Swiss Franc	49,926	JPMorgan Chase Bank, NA	2/10/2017	(904)
5,000	Turkish Lira	1,293	JPMorgan Chase Bank, NA	2/10/2017	(30)
	Total forward contracts to deliver				$(32,970)

See Notes to Schedule of Investments

Equity swap contracts (“equity swaps”)

At January 31, 2017, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/15/2017- 12/12/2017	$194,033
* The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of January 31, 2017.
See Notes to Schedule of Investments

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Brazil
Hypermarcas SA	4,274	$23,124	$14,786

France
Amundi SA	1,183	50,812	14,062
BNP Paribas SA	1,649	91,940	13,406
Iliad SA	659	155,604	(14,784)
JCDecaux SA	579	22,994	(4,500)
Publicis Groupe SA	1,433	92,225	6,097
Remy Cointreau SA	1,078	75,394	22,462
Societe Generale SA	1,605	71,315	7,094
			43,837
Ireland
Ryanair Holdings plc	11,834	184,993	(1,994)

Jordan
Hikma Pharmaceuticals plc	1,491	44,534	(10,321)

Luxembourg
Eurofins Scientific SE	172	59,986	17,069

South Africa
Aspen Pharmacare Holdings Ltd.	1,603	31,455	5,184

South Korea
NAVER Corp.	64	32,773	8,972

Switzerland
LafargeHolcim Ltd.	2,736	121,640	24,623
Nestle SA	3,274	225,081	14,129
Syngenta AG	414	162,607	13,109
			51,861
Turkey
Migros Ticaret A/S	6,337	38,090	(7,103)

United Kingdom
Admiral Group plc	838	19,887	(1,164)
Barclays plc	11,806	30,567	2,026
Burberry Group plc	346	5,229	1,910
Croda International plc	1,130	43,820	3,773
ITV plc	34,061	76,080	10,989
Pets at Home Group plc	2,874	9,920	(2,689)
RSA Insurance Group plc	4,353	22,419	8,986
Smith & Nephew plc	635	10,224	(774)
Smiths Group plc	786	9,089	5,753
Sports Direct International plc	29,127	114,802	(10,740)
			18,070

Total Long Positions of Equity Swaps			140,361
Short Positions
France
Air France-KLM	(7,699)	(59,119)	18,419
Electricite de France SA	(1,959)	(27,178)	7,891
Kering	(297)	(49,548)	(21,050)
Lagardere SCA	(3,192)	(92,139)	12,163
LVMH Moet Hennessy Louis Vuitton SE	(1,209)	(223,007)	(20,528)
Orange SA	(5,427)	(90,517)	6,595
			3,490
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
Germany
adidas AG	(600)	$(101,652)	$7,314
Deutsche Lufthansa AG	(3,488)	(54,574)	8,129
Deutsche Telekom AG	(4,970)	(87,387)	687
			16,130

See Notes to Schedule of Investments

Italy
Eni SpA	(4,818)	(70,335)	(3,572)

Netherlands
Koninklijke Ahold Delhaize NV	(4,644)	(105,109)	6,374

Spain
Industria de Diseno Textil SA	(3,523)	(114,931)	(1,196)

Switzerland
Givaudan SA	(45)	(81,847)	947
Roche Holding AG	(150)	(41,023)	5,704
			6,651
United Kingdom
Bunzl plc	(3,597)	(82,740)	(11,788)
GlaxoSmithKline plc	(2,884)	(48,411)	(7,026)
Marks & Spencer Group plc	(49,720)	(271,908)	62,060
WPP plc	(4,459)	(86,196)	(17,241)
			26,005
United States
Merck & Co., Inc.	(583)	(30,139)	(6,002)
Pfizer, Inc.	(1,000)	(31,659)	(70)
			(6,072)

Total Short Positions of Equity Swaps			47,810
Total Long and Short Positions of Equity Swaps			188,171
Financing Costs and Other Receivables/(Payables)			5,862
Equity Swaps, at value—Morgan Stanley Capital Services LLC			$194,033
Financing Costs and Other Receivables/(Payables)—
JPMorgan Chase Bank, NA			$(27)
Total Equity Swaps, at value			$194,006

(a) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.

At January 31, 2017, the Fund had $630,000 cash collateral deposited in a segregated account for Morgan Stanley Capital Services LLC to cover collateral requirements on OTC derivatives.

Written option contracts (“options written”)

At January 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
CBS Corp., Call	16	$65	3/17/2017	$(2,864)
CBS Corp., Put	16	50	3/17/2017	(128)
Total options written (Premium received $ $2,687)				$(2,992)

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Health Care Providers & Services	$528	$48	$—	$576
Insurance	91	144	—	235
Internet Software & Services	762	80	—	842
Other Common Stocks(a)	11,163	—	—	11,163
Total Common Stocks	12,544	272	—	12,816
Master Limited Partnerships(a)	947	—	—	947
Options Purchased	12	—	—	12
Short-Term Investment	—	2,013	—	2,013
Total Long Positions	$13,503	$2,285	$—	$15,788

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, $329,621 was transferred from Level 1 to Level 2. Interactive Data Pricing and Reference Data LLC provided adjusted prices for these securities as of January 31, 2017, as stated in the description of the valuation methods of foreign equity securities in the Notes to the Schedule of Investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of January 31, 2017:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(5,171)	$—	$—	$(5,171)
Exchange Traded Funds Sold Short	(458)	—	—	(458)
Master Limited Partnerships Sold Short(a)	(188)	—	—	(188)
Exchange Traded Note Sold Short	(57)	—	—	(57)
Total Short Positions	$(5,874)	$—	$—	$(5,874)

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts(a)
Assets	$—	$—(b)	$—	$—(b)
Liabilities	—	(33)	—	(33)
Futures(a)
Liabilities	(21)	—	—	(21)
Swaps(a)
Assets	—	337	—	337
Liabilities	—	(143)	—	(143)
Option contracts written
Liabilities	(3)	—	—	(3)
Total	$(24)	$161	$—	$137

(a)	Forward contracts, futures and swaps are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
(b)	Amount less than one thousand.

See Notes to Schedule of Investments

January 31, 2017
Notes to Schedule of Investmentsβ (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Absolute Return Multi-Manager Fund (“Absolute Return Multi-Manager”) and Neuberger Berman Long Short Multi-Manager Fund (“Long Short Multi-Manager”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments (long and short positions) in equity securities, preferred stocks, exchange-traded funds, exchange-traded notes, exchange-traded options purchased and options written, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions (generally Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

β Consolidated Schedule of Investments for Absolute Return Multi-Manager
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investmentsβ (cont’d)
The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps on futures contracts is determined by Management by obtaining valuations from independent pricing services based on the settlement price of the underlying futures contract. (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income debt as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign income debt. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

(z)  At January 31, 2017, selected Fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Absolute Return Multi-Manager	$485,809	$18,094	$(14,844)	$3,250
Long Short Multi-Manager	15,205	900	(317)	583

Absolute Return Multi-Manager invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of January 31, 2017, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$24,768,922	4.8%

β Consolidated Schedule of Investments for Absolute Return Multi-Manager
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investmentsβ (cont’d)
Subsequent Events:

In February 2017, the Board approved a plan of liquidation for Long Short Multi-Manager. The liquidation is anticipated to occur on April 20, 2017. Management has determined that there are no other subsequent events that would need to be disclosed.

β Consolidated Schedule of Investments for Absolute Return Multi-Manager
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Global Allocation Fund
(Unaudited) January 31, 2017

Number of Shares		Value† (000's omitted)

Common Stocks 22.6%

Australia 0.6%
235	AGL Energy Ltd.	$4
509	Aristocrat Leisure Ltd.	6
340	Australia & New Zealand Banking Group Ltd.	8
392	CIMIC Group Ltd.	10
365	Coca-Cola Amatil Ltd.	3
18	CSL Ltd.	2
314	Dexus Property Group	2
929	Fortescue Metals Group Ltd.	5
666	Goodman Group	3
649	GPT Group	2
4,533	Investa Office Fund	15
1,052	LendLease Group	11
10,137	Mirvac Group	16
67	National Australia Bank Ltd.	2
2,719	Scentre Group	9
1,068	South32 Ltd.	2
1,629	Stockland	5
412	Vicinity Centres	1
101	Wesfarmers Ltd.	3
175	Westfield Corp.	1
155	Westpac Banking Corp.	4
4,091	Whitehaven Coal Ltd.	9	*
267	Woolworths Ltd.	5
		128
Austria 0.2%
1,706	EVN AG	21
11	Lenzing AG	1
589	OMV AG	21
		43
Belgium 0.0%
35	Bekaert NV	2

Bermuda 0.1%
104	RenaissanceRe Holdings Ltd.	14

Canada 0.4%
68	Alimentation Couche-Tard, Inc. Class B	3	(a)
99	Bank of Montreal	8
170	Bank of Nova Scotia	10
8	Canadian Tire Corp. Ltd. Class A	1
401	Dream Global Real Estate Investment Trust	3
1,132	Enerflex Ltd.	16
169	George Weston Ltd.	14	(a)
23	Magna International, Inc.	1	(a)
205	Metro, Inc.	6	(a)
81	National Bank of Canada	4
88	Royal Bank of Canada	6
367	TELUS Corp.	12
72	Toronto-Dominion Bank	4
		88
Denmark 0.1%
62	Danske Bank A/S	2
58	Dfds A/S	3
64	ISS A/S	2
109	Schouw & Co. AB	8
		15
Finland 0.2%
141	Kesko OYJ, B Shares	7
105	Neste OYJ	4
782	Outokumpu OYJ	7	*
1,045	Stora Enso OYJ, R Shares	12
303	UPM-Kymmene OYJ	7
		37
France 0.7%
378	BNP Paribas SA	24
197	Cie Generale des Etablissements Michelin	21
356	CNP Assurances	7
110	Ipsen SA	8
373	Orange SA	6
670	Peugeot SA	12	*
154	Renault SA	14
363	Societe Generale SA	18
16	Sodexo SA	2
395	TOTAL SA	20
		132
Germany 0.5%
23	Allianz SE	4
49	Bayerische Motoren Werke AG, Preference Shares	4
180	Covestro AG	13	(b)
13	Diebold Nixdorf AG	1
43	HeidelbergCement AG	4
28	Henkel AG & Co. KGaA	3
59	HOCHTIEF AG	8
30	MAN SE	3
633	METRO AG	22
100	Volkswagen AG	16
88	Volkswagen AG, Preference Shares	14
		92
Hong Kong 0.1%
2,000	Great Eagle Holdings Ltd.	9
2,000	Hang Lung Group Ltd.	8
8,000	WH Group Ltd.	6	(b)
		23
India 0.0%
471	Vedanta Resources PLC	6	(a)

Ireland 0.1%
111	Ryanair Holdings PLC ADR	9	*

Israel 0.0%
84	Check Point Software Technologies Ltd.	8	*

Italy 0.1%
46	Brembo SpA	3
462	Recordati SpA	13
		16
Japan 1.3%
2,000	ANA Holdings, Inc.	6
200	Bridgestone Corp.	7
300	Chubu Electric Power Co., Inc.	4
900	EDION Corp.	9
100	Fuji Heavy Industries Ltd.	4
100	FUJIFILM Holdings Corp.	4
1,000	Fujitsu Ltd.	6
100	G-Tekt Corp.	2
100	Hazama Ando Corp.	1
100	Hisamitsu Pharmaceutical Co., Inc.	5
500	Idemitsu Kosan Co. Ltd.	15
1,600	ITOCHU Corp.	22	(a)
800	JX Holdings, Inc.	4	(a)
100	K's Holdings Corp.	2
2,000	Kajima Corp.	14
200	Kansai Electric Power Co., Inc.	2	*(a)
100	Koito Manufacturing Co. Ltd.	5
100	Kyocera Corp.	5
2,700	Marubeni Corp.	16
400	Mitsubishi Corp.	9
100	Mitsubishi Electric Corp.	2
200	Mitsubishi Tanabe Pharma Corp.	4
200	Namco Bandai Holdings, Inc.	5
1,000	NEC Corp.	2
200	Nippon Telegraph & Telephone Corp.	9	(a)
100	Nissan Motor Co. Ltd.	1
100	Noevir Holdings Co. Ltd.	3
500	Obayashi Corp.	5	(a)
200	Seiko Epson Corp.	4
300	Sekisui Chemical Co. Ltd.	5
100	Shiseido Co. Ltd.	3
2,000	Showa Sangyo Co. Ltd.	11
3,000	Sojitz Corp.	8
1,700	Sumitomo Corp.	21
700	Sumitomo Dainippon Pharma Co. Ltd.	12
500	Sumitomo Rubber Industries Ltd.	8
100	Toyota Motor Corp.	6
		251
Luxembourg 0.0%
74	APERAM SA	3
214	Tenaris SA	4	(a)
		7
Netherlands 0.3%
245	AerCap Holdings NV	11	*(a)
116	ASML Holding NV	14
111	NN Group NV	4
66	NXP Semiconductors NV	6	*(a)
554	Royal Dutch Shell PLC, A Shares	15
		50
Norway 0.0%
73	Salmar ASA	2
164	Subsea 7 SA	2	*(a)
		4
Portugal 0.0%
259	Galp Energia SGPS SA	4
309	Jeronimo Martins SGPS SA	5
		9
Singapore 0.1%
600	Oversea-Chinese Banking Corp. Ltd.	4
4,300	Wilmar International Ltd.	12
		16
Sweden 0.2%
126	Boliden AB	4
163	L E Lundbergforetagen AB, B Shares	10
1,807	Scandic Hotels Group AB	16	*(b)
		30
Switzerland 0.5%
23	Actelion Ltd.	6	*
432	BKW AG	22
84	Lonza Group AG	15	*
34	Roche Holding AG	8
72	Swiss Life Holding AG	22	*
237	Swiss Re AG	22
		95
United Kingdom 1.2%
1,692	3i Group PLC	15
1,559	Amec Foster Wheeler PLC	9
968	Anglo American PLC	16	*(a)
62	Aon PLC	7
354	BAE Systems PLC	3
1,181	Barratt Developments PLC	7
756	BP PLC	4	(a)
896	Evraz PLC	2	*
5,599	Ferrexpo PLC	11	*
1,103	Fiat Chrysler Automobiles NV	12	*
170	GlaxoSmithKline PLC	3
6,607	Glencore PLC	27	*
299	Hochschild Mining PLC	1
1,038	HSBC Holdings PLC	9	(a)
3,474	Indivior PLC	13
3,664	J Sainsbury PLC	12
3,670	JD Sports Fashion PLC	16
3,675	John Laing Group PLC	12	(b)
187	Royal Dutch Shell PLC, B Shares	11
510	SVG Capital PLC	5	*
452	TechnipFMC PLC	15	*
257	Unilever NV	10	(a)
7,087	WM Morrison Supermarkets PLC	21
		241
United States 15.9%
240	AAR Corp.	8	(c)
454	Aaron's, Inc.	14	(c)
103	AbbVie, Inc.	6	(a)
210	Activision Blizzard, Inc.	8	(a)(c)
91	Adobe Systems, Inc.	10	*(a)
84	AECOM	3	*(a)
158	Aetna, Inc.	19	(a)(c)
311	Aflac, Inc.	22	(a)
433	AK Steel Holding Corp.	4	*(a)
39	Alamo Group, Inc.	3	(c)
141	Alaska Air Group, Inc.	13	(a)
29	Albemarle Corp.	3	(a)
12	Alleghany Corp.	7	*(a)
38	Allergan PLC	8	*(a)
24	Alphabet, Inc. Class A	20	*(a)
60	Alphabet, Inc. Class C	48	*(c)
168	Altria Group, Inc.	12	(a)
11	Amazon.com, Inc.	9	*(a)
61	American Financial Group, Inc.	5	(c)
42	American International Group, Inc.	3	(a)
124	American Tower Corp.	13	(c)
211	Amgen, Inc.	33	(a)(c)
361	Amkor Technology, Inc.	3	*(c)
34	Anthem, Inc.	5	(a)
511	Apple, Inc.	62	(c)
124	Archer-Daniels-Midland Co.	6
198	Arrow Electronics, Inc.	15	*(a)
115	Ashland Global Holdings, Inc.	14
124	Assurant, Inc.	12	(a)
198	Assured Guaranty Ltd.	8	(a)
574	AT&T, Inc.	24	(a)(c)
102	Avis Budget Group, Inc.	4	*
324	Avnet, Inc.	15	(a)
1,059	AVX Corp.	17	(a)(c)
188	Baker Hughes, Inc.	12
1,267	Bank of America Corp.	29	(a)
101	Bank of Hawaii Corp.	9	(a)
569	BankUnited, Inc.	22	(a)
270	Baxter International, Inc.	13	(a)
130	BB&T Corp.	6	(a)
6	Becton, Dickinson & Co.	1	(a)
73	Berkshire Hathaway, Inc. Class B	12	*(a)
144	Best Buy Co., Inc.	6	(a)
33	Bio-Rad Laboratories, Inc. Class A	6	*
37	Biogen, Inc.	10	*(a)
36	BlackRock, Inc.	13	(a)
530	Bloomin' Brands, Inc.	9
115	Blueprint Medicines Corp.	4	*
68	Bristol-Myers Squibb Co.	3	(a)
122	Burlington Stores, Inc.	10	*(a)
385	Cabot Oil & Gas Corp.	8	(a)
108	Capital One Financial Corp.	9	(a)
60	Carlisle Cos, Inc.	7
270	Carnival Corp.	15	(a)
406	Carnival PLC	22
134	CBS Corp. Class B	9	(a)
379	CDW Corp.	20	(a)
128	Celgene Corp.	15	*(a)
159	Centene Corp.	10	*(a)
133	Central Garden & Pet Co. Class A	4	*(a)
38	CenturyLink, Inc.	1	(a)
40	Charter Communications, Inc. Class A	13	*(a)
72	Chevron Corp.	8
173	Chimera Investment Corp.	3
170	Chubb Ltd.	22	(c)
1,313	Cisco Systems, Inc.	40	(c)
60	CIT Group, Inc.	3	(a)
592	Citigroup, Inc.	33	(a)
170	Citizens Financial Group, Inc.	6
99	CME Group, Inc.	12	(a)
120	CNA Financial Corp.	5	(a)
246	Colony Starwood Homes	8
165	Comcast Corp. Class A	12
218	Comerica, Inc.	15	(a)
187	Communications Sales & Leasing, Inc.	5
82	Computer Sciences Corp.	5	(a)
438	ConAgra Brands, Inc.	17
220	Conduent, Inc.	3	*
402	Corcept Therapeutics, Inc.	3	*
902	Corning, Inc.	24	(c)
109	Costco Wholesale Corp.	18	(a)
34	Cree, Inc.	1	*
79	CVS Health Corp.	6	(a)
395	Danaher Corp.	33	(c)
269	Darden Restaurants, Inc.	20	(c)
127	DaVita, Inc.	8	*(a)
185	Deckers Outdoor Corp.	11	*
331	Delta Air Lines, Inc.	16	(a)
249	DENTSPLY SIRONA, Inc.	14	(a)
162	Devon Energy Corp.	7	(a)
154	DISH Network Corp. Class A	9	*
58	Dollar General Corp.	4	(a)
138	Eaton Corp. PLC	10	(a)
406	eBay, Inc.	13	*(a)
27	EchoStar Corp. Class A	1	*
166	Edison International	12
26	EMCOR Group, Inc.	2
210	EOG Resources, Inc.	21	(a)
31	Equity Commonwealth	1	*
4	Everest Re Group Ltd.	1	(a)
361	Exelixis, Inc.	7	*(a)
473	Exelon Corp.	17
57	Express Scripts Holding Co.	4	*(a)
328	Exxon Mobil Corp.	28	(a)
154	Facebook, Inc. Class A	20	*(a)
75	FedEx Corp.	14	(a)
26	Fidelity National Information Services, Inc.	2	(a)
391	Fifth Third Bancorp	10
20	Fiserv, Inc.	2	*(a)
30	Five Prime Therapeutics, Inc.	1	*(a)
1,527	Ford Motor Co.	19	(c)
180	Fresh Del Monte Produce, Inc.	10	(a)
102	General Dynamics Corp.	19	(c)
805	General Electric Co.	24
50	General Mills, Inc.	3	(a)
125	General Motors Co.	5	(a)
47	Gentex Corp.	1
236	Gilead Sciences, Inc.	17	(a)
61	Goldman Sachs Group, Inc.	14	(a)
94	Goodyear Tire & Rubber Co.	3	(a)
179	Haemonetics Corp.	7	*
20	Halliburton Co.	1
199	Harris Corp.	20	(c)
35	Hartford Financial Services Group, Inc.	2	(a)
349	Hawaiian Holdings, Inc.	18	*(c)
114	HCA Holdings, Inc.	9	*(a)
1,583	Hecla Mining Co.	10
977	Hewlett Packard Enterprise Co.	22	(c)
202	Hospitality Properties Trust	6
1,164	HP, Inc.	18	(a)
34	Humana, Inc.	7
69	Huntington Ingalls Industries, Inc.	13	(a)
84	IBM Corp.	15	(a)
59	ICON PLC	5	*(a)
557	IHS Markit Ltd.	22	*(a)
304	II-VI, Inc.	11	*
40	Illinois Tool Works, Inc.	5
81	Ingersoll-Rand PLC	6
57	Ingredion, Inc.	7	(a)
364	Intercontinental Exchange, Inc.	21	(a)
71	InterDigital, Inc.	7
140	International Game Technology PLC	4	(a)
24	International Speedway Corp. Class A	1
59	Intuit, Inc.	7
79	IPG Photonics Corp.	9	*
358	iStar, Inc.	4	*(d)
37	J.M. Smucker Co.	5
100	Jacobs Engineering Group, Inc.	6	*(a)
598	JetBlue Airways Corp.	12	*(a)
323	Johnson & Johnson	37	(a)
201	Joy Global, Inc.	6	(a)
1,188	JPMorgan Chase & Co.	101	(c)
41	Kelly Services, Inc. Class A	1
168	Knowles Corp.	3	*
82	Kohl's Corp.	3	(a)
54	L3 Technologies, Inc.	9
61	Laboratory Corp. of America Holdings	8	*(a)
13	Lam Research Corp.	2	(a)
460	Laredo Petroleum, Inc.	6	*
29	Lear Corp.	4	(a)
367	Leidos Holdings, Inc.	18	(a)
248	Lennar Corp. Class A	11	(a)
105	Level 3 Communications, Inc.	6	*(a)
57	Lincoln National Corp.	4
124	Loews Corp.	6	(a)
7	M&T Bank Corp.	1
219	Macy's, Inc.	6
136	MasterCard, Inc. Class A	14	(a)
668	MDU Resources Group, Inc.	20	(c)
269	Medtronic PLC	20	(a)
65	Mentor Graphics Corp.	2
244	Merck & Co., Inc.	15	(a)
139	Mercury Systems, Inc.	5	*
131	MetLife, Inc.	7	(a)
3	Mettler-Toledo International, Inc.	1	*
151	MGM Resorts International	4	*(a)
900	Microsoft Corp.	58	(c)
11	Molson Coors Brewing Co. Class B	1	(a)
235	Mondelez International, Inc. Class A	10
51	Morgan Stanley	2
325	Motorola Solutions, Inc.	26	(a)
74	National Fuel Gas Co.	4
86	National HealthCare Corp.	6
124	NetScout Systems, Inc.	4	*
188	New Residential Investment Corp.	3
368	Newell Brands, Inc.	17	(a)
109	Newmont Mining Corp.	4	(a)
122	Noble Energy, Inc.	5
5	Northrop Grumman Corp.	1	(a)
277	Nuance Communications, Inc.	4	*
77	NuVasive, Inc.	5	*
156	NVIDIA Corp.	17
1,196	Office Depot, Inc.	5
743	Oracle Corp.	30	(a)
175	Ormat Technologies, Inc.	9
172	Oshkosh Corp.	12
133	Owens Corning	7	(a)
391	Party City Holdco, Inc.	6	*(a)
70	PepsiCo, Inc.	7	(a)
783	Pfizer, Inc.	25	(a)
105	Phillips 66	9
161	Pinnacle Foods, Inc.	9	(a)
65	Pioneer Natural Resources Co.	12	(a)
371	PNC Financial Services Group, Inc.	45	(c)
83	Pool Corp.	9	(a)
126	Popular, Inc.	6	(a)
45	PRA Health Sciences, Inc.	3	*
4	Priceline Group, Inc.	6	*
464	Procter & Gamble Co.	41	(a)
205	Prudential Financial, Inc.	22	(a)
435	Quad/Graphics, Inc.	11	(a)
433	Quanta Services, Inc.	16	*
218	Quest Diagnostics, Inc.	20	(a)
52	Ralph Lauren Corp.	5	(a)
903	Regions Financial Corp.	13	(a)
161	Reinsurance Group of America, Inc.	20	(a)
211	Reliance Steel & Aluminum Co.	17	(a)
221	Republic Services, Inc.	13	(a)
127	RH	3	*
72	Roper Technologies, Inc.	14	(a)
34	Ross Stores, Inc.	2
80	Sanmina Corp.	3	*(a)
339	Schlumberger Ltd.	28	(a)
221	Sealed Air Corp.	11
15	Seattle Genetics, Inc.	1	*
204	Sensient Technologies Corp.	16	(a)
323	Service Corp. International	9
123	SkyWest, Inc.	4
40	Sonoco Products Co.	2
42	Speedway Motorsports, Inc.	1
84	Spirit AeroSystems Holdings, Inc. Class A	5
180	Starbucks Corp.	10
270	Steel Dynamics, Inc.	9	(a)
407	SunTrust Banks, Inc.	23	(c)
40	SYNNEX Corp.	5	(a)
219	Sysco Corp.	12	(a)
561	T-Mobile US, Inc.	35	*(a)
200	Tahoe Resources, Inc.	2
24	Target Corp.	2	(a)
41	Telephone & Data Systems, Inc.	1	(a)
770	Teradyne, Inc.	22	(c)
102	Texas Instruments, Inc.	8	(a)
55	Thermo Fisher Scientific, Inc.	8
54	Thomson Reuters Corp.	2
194	Time Warner, Inc.	19	(c)
101	TiVo Corp.	2	*(a)
58	TJX Cos., Inc.	4	(a)
126	Trinseo SA	8	(a)
276	TTM Technologies, Inc.	4	*
267	Twenty-First Century Fox, Inc. Class A	8	(a)
44	Tyler Technologies, Inc.	6	*(a)
120	Tyson Foods, Inc. Class A	8	(a)
210	U.S. Bancorp	11	(a)
15	UniFirst Corp.	2
72	United Continental Holdings, Inc.	5	*(a)
7	United Therapeutics Corp.	1	*
305	UnitedHealth Group, Inc.	49	(a)
204	Unum Group	9	(a)
19	Vail Resorts, Inc.	3
61	Valmont Industries, Inc.	9	(a)
485	Verizon Communications, Inc.	24	(a)
354	Vishay Intertechnology, Inc.	6
24	VMware, Inc. Class A	2	*
111	WageWorks, Inc.	8	*(a)
383	Wal-Mart Stores, Inc.	26
97	Walgreens Boots Alliance, Inc.	8	(a)
96	Waste Management, Inc.	7	(a)
76	Wells Fargo & Co.	4
149	West Pharmaceutical Services, Inc.	13
279	Westar Energy, Inc.	15	(a)
169	Western Digital Corp.	14	(a)
864	Weyerhaeuser Co.	27
54	Whirlpool Corp.	9	(a)
551	Whole Foods Market, Inc.	17
45	Worthington Industries, Inc.	2
187	Wright Medical Group NV	5	*
1,101	Xerox Corp.	8	(a)
84	Zimmer Biomet Holdings, Inc.	10
		3,142
Total Common Stocks (Cost $3,964)		4,458

Principal Amount(e) (000's omitted)

U.S. Treasury Obligations 4.9%
	U.S. Treasury Bonds
$ 6	4.50%, due 2/15/36	8
4	5.00%, due 5/15/37	5
65	3.00%, due 11/15/44	64	(c)
63	2.50%, due 2/15/46	56
	U.S. Treasury Inflation-Indexed Bonds
87	0.13%, due 4/15/19–7/15/24	87	(c)(f)
36	2.38%, due 1/15/25–1/15/27	42	(f)
71	0.63%, due 1/15/26–2/15/43	69	(f)
6	1.75%, due 1/15/28	6	(f)
45	2.50%, due 1/15/29	55	(f)
75	3.88%, due 4/15/29	104	(f)
42	3.38%, due 4/15/32	59	(f)
39	2.13%, due 2/15/40	49	(f)
69	0.75% , due 2/15/42–2/15/45	66	(f)
	U.S. Treasury Notes
40	0.50%, due 4/30/17	40
192	0.75%, due 1/31/18	192
48	1.38%, due 4/30/20	48
17	2.75%, due 2/15/24	18

Total U.S. Treasury Obligations (Cost $981)		968

U.S. Government Agency Security 0.3%
40	Federal Home Loan Bank, 5.50%, due 7/15/36 (Cost $56)	53	(a)

Mortgage-Backed Securities 0.8%

Fannie Mae 0.1%
	25	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	26	(g)

Freddie Mac 0.7%
Pass-Through Certificates
	40	3.00%, TBA, 30 Year Maturity	40	(g)
	85	4.00%, TBA, 30 Year Maturity	89	(g)
			129
Total Mortgage-Backed Securities (Cost $155)			155

Corporate Bond 0.2%

Supranational 0.2%
NZD	45	Int'l Bank for Reconstruction & Development, 3.38%, due 1/25/22 (Cost $32)	33

Foreign Government Securities 7.9%
		Australia Government Bonds
AUD	40	3.25%, due 4/21/29	31	(h)
	60	3.25%, due 6/21/39	43	(h)
		Australia Government CPI Linked Bonds
	15	2.00%, due 8/21/35	14	(f)h)
	20	1.25%, due 8/21/40	16	(f)(h)
		Canadian Government Bonds
CAD	85	4.25%, due 6/1/18	68	(a)
	80	5.75%, due 6/1/33	91	(a)
	30	3.50%, due 12/1/45	28
		Canadian Government CPI Linked Bonds
	23	4.25%, due 12/1/21	22	(a)(f)
	17	1.50%, due 12/1/44	16	(a)(f)
	10	1.25%, due 12/1/47	9	(a)(f)
		French Republic Government Bond OATs
EUR	25	1.75%, due 11/25/24	29	(h)
	60	3.25%, due 5/25/45	82	(h)
		Italy Buoni Poliennali Del Tesoro
	30	4.00%, due 2/1/37	37	(h)
	5	2.70%, due 3/1/47	5	(b)(h)
		Italy Buoni Poliennali Del Tesoro CPI Linked Bonds
	32	3.10%, due 9/15/26	41	(f)(h)
	11	2.55%, due 9/15/41	14	(f)(h)
JPY	6,000	Japan Government Twenty Year Bond, 0.50%, due 9/20/36	52
	14,172	Japanese Government CPI Linked Bond, 0.10%, due 3/10/25	132	(f)
MXN	840	Mexican Bonos, Ser. M, 7.75%, due 11/13/42	39	(a)
		New Zealand Government Inflation Linked Bonds
NZD	15	Ser. 925, 2.00%, due 9/20/25	12	(f)(h)
	75	Ser. 935, 2.50%, due 9/20/35	56	(f)(h)
ZAR	730	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41	39
EUR	45	Spain Government Bond, 4.65%, due 7/30/25	61	(a)(b)(h)
	5	Spain Government Inflation Linked Bond, 1.00%, due 11/30/30	6	(a)(b)(f)(h)
		United Kingdom Gilt
GBP	125	1.75%, due 7/22/19	163	(h)
	135	1.75%, due 9/7/22	178	(h)
	60	4.25%, due 12/7/27	96	(h)
		United Kingdom Gilt Inflation Linked Bonds
	11	0.13%, due 11/22/19	15	(f)(h)
	22	0.13%, due 3/22/29	35	(f)(h)
	71	0.13%, due 3/22/44	141	(f)(h)

Total Foreign Government Securities (Cost $1,721)		1,571

Number of Shares

Exchange Traded Funds 3.9%
2,500	iShares 10+ Year Credit Bond ETF	147	(a)
535	iShares Core U.S. Aggregate Bond ETF	58
1,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	164	(a)
2,869	iShares MSCI ACWI ETF	175	(d)
2,227	SPDR Bloomberg Barclays International Treasury Bond ETF	59	*
4,450	SPDR Bloomberg Barclays Long Term Corporate Bond ETF	178	(a)

Total Exchange Traded Funds (Cost $778)		781

Investment Companies 57.7%
113,905	Neuberger Berman Emerging Markets Debt Fund Institutional Class	975	(i)
83,906	Neuberger Berman Emerging Markets Equity Fund Class R6	1,360	(i)
156,217	Neuberger Berman Floating Rate Income Fund Institutional Class	1,553	(i)
24,818	Neuberger Berman Genesis Fund Class R6	1,423	(i)
20,405	Neuberger Berman High Income Bond Fund Class R6	179	(i)
306,665	Neuberger Berman International Select Fund Institutional Class	3,284	(i)
83,320	Neuberger Berman Long Short Credit Fund Class R6	799	(i)
128,885	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	808	*(i)
96,230	Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	1,013	(i)

Total Investment Companies (Cost $11,406)		11,394

Short-Term Investment 2.3%

Investment Company 2.3%
460,798	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $461)	461	(a)(j)

Total Investments 100.6% (Cost $19,554)		19,874	##

Other Assets Less Liabilities (0.6)%		(119)	(k)

Net Assets 100.0%		$19,755

*	Non-income producing security.
(a)
All or a portion of this security is segregated in connection with obligations for TBAs and/or options written and/or futures and/or forward foreign currency contracts with a total value of approximately $2,831,000.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $119,000 or 0.6% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	All or a portion of the security is pledged as collateral for written options for the Fund.
(d)	The security or a portion of this security is on loan at January 31, 2017. Total value of all such securities at January 31, 2017 amounted to approximately $179,000 for the Fund.
(e)
Principal amount is stated in the currency in which the security is denominated.
AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
MXN = Mexican Peso
NZD = New Zealand Dollar
ZAR = South African Rand

(f)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(g)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2017 amounted to approximately $155,000, which represents 0.8% of net assets of the Fund.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2017 amounted to approximately $1,075,000, which represents 5.4% of net assets of the Fund.

(i)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(j)	Represents 7-day effective yield as of January 31, 2017.
(k)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/8/2017	1 Euro-Bobl	Long	$84
3/8/2017	1 Euro-OAT	Long	(3,414)
3/8/2017	7 Euro-Schatz	Long	39
3/13/2017	2 Euro	Long	5,930
3/13/2017	2 Japanese Yen	Long	4,205
3/13/2017	1 Pound Sterling	Long	(95)
3/17/2017	12 Euro STOXX 50 Index	Long	(5,702)
3/17/2017	3 FTSE100 Index	Long	(2,990)
3/17/2017	5 Mini MSCI Emerging Markets Index	Long	9,683
3/17/2017	1 Russell 2000 Index Mini	Long	(672)
3/17/2017	1 S&P 500 E-Mini Index	Long	1,195
3/22/2017	6 U.S. Treasury Note, 10 Year	Long	885
3/8/2017	1 Euro-Bund	Short	1,476
3/8/2017	2 Euro-OAT	Short	3,621
3/13/2017	2 New Zealand Dollar	Short	(4,366)
3/13/2017	4 Pound Sterling	Short	385
3/14/2017	2 Canadian Dollar	Short	(1,677)
3/22/2017	1 U.S. Treasury Note, 10 Year	Short	486
3/29/2017	2 United Kingdom Long Gilt Bond	Short	812
3/29/2017	1 United Kingdom Short Gilt Bond	Short	(38)
Total			$9,847

At January 31, 2017, the notional value of futures for the Fund was $3,564,573 for long positions and $(1,678,006) for short positions. The Fund had $116,479 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
276,200	Australian Dollar	$198,529	Goldman Sachs International	2/15/2017	$10,875
115,045	Australian Dollar	84,961	Goldman Sachs International	2/15/2017	2,262
48,803	Australian Dollar	36,963	Goldman Sachs International	2/15/2017	37
223,492	Australian Dollar	171,402	Goldman Sachs International	2/15/2017	(1,959)
23,319	Australian Dollar	17,678	Royal Bank Of Canada	2/15/2017	1
44,802	Australian Dollar	33,394	Societe Generale	2/15/2017	574
51,280	Australian Dollar	38,373	Societe Generale	2/15/2017	506
13,642	Australian Dollar	10,287	Societe Generale	2/15/2017	56
285,014	Australian Dollar	218,947	Societe Generale	2/15/2017	(2,861)
108,752	Australian Dollar	80,118	State Street Bank and Trust Company	2/15/2017	2,334
54,391	Australian Dollar	39,928	State Street Bank and Trust Company	2/15/2017	1,309
66,728	Australian Dollar	49,663	State Street Bank and Trust Company	2/15/2017	928
40,275	Australian Dollar	30,603	State Street Bank and Trust Company	2/15/2017	(68)
77,558	Canadian Dollar	57,397	Goldman Sachs International	2/15/2017	2,213
44,156	Canadian Dollar	32,798	Goldman Sachs International	2/15/2017	1,140
89,918	Canadian Dollar	68,491	Goldman Sachs International	2/15/2017	619
117,769	Canadian Dollar	89,932	Royal Bank Of Canada	2/15/2017	584
950,517	Canadian Dollar	710,836	Societe Generale	2/15/2017	19,720
18,247	Canadian Dollar	13,599	Societe Generale	2/15/2017	425
16,960	Canadian Dollar	12,659	Societe Generale	2/15/2017	376
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

70,848	Canadian Dollar	54,124	Societe Generale	2/15/2017	328
262,966	Canadian Dollar	196,684	State Street Bank and Trust Company	2/15/2017	5,429
86,196	Canadian Dollar	64,499	State Street Bank and Trust Company	2/15/2017	1,750
43,193	Canadian Dollar	32,440	State Street Bank and Trust Company	2/15/2017	758
16,872	Canadian Dollar	12,710	State Street Bank and Trust Company	2/15/2017	258
20,367	Canadian Dollar	15,396	State Street Bank and Trust Company	2/15/2017	258
30,529	Canadian Dollar	23,304	Royal Bank Of Canada	5/11/2017	182
86,998	Euro	90,634	Goldman Sachs International	2/15/2017	3,324
76,589	Euro	81,632	Goldman Sachs International	2/15/2017	1,084
18,422	Euro	19,811	Goldman Sachs International	2/15/2017	84
35,914	Euro	38,797	Goldman Sachs International	2/15/2017	(10)
12,922	Euro	14,108	Goldman Sachs International	2/15/2017	(152)
75,743	Euro	82,148	Goldman Sachs International	2/15/2017	(346)
50,166	Euro	55,612	Goldman Sachs International	2/15/2017	(1,432)
74,601	Euro	82,843	Goldman Sachs International	2/15/2017	(2,274)
128,430	Euro	138,052	Royal Bank Of Canada	5/11/2017	1,221
91,516	Euro	97,893	Royal Bank Of Canada	2/15/2017	944
7,631	Euro	8,460	Royal Bank Of Canada	2/15/2017	(219)
77,822	Euro	82,743	Societe Generale	2/15/2017	1,305
29,166	Euro	31,158	Societe Generale	2/15/2017	341
15,520	Euro	16,590	Societe Generale	2/15/2017	171
23,984	Euro	26,616	Societe Generale	2/15/2017	(713)
147,345	Euro	154,941	State Street Bank and Trust Company	2/15/2017	4,191
87,200	Euro	93,207	State Street Bank and Trust Company	2/15/2017	969
51,317	Euro	54,834	State Street Bank and Trust Company	2/15/2017	588
23,807	Euro	25,305	State Street Bank and Trust Company	2/15/2017	406
48,583	Euro	52,210	State Street Bank and Trust Company	2/15/2017	259
75	Euro	83	State Street Bank and Trust Company	2/15/2017	(2)
6,577,739	Japanese Yen	59,618	Goldman Sachs International	2/15/2017	(1,343)
3,616,453	Japanese Yen	34,140	Goldman Sachs International	2/15/2017	(2,100)
7,676,567	Japanese Yen	70,529	Goldman Sachs International	2/15/2017	(2,518)
2,735,440	Japanese Yen	23,509	Royal Bank Of Canada	2/15/2017	725
45,414,695	Japanese Yen	436,241	Royal Bank Of Canada	2/15/2017	(33,891)
6,936,697	Japanese Yen	60,732	Societe Generale	2/15/2017	723
3,287,870	Japanese Yen	28,865	Societe Generale	2/15/2017	264
6,007,272	Japanese Yen	53,425	Societe Generale	2/15/2017	(204)
4,862,760	Japanese Yen	45,130	Societe Generale	2/15/2017	(2,048)
7,168,983	Japanese Yen	68,903	Societe Generale	2/15/2017	(5,389)
8,714,405	Japanese Yen	73,973	State Street Bank and Trust Company	2/15/2017	3,232
7,752,654	Japanese Yen	67,361	State Street Bank and Trust Company	2/15/2017	1,324
4,790,612	Japanese Yen	41,822	State Street Bank and Trust Company	2/15/2017	620
2,567,228	Japanese Yen	22,528	State Street Bank and Trust Company	2/15/2017	216
7,840,372	Japanese Yen	69,713	State Street Bank and Trust Company	2/15/2017	(251)
573,912	Mexican Peso	26,375	Goldman Sachs International	2/15/2017	1,095
382,258	Mexican Peso	17,976	Goldman Sachs International	2/15/2017	321
495,299	Mexican Peso	23,838	Goldman Sachs International	2/15/2017	(130)
478,260	Mexican Peso	25,393	Goldman Sachs International	2/15/2017	(2,500)
458,471	Mexican Peso	21,696	State Street Bank and Trust Company	2/15/2017	249
24,024	New Zealand Dollar	16,900	Goldman Sachs International	2/15/2017	720
160,499	New Zealand Dollar	117,094	Goldman Sachs International	2/15/2017	618
560,871	New Zealand Dollar	409,273	Royal Bank Of Canada	2/15/2017	2,077
32,626	New Zealand Dollar	23,654	Royal Bank Of Canada	2/15/2017	274
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

31,017	New Zealand Dollar	22,631	Royal Bank Of Canada	2/15/2017	117
61,483	New Zealand Dollar	43,623	Societe Generale	2/15/2017	1,470
83,852	New Zealand Dollar	60,475	Societe Generale	2/15/2017	1,024
84,067	New Zealand Dollar	61,479	Societe Generale	2/15/2017	176
255,885	New Zealand Dollar	176,604	State Street Bank and Trust Company	2/15/2017	11,065
104,394	New Zealand Dollar	72,954	State Street Bank and Trust Company	2/15/2017	3,610
77,561	New Zealand Dollar	54,228	State Street Bank and Trust Company	2/15/2017	2,656
54,517	New Zealand Dollar	38,314	State Street Bank and Trust Company	2/15/2017	1,669
48,481	New Zealand Dollar	33,995	State Street Bank and Trust Company	2/15/2017	1,561
61,323	New Zealand Dollar	44,174	State Street Bank and Trust Company	2/15/2017	801
72,107	New Zealand Dollar	52,187	State Street Bank and Trust Company	2/15/2017	697
414,604	Norwegian Krone	48,521	Goldman Sachs International	2/15/2017	1,750
269,770	Norwegian Krone	31,731	Goldman Sachs International	2/15/2017	979
308,999	Norwegian Krone	36,841	Goldman Sachs International	2/15/2017	626
168,931	Norwegian Krone	19,955	Goldman Sachs International	2/15/2017	528
434,898	Norwegian Krone	51,410	Royal Bank Of Canada	2/15/2017	1,323
237,773	Norwegian Krone	27,862	Royal Bank Of Canada	2/15/2017	968
289,536	Norwegian Krone	34,892	Royal Bank Of Canada	2/15/2017	215
263,141	Norwegian Krone	31,964	Royal Bank Of Canada	2/15/2017	(57)
617,398	Norwegian Krone	72,988	Societe Generale	2/15/2017	1,873
218,787	Norwegian Krone	25,733	Societe Generale	2/15/2017	796
1,778,592	Norwegian Krone	215,961	Societe Generale	2/15/2017	(302)
747,449	Norwegian Krone	90,959	Societe Generale	2/15/2017	(329)
779,623	Norwegian Krone	94,695	State Street Bank and Trust Company	2/15/2017	(163)
356,117	Norwegian Krone	41,454	State Street Bank and Trust Company	2/15/2017	1,726
546,818	Norwegian Krone	65,211	State Street Bank and Trust Company	2/15/2017	1,092
91,402	Norwegian Krone	10,533	State Street Bank and Trust Company	2/15/2017	550
343,011	Norwegian Krone	41,090	State Street Bank and Trust Company	2/15/2017	501
56,972	Pound Sterling	70,777	Goldman Sachs International	2/15/2017	908
21,776	Pound Sterling	26,769	Goldman Sachs International	2/15/2017	631
74,378	Pound Sterling	93,970	Goldman Sachs International	2/15/2017	(382)
88,104	Pound Sterling	109,573	Royal Bank Of Canada	2/15/2017	1,285
41,089	Pound Sterling	50,625	Royal Bank Of Canada	2/15/2017	1,076
12,194	Pound Sterling	15,165	Royal Bank Of Canada	2/15/2017	179
9,941	Pound Sterling	12,463	Royal Bank Of Canada	2/15/2017	46
52,894	Pound Sterling	65,695	Societe Generale	2/15/2017	860
28,594	Pound Sterling	35,732	Societe Generale	2/15/2017	247
12,133	Pound Sterling	15,122	Societe Generale	2/15/2017	145
8,110	Pound Sterling	10,281	Societe Generale	2/15/2017	(76)
21,744	Pound Sterling	27,467	Societe Generale	2/15/2017	(107)
36,455	Pound Sterling	46,278	Societe Generale	2/15/2017	(408)
10,084	Pound Sterling	12,231	State Street Bank and Trust Company	2/15/2017	457
13,602	Pound Sterling	16,823	State Street Bank and Trust Company	2/15/2017	292
12,591	Pound Sterling	15,701	Royal Bank Of Canada	5/11/2017	175
3,359,659	Swedish Krona	373,927	Goldman Sachs International	2/15/2017	10,372
224,358	Swedish Krona	24,529	Goldman Sachs International	2/15/2017	1,134
418,713	Swedish Krona	47,076	Goldman Sachs International	2/15/2017	820
2,244,730	Swedish Krona	249,770	Royal Bank Of Canada	2/15/2017	6,997
549,862	Swedish Krona	61,117	Royal Bank Of Canada	2/15/2017	1,780
163,746	Swedish Krona	18,069	Royal Bank Of Canada	2/15/2017	661
130,680	Swedish Krona	14,453	Royal Bank Of Canada	2/15/2017	495
196,413	Swedish Krona	21,538	Societe Generale	2/15/2017	929
156,687	Swedish Krona	17,076	Societe Generale	2/15/2017	847
110,750	Swedish Krona	12,141	Societe Generale	2/15/2017	527

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

602,683	Swedish Krona	65,510	State Street Bank and Trust Company	2/15/2017	3,428
341,038	Swedish Krona	37,420	State Street Bank and Trust Company	2/15/2017	1,590
199,684	Swedish Krona	21,384	State Street Bank and Trust Company	2/15/2017	1,457
630,812	Swedish Krona	71,317	State Street Bank and Trust Company	2/15/2017	839
185,939	Swedish Krona	20,479	State Street Bank and Trust Company	2/15/2017	790
147,432	Swedish Krona	16,405	State Street Bank and Trust Company	2/15/2017	459
13,009	Swiss Franc	12,931	Goldman Sachs International	2/15/2017	224
52,858	Swiss Franc	53,412	Goldman Sachs International	2/15/2017	37
29,682	Swiss Franc	30,595	Goldman Sachs International	2/15/2017	(581)
14,424	Swiss Franc	14,446	Royal Bank Of Canada	2/15/2017	139
13,813	Swiss Franc	13,886	Societe Generale	2/15/2017	81
39,391	Swiss Franc	38,482	State Street Bank and Trust Company	2/15/2017	1,350
21,648	Swiss Franc	21,372	State Street Bank and Trust Company	2/15/2017	519
36,633	Swiss Franc	36,556	State Street Bank and Trust Company	2/15/2017	487
42,339	Swiss Franc	42,399	State Street Bank and Trust Company	2/15/2017	414
10,851	Swiss Franc	10,762	State Street Bank and Trust Company	2/15/2017	211
164,706	Swiss Franc	171,899	State Street Bank and Trust Company	2/15/2017	(5,349)
473,386	Swiss Franc	487,775	State Street Bank and Trust Company	2/15/2017	(9,090)
Total					$83,674

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

294,667	Australian Dollar	$226,362	Goldman Sachs International	2/15/2017	$2,957
17,905	Australian Dollar	13,357	Goldman Sachs International	2/15/2017	(217)
37,724	Australian Dollar	28,138	Goldman Sachs International	2/15/2017	(463)
133,658	Australian Dollar	100,061	Goldman Sachs International	2/15/2017	(1,273)
249,090	Australian Dollar	191,360	Royal Bank Of Canada	2/15/2017	2,509
19,273	Australian Dollar	14,169	Royal Bank Of Canada	2/15/2017	(443)
28,869	Australian Dollar	21,032	Royal Bank Of Canada	2/15/2017	(856)
82,937	Australian Dollar	62,614	Royal Bank Of Canada	2/15/2017	(265)
44,634	Australian Dollar	33,243	Societe Generale	2/15/2017	(597)
29,179	Australian Dollar	21,517	Societe Generale	2/15/2017	(606)
19,339	Australian Dollar	14,516	Societe Generale	2/15/2017	(146)
498,690	Australian Dollar	382,994	State Street Bank and Trust Company	2/15/2017	4,906
18,296	Australian Dollar	13,502	State Street Bank and Trust Company	2/15/2017	(370)
48,720	Australian Dollar	35,985	State Street Bank and Trust Company	2/15/2017	(953)
71,323	Australian Dollar	52,880	State Street Bank and Trust Company	2/15/2017	(1,194)
95,012	Australian Dollar	70,078	State Street Bank and Trust Company	2/15/2017	(1,956)
51,764	Australian Dollar	38,957	State Street Bank and Trust Company	2/15/2017	(289)
223,104	Australian Dollar	168,085	State Street Bank and Trust Company	2/15/2017	(1,064)
23,422	Australian Dollar	17,646	Royal Bank Of Canada	5/11/2017	(77)
260,287	Canadian Dollar	194,646	Goldman Sachs International	2/15/2017	(5,407)
113,738	Canadian Dollar	84,618	Goldman Sachs International	2/15/2017	(2,800)
84,346	Canadian Dollar	63,054	Goldman Sachs International	2/15/2017	(1,773)
76,482	Canadian Dollar	57,741	Goldman Sachs International	2/15/2017	(1,042)
260,614	Canadian Dollar	193,875	Goldman Sachs International	2/15/2017	(6,430)
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

957,846	Canadian Dollar	715,898	Royal Bank Of Canada	2/15/2017	(20,292)
35,186	Canadian Dollar	26,185	Royal Bank Of Canada	2/15/2017	(858)
16,529	Canadian Dollar	12,314	Royal Bank Of Canada	2/15/2017	(390)
85,181	Canadian Dollar	64,072	Royal Bank Of Canada	2/15/2017	(1,397)
87,386	Canadian Dollar	65,446	Societe Generale	2/15/2017	(1,718)
35,766	Canadian Dollar	26,677	Societe Generale	2/15/2017	(812)
68,364	Canadian Dollar	51,971	Societe Generale	2/15/2017	(573)
44,000	Canadian Dollar	32,602	State Street Bank and Trust Company	2/15/2017	(1,216)
103,170	Canadian Dollar	76,496	State Street Bank and Trust Company	2/15/2017	(2,799)
47,600	Canadian Dollar	35,663	State Street Bank and Trust Company	2/15/2017	(922)
201,872	Canadian Dollar	154,033	State Street Bank and Trust Company	2/15/2017	(1,124)
31,223	Euro	33,342	Goldman Sachs International	2/15/2017	(379)
41,603	Euro	44,420	Goldman Sachs International	2/15/2017	(511)
24,149	Euro	25,749	Goldman Sachs International	2/15/2017	(331)
31,088	Euro	33,451	Royal Bank Of Canada	2/15/2017	(124)
10,048	Euro	10,771	Royal Bank Of Canada	2/15/2017	(81)
13,421	Euro	14,878	Societe Generale	2/15/2017	383
38,582	Euro	41,812	Societe Generale	2/15/2017	144
36,747	Euro	39,585	Societe Generale	2/15/2017	(102)
33,591	Euro	35,828	Societe Generale	2/15/2017	(450)
149,733	Euro	168,556	State Street Bank and Trust Company	2/15/2017	6,845
18,249	Euro	19,631	State Street Bank and Trust Company	2/15/2017	(78)
31,476	Euro	33,585	State Street Bank and Trust Company	2/15/2017	(409)
56,581	Euro	60,019	State Street Bank and Trust Company	2/15/2017	(1,088)
63,742	Euro	67,591	State Street Bank and Trust Company	2/15/2017	(1,250)
50,605	Euro	53,823	State Street Bank and Trust Company	2/15/2017	(830)
51,559	Euro	55,526	State Street Bank and Trust Company	2/15/2017	(158)
100,135	Euro	105,022	State Street Bank and Trust Company	2/15/2017	(3,124)
31,382	Euro	33,064	State Street Bank and Trust Company	2/15/2017	(829)
7,239,549	Japanese Yen	69,538	Goldman Sachs International	2/15/2017	5,399
8,776,227	Japanese Yen	81,704	Goldman Sachs International	2/15/2017	3,951
4,344,683	Japanese Yen	38,814	Goldman Sachs International	2/15/2017	323
1,521,750	Japanese Yen	13,428	Goldman Sachs International	2/15/2017	(54)
2,660,401	Japanese Yen	22,527	Goldman Sachs International	2/15/2017	(1,043)
2,819,012	Japanese Yen	24,623	Goldman Sachs International	2/15/2017	(352)
1,174,621	Japanese Yen	10,636	Royal Bank Of Canada	2/15/2017	230
10,116,867	Japanese Yen	89,336	Royal Bank Of Canada	2/15/2017	(294)
1,888,698	Japanese Yen	16,641	Royal Bank Of Canada	2/15/2017	(91)
25,911,785	Japanese Yen	248,914	Societe Generale	2/15/2017	19,349
5,749,445	Japanese Yen	52,945	Societe Generale	2/15/2017	2,008
1,520,311	Japanese Yen	13,558	Societe Generale	2/15/2017	89
4,341,520	Japanese Yen	37,877	Societe Generale	2/15/2017	(587)
12,906,840	Japanese Yen	123,985	State Street Bank and Trust Company	2/15/2017	9,637
1,360,104	Japanese Yen	12,415	State Street Bank and Trust Company	2/15/2017	366
1,399,011	Japanese Yen	12,468	State Street Bank and Trust Company	2/15/2017	73
1,551,898	Japanese Yen	13,356	State Street Bank and Trust Company	2/15/2017	(393)
359	Mexican Peso	19	State Street Bank and Trust Company	2/15/2017	2
478,000	Mexican Peso	25,403	State Street Bank and Trust Company	2/15/2017	2,523
382,261	Mexican Peso	18,454	State Street Bank and Trust Company	2/15/2017	157
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

101,867	New Zealand Dollar	72,863	Goldman Sachs International	2/15/2017	(1,847)
114,366	New Zealand Dollar	80,599	Goldman Sachs International	2/15/2017	(3,278)
108,573	New Zealand Dollar	76,616	Goldman Sachs International	2/15/2017	(3,013)
61,764	New Zealand Dollar	44,129	Goldman Sachs International	2/15/2017	(1,170)
14,848	New Zealand Dollar	10,572	Goldman Sachs International	2/15/2017	(318)
49,812	New Zealand Dollar	34,660	Royal Bank Of Canada	2/15/2017	(1,873)
128,211	New Zealand Dollar	92,180	Royal Bank Of Canada	2/15/2017	(1,852)
908,455	New Zealand Dollar	662,789	Societe Generale	2/15/2017	(3,484)
63,918	New Zealand Dollar	45,190	Societe Generale	2/15/2017	(1,688)
19,246	New Zealand Dollar	13,571	Societe Generale	2/15/2017	(544)
87,250	New Zealand Dollar	62,319	Societe Generale	2/15/2017	(1,671)
26,127	New Zealand Dollar	18,470	Societe Generale	2/15/2017	(692)
30,276	New Zealand Dollar	21,697	Societe Generale	2/15/2017	(507)
123,114	New Zealand Dollar	89,873	State Street Bank and Trust Company	2/15/2017	(420)
23,645	New Zealand Dollar	16,691	State Street Bank and Trust Company	2/15/2017	(650)
71,927	New Zealand Dollar	51,337	State Street Bank and Trust Company	2/15/2017	(1,415)
62,723	New Zealand Dollar	45,505	Royal Bank Of Canada	5/11/2017	(379)
1,133,910	Norwegian Krone	137,691	Goldman Sachs International	2/15/2017	202
712,827	Norwegian Krone	86,292	Goldman Sachs International	2/15/2017	(140)
435,233	Norwegian Krone	50,193	Goldman Sachs International	2/15/2017	(2,581)
194,079	Norwegian Krone	22,840	Goldman Sachs International	2/15/2017	(693)
91,347	Norwegian Krone	10,997	Royal Bank Of Canada	2/15/2017	(79)
163,354	Norwegian Krone	19,384	Societe Generale	2/15/2017	(424)
203,982	Norwegian Krone	24,141	Societe Generale	2/15/2017	(592)
620,935	Norwegian Krone	73,407	Societe Generale	2/15/2017	(1,883)
160,424	Norwegian Krone	18,941	Societe Generale	2/15/2017	(511)
349,156	Norwegian Krone	40,778	State Street Bank and Trust Company	2/15/2017	(1,558)
692,709	Norwegian Krone	81,303	State Street Bank and Trust Company	2/15/2017	(2,690)
175,854	Norwegian Krone	20,401	State Street Bank and Trust Company	2/15/2017	(922)
563,947	Norwegian Krone	66,720	State Street Bank and Trust Company	2/15/2017	(1,660)
278,728	Norwegian Krone	33,547	Royal Bank Of Canada	5/11/2017	(273)
76,336	Pound Sterling	96,597	Goldman Sachs International	2/15/2017	546
44,091	Pound Sterling	55,073	Goldman Sachs International	2/15/2017	(405)
46,592	Pound Sterling	58,054	Goldman Sachs International	2/15/2017	(571)
33,784	Pound Sterling	42,046	Goldman Sachs International	2/15/2017	(463)
13,537	Pound Sterling	16,946	Royal Bank Of Canada	2/15/2017	(87)
13,522	Pound Sterling	16,620	Royal Bank Of Canada	2/15/2017	(394)
17,690	Pound Sterling	22,119	Societe Generale	2/15/2017	(140)
8,614	Pound Sterling	10,703	State Street Bank and Trust Company	2/15/2017	(135)
47,825	Pound Sterling	59,643	State Street Bank and Trust Company	2/15/2017	(534)
8,672	Pound Sterling	11,019	State Street Bank and Trust Company	2/15/2017	107
38,560	Pound Sterling	49,197	State Street Bank and Trust Company	2/15/2017	678
27,353	Pound Sterling	34,131	State Street Bank and Trust Company	2/15/2017	(287)
1,549,552	Swedish Krona	171,859	Goldman Sachs International	2/15/2017	(5,388)
286,369	Swedish Krona	31,653	Goldman Sachs International	2/15/2017	(1,103)
734,948	Swedish Krona	81,118	Goldman Sachs International	2/15/2017	(2,950)
755,180	Swedish Krona	82,204	Goldman Sachs International	2/15/2017	(4,179)
87,471	Swedish Krona	9,904	Royal Bank Of Canada	2/15/2017	(102)
178,427	Swedish Krona	20,222	Royal Bank Of Canada	2/15/2017	(188)
151,444	Swedish Krona	16,839	Societe Generale	2/15/2017	(484)
127,154	Swedish Krona	14,204	Societe Generale	2/15/2017	(341)
225,375	Swedish Krona	24,746	Societe Generale	2/15/2017	(1,034)
609,226	Swedish Krona	66,754	Societe Generale	2/15/2017	(2,933)
546,050	Swedish Krona	60,149	State Street Bank and Trust Company	2/15/2017	(2,311)
171,912	Swedish Krona	18,584	State Street Bank and Trust Company	2/15/2017	(1,080)
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

300,677	Swedish Krona	33,692	State Street Bank and Trust Company	2/15/2017	(701)
313,140	Swedish Krona	35,630	Royal Bank Of Canada	5/11/2017	(351)
57,335	Swiss Franc	57,142	Goldman Sachs International	2/15/2017	(834)
33,181	Swiss Franc	32,979	Goldman Sachs International	2/15/2017	(574)
204,568	Swiss Franc	210,869	Royal Bank Of Canada	2/15/2017	4,011
24,305	Swiss Franc	24,904	Royal Bank Of Canada	2/15/2017	327
32,486	Swiss Franc	33,097	Royal Bank Of Canada	2/15/2017	248
625,616	Swiss Franc	644,885	Societe Generale	2/15/2017	12,266
100,496	Swiss Franc	103,620	Societe Generale	2/15/2017	1,999
50,750	Swiss Franc	50,505	State Street Bank and Trust Company	2/15/2017	(813)
170,845	Swiss Franc	166,284	State Street Bank and Trust Company	2/15/2017	(6,474)
134,217	Swiss Franc	131,721	State Street Bank and Trust Company	2/15/2017	(3,999)
39,921	Swiss Franc	39,237	State Street Bank and Trust Company	2/15/2017	(1,131)
31,384	Swiss Franc	31,688	Royal Bank Of Canada	5/11/2017	(212)
Total					$(69,650)

Written option contracts ("options written")

At January 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
iShares MSCI EAFE ETF, Call	1	$59.5	2/3/2017	$(35)
iShares MSCI EAFE ETF, Call	6	60.5	2/3/2017	(15)
iShares MSCI EAFE ETF, Call	16	60.5	2/10/2017	(160)
iShares MSCI EAFE ETF, Call	30	61	2/17/2017	(270)
iShares MSCI EAFE ETF, Call	8	60.5	2/24/2017	(208)
iShares MSCI EAFE ETF, Call	20	61	2/24/2017	(240)
iShares MSCI EAFE ETF, Call	2	61.5	2/24/2017	(11)
iShares MSCI EAFE ETF, Call	27	61.5	3/3/2017	(243)
iShares MSCI EAFE ETF, Call	4	62	3/3/2017	(18)
iShares MSCI EAFE ETF, Call	8	61	3/10/2017	(188)
iShares MSCI EAFE ETF, Put	4	57	2/10/2017	(14)
iShares MSCI EAFE ETF, Put	22	57.5	2/10/2017	(99)
iShares MSCI EAFE ETF, Put	15	57	2/17/2017	(135)
iShares MSCI EAFE ETF, Put	17	58	2/17/2017	(272)
iShares MSCI EAFE ETF, Put	22	57.5	2/24/2017	(297)
iShares MSCI EAFE ETF, Put	9	58	2/24/2017	(185)
iShares MSCI EAFE ETF, Put	1	58.5	2/24/2017	(28)
iShares MSCI EAFE ETF, Put	34	58.5	3/3/2017	(1,258)
iShares MSCI EAFE ETF, Put	1	58	3/10/2017	(38)
iShares MSCI Emerging Markets ETF, Call	2	37	2/3/2017	(89)
iShares MSCI Emerging Markets ETF, Call	11	37.5	2/10/2017	(330)
iShares MSCI Emerging Markets ETF, Call	6	38	2/10/2017	(81)
iShares MSCI Emerging Markets ETF, Call	2	37.5	2/17/2017	(87)
iShares MSCI Emerging Markets ETF, Call	18	38	2/17/2017	(396)
iShares MSCI Emerging Markets ETF, Call	12	37.5	2/24/2017	(600)
iShares MSCI Emerging Markets ETF, Call	8	38	2/24/2017	(228)
iShares MSCI Emerging Markets ETF, Call	1	38.5	2/24/2017	(15)
iShares MSCI Emerging Markets ETF, Call	11	38.5	3/3/2017	(248)
iShares MSCI Emerging Markets ETF, Call	14	39	3/3/2017	(175)
iShares MSCI Emerging Markets ETF, Put	2	35	2/10/2017	(7)
iShares MSCI Emerging Markets ETF, Put	6	35.5	2/10/2017	(30)
iShares MSCI Emerging Markets ETF, Put	9	36	2/10/2017	(72)
iShares MSCI Emerging Markets ETF, Put	3	34.5	2/17/2017	(15)
iShares MSCI Emerging Markets ETF, Put	12	35	2/17/2017	(78)
iShares MSCI Emerging Markets ETF, Put	7	35.5	2/17/2017	(70)
iShares MSCI Emerging Markets ETF, Put	12	35.5	2/24/2017	(174)
iShares MSCI Emerging Markets ETF, Put	3	35	2/24/2017	(32)
iShares MSCI Emerging Markets ETF, Put	7	36	2/24/2017	(147)
iShares MSCI Emerging Markets ETF, Put	23	36	3/3/2017	(656)
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

iShares MSCI Emerging Markets ETF, Put	5	36	3/10/2017	(180)
S&P 500 Mini Index, Call	4	230	2/3/2017	(0)	(a)
S&P 500 Mini Index, Call	6	231	2/10/2017	(129)
S&P 500 Mini Index, Call	2	232	2/10/2017	(0)	(a)
S&P 500 Mini Index, Call	11	231	2/17/2017	(517)
S&P 500 Mini Index, Call	5	230.5	2/24/2017	(420)
S&P 500 Mini Index, Call	5	232	2/24/2017	(218)
S&P 500 Mini Index, Call	1	234	2/24/2017	(34)	(a)
S&P 500 Mini Index, Call	8	234	3/3/2017	(240)
S&P 500 Mini Index, Call	1	234.5	3/3/2017	(25)
S&P 500 Mini Index, Put	2	222	2/3/2017	(0)	(a)
S&P 500 Mini Index, Put	2	223.5	2/3/2017	(0)	(a)
S&P 500 Mini Index, Put	6	222	2/10/2017	(195)
S&P 500 Mini Index, Put	2	223	2/10/2017	(80)
S&P 500 Mini Index, Put	8	222	2/17/2017	(496)
S&P 500 Mini Index, Put	4	223	2/17/2017	(294)
S&P 500 Mini Index, Put	5	222	2/24/2017	(415)
S&P 500 Mini Index, Put	1	223	2/24/2017	(96)
S&P 500 Mini Index, Put	1	223.5	2/24/2017	(103)
S&P 500 Mini Index, Put	5	225	2/24/2017	(660)
S&P 500 Mini Index, Put	8	225	3/3/2017	(1,344)
S&P 500 Mini Index, Put	2	225.5	3/3/2017	(362)
Total (premiums received: $17,407)				$(13,052)

(a)	Security fair valued as of January 31, 2017 in accordance with procedures approved by the Fund’s Board of Trustees.

At January 31, 2017, the Fund had pledged securities in the amount of $453,135 to cover collateral requirements for options written. The Fund had $3,445 deposited in a segregated account to cover requirements on options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Hong Kong	$—	$23	$—	$23
Other Common Stocks(a)	4,435	—	—	4,435
Total Common Stocks	4,435	23	—	4,458
U.S. Treasury Obligations	—	968	—	968
U.S. Government Agency Security	—	53	—	53
Mortgage-Backed Securities(a)	—	155	—	155
Corporate Bond(a)	—	33	—	33
Foreign Government Securities(a)	—	1,571	—	1,571
Exchange Traded Funds	781	—	—	781
Investment Companies	—	11,394	—	11,394
Short-Term Investment	—	461	—	461
Total Investments	$5,216	$14,658	$—	$19,874

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another.  Based on beginning of period market values as of November 1, 2016, $14,193 was transferred from Level 1 to Level 2.  Interactive Data Pricing and Reference Data LLC provided adjusted prices for these securities as of October 31, 2016, as stated in the description of the valuation methods of foreign equity securities in the Notes to Schedule of Investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$29	$—	$—	$29
Liabilities	(19)	—	—	(19)
Forward Contracts(a)
Assets	—	243	—	243
Liabilities	—	(229)	—	(229)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Options Written
Liabilities	(13)	—	(0	)(c)	(13)
Total	$(3)	$14	$(0	)(c)	$11

(a)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Other Financial Instruments:
Options Written(d)	$-	$-	$0(c)	$1	$0	$(1)	$-	$-	$(0)(c)	$1
Total	$-	$-	$0(c)	$1	$0	$(1)	$-	$-	$(0)(c)	$1

(c)	Amount less than one thousand.

(d)
As of the period ended January 31, 2017, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2017	Value January 31, 2017	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	122,360	1,058	9,513	113,905	$975,031	$12,776	$(7,990)
Neuberger Berman Emerging Markets Equity Fund Class R6	83,409	497	—	83,906	1,360,118	7,540	—
Neuberger Berman Floating Rate Income Fund Institutional Class	155,344	873	—	156,217	1,552,798	13,532	—
Neuberger Berman Genesis Fund Class R6	19,987	4,831	—	24,818	1,422,578	87,223	—
Neuberger Berman High Income Bond Fund Class R6	48,844	410	28,849	20,405	179,157	4,385	(981)
Neuberger Berman International Select Fund Institutional Class	344,206	4,878	42,419	306,665	3,284,381	50,093	(11,339)
Neuberger Berman Long Short Credit Fund Class R6	82,815	505	—	83,320	799,038	4,812	—
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	97,139	31,746	—	128,885	808,112	—*	—
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	86,224	10,006	—	96,230	1,013,300	3,768	—
Total					$11,394,513	$184,129	$(20,310)

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

*	Security did not produce income during the period.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value†	Percentage of Net Assets
Investment Companies*	$11,394	57.7%
Foreign Government Securities**	1,571	7.9%
U.S. Treasury Obligations	968	4.9%
Exchange Traded Funds	781	3.9%
Banks	440	2.2%
Insurance	235	1.2%
Oil, Gas & Consumable Fuels	211	1.1%
Food & Staples Retailing	185	1.0%
Pharmaceuticals	157	0.8%
Mortgage-Backed Securities	155	0.8%
Health Care Providers & Services	145	0.7%
Electronic Equipment, Instruments & Components	137	0.7%
Software	137	0.7%
Technology Hardware, Storage & Peripherals	135	0.7%
Metals & Mining	134	0.7%
Health Care Equipment & Supplies	121	0.6%
Food Products	114	0.6%
Real Estate Investment Trusts	114	0.6%
Hotels, Restaurants & Leisure	113	0.6%
Automobiles	107	0.5%
Biotechnology	103	0.5%
Internet Software & Services	101	0.5%
Communications Equipment	98	0.5%
Electric Utilities	93	0.5%
Trading Companies & Distributors	87	0.4%
Energy Equipment & Services	87	0.4%
Construction & Engineering	86	0.4%
Capital Markets	84	0.4%
Airlines	83	0.4%
Diversified Telecommunication Services	82	0.4%
Specialty Retail	77	0.4%
Semiconductors & Semiconductor Equipment	73	0.4%
Media	70	0.4%
IT Services	65	0.3%
Aerospace & Defense	63	0.3%
Auto Components	55	0.3%
Chemicals	55	0.3%
U.S. Government Agency Security	53	0.3%
Household Durables	49	0.2%
Household Products	48	0.2%
Industrial Conglomerates	45	0.2%
Life Sciences Tools & Services	38	0.2%
Wireless Telecommunication Services	36	0.2%
Machinery	35	0.2%
Commercial Services & Supplies	35	0.2%
Corporate Bond	33	0.2%
Professional Services	31	0.2%
Real Estate Management & Development	28	0.2%
Multi-Utilities	24	0.1%
Diversified Financial Services	22	0.1%
Paper & Forest Products	19	0.1%
Personal Products	16	0.1%
Multiline Retail	16	0.1%
Textiles, Apparel & Luxury Goods	16	0.1%
Internet & Catalog Retail	15	0.1%
Air Freight & Logistics	14	0.1%
Containers & Packaging	13	0.1%
Equity Real Estate Investment Trust	13	0.1%
Electrical Equipment	12	0.1%
Tobacco	12	0.1%
Beverages	11	0.1%
Consumer Finance	9	0.0%
Distributors	9	0.0%
Diversified Consumer Services	9	0.0%
Independent Power and Renewable Electricity Producers	9	0.0%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Building Products	7	0.0%
Leisure Products	5	0.0%
Construction Materials	4	0.0%
Gas Utilities	4	0.0%
Road & Rail	4	0.0%
Marine	3	0.0%
Short-Term Investment and Other Assets-Net	342	1.7%

	$19,755	100.0%

*
Each position is an Investment Company under the 1940 Act and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all mutual funds.

**	Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) January 31, 2017

Number of Shares		Value† (000's omitted)

Long Positions 98.1%

Common Stocks 82.3%

Aerospace & Defense 4.3%
210,901	General Dynamics Corp.	$38,190
155,000	Raytheon Co.	22,345
2,548,019	Wesco Aircraft Holdings, Inc.	38,602	*(a)
		99,137
Airlines 1.5%
760,000	Delta Air Lines, Inc.	35,902	(a)

Banks 3.5%
521,400	JPMorgan Chase & Co.	44,126	(a)
689,400	U.S. Bancorp	36,297	(b)
		80,423
Beverages 0.6%
140,000	PepsiCo, Inc.	14,529

Biotechnology 1.8%
169,300	Celgene Corp.	19,664	*
307,200	Gilead Sciences, Inc.	22,257
		41,921
Building Products 0.1%
101,900	JELD-WEN Holding, Inc.	2,759	*

Capital Markets 3.9%
66,000	BlackRock, Inc.	24,683
1,095,398	Brookfield Asset Management, Inc. Class A	37,879	(a)
241,100	CME Group, Inc.	29,192
		91,754
Chemicals 1.7%
341,250	Ashland Global Holdings, Inc.	40,619

Commercial Services & Supplies 1.1%
316,800	Stericycle, Inc.	24,438	*

Construction & Engineering 0.6%
99,400	Valmont Industries, Inc.	14,314

Consumer Finance 1.2%
806,628	Synchrony Financial	28,893	(a)(b)

Diversified Financial Services 0.4%
927,700	CF Corp.	9,778	*

Diversified Telecommunication Services 1.2%
254,800	SBA Communications Corp. Class A	26,820	*

Electric Utilities 3.1%
1,663,500	Brookfield Infrastructure Partners LP	58,139
109,000	NextEra Energy, Inc.	13,486
		71,625
Electronic Equipment, Instruments & Components 2.4%
286,000	Amphenol Corp. Class A	19,302
713,600	CDW Corp.	36,758
		56,060
Energy Equipment & Services 0.5%
134,900	Schlumberger Ltd.	11,293

Equity Real Estate Investment Trusts 1.4%
701,000	Starwood Property Trust, Inc.	15,604
560,000	Weyerhaeuser Co.	17,545
		33,149
Food & Staples Retailing 6.5%
107,000	Costco Wholesale Corp.	17,543
505,400	CVS Health Corp.	39,831	(a)
655,800	Kroger Co.	22,271
2,343,000	Whole Foods Market, Inc.	70,805	(a)
		150,450
Food Products 2.6%
1,211,200	ConAgra Brands, Inc.	47,346	(a)
338,500	Lamb Weston Holdings, Inc.	12,646
		59,992
Health Care Equipment & Supplies 2.3%
907,597	DENTSPLY SIRONA, Inc.	51,461	(a)
1,278,675	R1 RCM, Inc.	3,113	*
		54,574
Health Care Providers & Services 3.8%
982,200	DaVita, Inc.	62,615	*(a)
157,500	UnitedHealth Group, Inc.	25,531
		88,146
Hotels, Restaurants & Leisure 3.2%
194,000	Marriott International, Inc. Class A	16,412
229,800	McDonald's Corp.	28,167
290,000	Starbucks Corp.	16,014
170,000	Wyndham Worldwide Corp.	13,440
		74,033
Household Durables 1.0%
506,600	Lennar Corp. Class A	22,620

Independent Power and Renewable Electricity Producers 0.4%
578,900	NRG Energy, Inc.	9,575

Insurance 0.4%
191,800	Athene Holding Ltd. Class A	9,001	*

Internet & Catalog Retail 1.4%
25,100	Amazon.com, Inc.	20,669	*
8,200	Priceline Group, Inc.	12,916	*
		33,585
Internet Software & Services 3.4%
52,400	Alphabet, Inc. Class A	42,978	*(b)
5,853	Alphabet, Inc. Class C	4,664	*
1,000,000	eBay, Inc.	31,830	*(b)
		79,472
IT Services 3.1%
532,600	Visa, Inc. Class A	44,051	(a)
250,012	WEX, Inc.	28,584	*(a)
		72,635
Machinery 1.8%
741,800	Allison Transmission Holdings, Inc.	25,948
210,500	Ingersoll-Rand PLC	16,703
		42,651
Multi-Utilities 1.6%
625,000	WEC Energy Group, Inc.	36,906

Oil, Gas & Consumable Fuels 4.4%
553,500	Cabot Oil & Gas Corp.	11,889
376,225	Cheniere Energy Partners LP	11,193
145,300	Cheniere Energy, Inc.	6,924	*
1,228,600	Enbridge, Inc.	52,338	(a)
869,300	Kinder Morgan, Inc.	19,420
		101,764
Pharmaceuticals 0.7%
315,100	Bristol-Myers Squibb Co.	15,490

Professional Services 4.2%
1,696,300	IHS Markit Ltd.	66,919	*(a)
221,600	Nielsen Holdings PLC	9,066
274,000	Verisk Analytics, Inc.	22,643	*
		98,628
Road & Rail 1.6%
294,800	CSX Corp.	13,676
192,000	Norfolk Southern Corp.	22,552
		36,228
Semiconductors & Semiconductor Equipment 0.7%
140,000	ASML Holding NV	16,996

Specialty Retail 5.3%
200,000	Asbury Automotive Group, Inc.	13,120	*
140,400	Five Below, Inc.	5,595	*
393,600	Home Depot, Inc.	54,151	(a)
860,000	Party City Holdco, Inc.	12,427	*
93,000	TJX Cos., Inc.	6,968
418,000	Tractor Supply Co.	30,794
		123,055
Technology Hardware, Storage & Peripherals 1.7%
227,600	Apple, Inc.	27,619
136,000	Western Digital Corp.	10,844
		38,463
Textiles, Apparel & Luxury Goods 1.6%
398,000	PVH Corp.	37,336	(a)

Tobacco 0.5%
114,000	Philip Morris International, Inc.	10,959

Water Utilities 0.8%
264,000	American Water Works Co., Inc.	19,388

Total Common Stocks (Cost $1,604,896)		1,915,361

Preferred Stock 0.5%

Health Care 0.5%
1,315,490	Moderna Therapeutics Ser. F (Cost $11,550)	11,550	(c)(j)

Principal Amount (000's omitted)

Corporate Bonds 9.6%

Commercial Services 1.6%
	APX Group, Inc.
$6,400	7.88%, due 12/1/22	6,944	(d)(e)
10,152	8.75%, due 12/1/20	10,533
180	Cenveo Corp., 11.50%, due 5/15/17	181
9,990	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	10,826	(d)
7,861	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	7,566	(d)
1,359	Syniverse Holdings, Inc., 9.13%, due 1/15/19	1,237
	37,287
Food 1.1%
29,740	Fresh Market, Inc., 9.75%, due 5/1/23	26,469	(d)

Healthcare-Services 1.0%
8,740	DaVita, Inc., 5.75%, due 8/15/22	9,078
10,285	HCA, Inc., 5.88%, due 3/15/22	11,172
3,125	Surgery Center Holdings, Inc., 8.88%, due 4/15/21	3,383	(d)
	23,633
Leisure Time 0.5%
11,015	Sabre GLBL, Inc., 5.25%, due 11/15/23	11,153	(d)

Oil & Gas 0.3%
	Endeavor Energy Resources LP/EER Finance, Inc.
1,870	7.00%, due 8/15/21	1,959	(d)
4,615	8.13%, due 9/15/23	5,007	(d)
	6,966
Packaging & Containers 0.7%
5,685	Ball Corp., 4.38%, due 12/15/20	5,973
9,610	Reynolds Group Issuer, Inc., 5.75%, due 10/15/20	9,894
	15,867
Pipelines 3.2%
22,252	Enterprise Products Operating LLC, Ser. A, 4.74%, due 8/1/66	21,698	(f)
23,630	NGPL PipeCo LLC, 7.77%, due 12/15/37	26,111	(d)
20,262	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	20,374
7,369	TransCanada PipeLines Ltd., 6.35%, due 5/15/67	6,761	(f)
	74,944
Retail 0.7%
	JC Penney Corp., Inc.
743	5.75%, due 2/15/18	764
6,885	8.13%, due 10/1/19	7,277
6,702	Rite Aid Corp., 9.25%, due 3/15/20	6,928
	14,969
Semiconductors 0.3%
8,410	MagnaChip Semiconductor Corp., 6.63%, due 7/15/21	7,443

Software 0.2%
3,763	First Data Corp., 6.75%, due 11/1/20	3,890	(d)

Total Corporate Bonds (Cost $217,984)		222,621

Convertible Bond 0.1%

Semiconductors 0.1%
1,475	MagnaChip Semiconductor SA, 5.00%, due 3/1/21 (Cost $1,475)	1,851	(d)

Contracts

Options Purchased 0.0%

Call Options 0.0%

Diversified Telecommunication Services 0.0%
500	SBA Communications Corp. 6/16/17 @ 110	200

Food & Staples Retailing 0.0%
1,200	Whole Foods Market, Inc. 2/17/17 @ 31	83
		283
Put Options 0.0%

Index 0.0%
50	S&P 500 Index 3/17/17 @ 2,220	88

Oil, Gas & Consumable Fuels 0.0%
686	Valero Energy Corp. 6/16/17 @ 60	186
		274
Total Options Purchased (Cost $559)		557

Number of Shares

Master Limited Partnerships 0.6%

Capital Markets 0.4%
457,494	KKR & Co. LP	7,942

Oil, Gas & Consumable Fuels 0.2%
143,755	Genesis Energy LP	5,214

Total Master Limited Partnerships (Cost $12,810)		13,156

Short-Term Investment 5.0%

Investment Company 5.0%
117,655,622	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $117,656)	117,656	(b)(g)

Total Long Positions (98.1%) (Cost $1,966,930)		2,282,752

Short Positions (15.1)%(h)

Common Stocks Sold Short (11.2)%

Aerospace & Defense (0.4)%
(75,000)	Hexcel Corp.	(3,851)
(19,000)	Lockheed Martin Corp.	(4,771)
		(8,622)
Automobiles (0.3)%
(500,000)	Ford Motor Co.	(6,180)
Capital Markets (1.2)%
(418,700)	Federated Investors, Inc. Class B	(10,890)
(119,400)	Nasdaq, Inc.	(8,423)
(627,080)	Prospect Capital Corp.	(5,280)
(174,700)	Waddell & Reed Financial, Inc. Class A	(3,153)
		(27,746)
Consumer Finance (0.6)%
(74,300)	Capital One Financial Corp.	(6,493)
(98,000)	Discover Financial Services	(6,790)
		(13,283)
Electric Utilities (0.3)%
(170,000)	Southern Co.	(8,403)

Energy Equipment & Services (0.6)%
(122,500)	Core Laboratories NV	(14,312)

Food & Staples Retailing (0.3)%
(400,000)	Sprouts Farmers Market, Inc.	(7,468)	*

Health Care Equipment & Supplies (0.3)%
(33,400)	Cooper Cos., Inc.	(6,166)

Hotels, Restaurants & Leisure (0.7)%
(100,000)	BJ's Restaurants, Inc.	(3,555)	*
(199,300)	Chuy's Holdings, Inc.	(5,859)	*
(36,800)	Domino's Pizza, Inc.	(6,423)
		(15,837)
Household Durables (0.4)%
(102,400)	Newell Brands, Inc.	(4,847)
(85,000)	Tempur Sealy International, Inc.	(3,655)	*
		(8,502)
IT Services (1.5)%
(198,597)	CGI Group, Inc. Class A	(9,551)	*
(525,100)	First Data Corp. Class A	(8,055)	*
(149,000)	PayPal Holdings, Inc.	(5,927)	*
(606,510)	Western Union Co.	(11,875)
		(35,408)
Life Sciences Tools & Services (0.1)%
(53,300)	Agilent Technologies, Inc.	(2,610)

Machinery (0.2)%
(90,000)	PACCAR, Inc.	(6,058)

Multi-Utilities (0.6)%
(204,900)	Consolidated Edison, Inc.	(15,234)

Oil, Gas & Consumable Fuels (0.2)%
(66,700)	Valero Energy Corp.	(4,386)

Semiconductors & Semiconductor Equipment (0.2)%
(42,300)	NVIDIA Corp.	(4,618)

Software (0.5)%
(120,000)	Citrix Systems, Inc.	(10,943)	*

Specialty Retail (1.3)%
(121,000)	Best Buy Co, Inc.	(5,387)
(244,227)	Gap, Inc.	(5,625)
(50,000)	Group 1 Automotive, Inc.	(4,039)
(340,000)	Sonic Automotive, Inc. Class A	(7,956)
(86,000)	Tiffany & Co.	(6,770)
		(29,777)
Technology Hardware, Storage & Peripherals (0.2)%
(110,000)	Seagate Technology PLC	(4,966)

Textiles, Apparel & Luxury Goods (1.3)%
(78,000)	Deckers Outdoor Corp.	(4,493)	*
(115,000)	Ralph Lauren Corp.	(10,170)
(110,000)	Under Armour, Inc. Class A	(2,364)	*
(102,000)	Under Armour, Inc. Class C	(1,960)	*
(225,000)	VF Corp.	(11,583)
		(30,570)
Total Common Stocks Sold Short (Proceeds $(259,408))		(261,089)

Principal Amount (000's omitted)

Corporate Bonds Sold Short (1.2)%

Diversified Financial Services (0.3)%
$(7,000)	Air Lease Corp., 3.00%, due 9/15/23	(6,810)

Internet (0.2)%
(5,000)	Zayo Group LLC/Zayo Capital, Inc., 6.38%, due 5/15/25	(5,316)

Lodging (0.2)%
(4,000)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	(4,030)	(d)

Oil & Gas (0.2)%
(4,000)	Apache Corp., 4.25%, due 1/15/44	(3,923)

Packaging & Containers (0.3)%
(6,600)	Reynolds Group Issuer, Inc., 7.00%, due 7/15/24	(7,057)	(d)

Total Corporate Bonds Sold Short (Cost $(26,517))		(27,136)

Number of Shares

Exchange Traded Funds Sold Short (2.7)%
(373,000)	Consumer Discretionary Select Sector SPDR Fund	(31,642)
(154,000)	iShares Core S&P Small-Cap ETF	(10,527)
(26,500)	SPDR S&P Retail ETF	(1,145)
(231,600)	Vanguard REIT ETF	(19,077)

Total Exchange Traded Funds Sold Short (Proceeds $(51,844))		(62,391)

Total Short Positions (Proceeds $(337,769))		(350,616)

Total Investments 83.0% (Cost $1,629,161)		1,932,136	##
Other Assets Less Liabilities 17.0%	395,295		(i)

Net Assets 100.0%		$2,327,431

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for futures and/or written options.
(b)
All or a portion of this security is segregated in connection with obligations for securities sold short and/or options written and/or swap contracts and/or futures and/or when-issued securities with a total value of approximately $251,584,000.

(c)
Security fair valued as of January 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2017, amounted to approximately $11,550,000, which represents 0.5% of net assets of the Fund.

(d)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $105,159,000 of long positions and $(11,087,000) of short positions, or 4.5% and (0.5)%, respectively, of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	When-issued security. Total value of all such securities at January 31, 2017, amounted to approximately $6,944,000, which represents 0.3% of net assets of the Fund.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(g)	Represents 7-day effective yield as of January 31, 2017.
(h)	At January 31, 2017 the Fund had approximately $355,884,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(i)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) January 31, 2017

(j)    This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At January 31, 2017 this security amounted to approximately $11,550,000, which represents 0.5% of net assets of the Fund.

(000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 1/31/2017	Fair Value Percentage of Net Assets as of 1/31/2017
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$11,550	0.5%	$11,550	0.5%

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/17/2017	1,136 Russell 2000 Mini Index	Short	$878,219
3/17/2017	2,851 S&P 500 E-Mini Index	Short	(936,305)
3/17/2017	160 S&P MidCap 400 E-Mini Index	Short	(5,432)
3/22/2017	124 US. Treasury Long Bond	Short	494
Total			$(63,024)

At January 31, 2017, the notional value of futures for the Fund was $(447,122,200) for short positions. The Fund had $18,849,898 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

At January 31, 2017, the Fund had outstanding total return basket swaps(a) as follows:

Counterparty	Description	Expiration Date(s)	Value
Citibank N.A.	The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	11/22/2017	$229,917
(a) The following table represents the individual short positions and related values of the total return basket swaps as of January 31, 2017.
Reference Entity	Shares	Notional Value(b)	Net Unrealized Appreciation/ (Depreciation)
Short Positions
CGCBFOD2
United Natural Foods Inc.	(29,923)	$(3,192,106)	$145,653
Sprouts Farmers Market Inc.	(17,120)	(1,826,328)	83,334
	(47,043)	(5,018,434)	228,987
Total Short Positions of Total Return Basket Swaps			$228,987
Net Cash and Other Receivables (Payables)			930
Total Return Basket Swaps, at Value – Citibank N.A.			$229,917

Counterparty	Description	Expiration Date(s)	Value

Goldman Sachs International	The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	4/6/2017–3/14/2018	$(4,095,439)
Reference Entity	Shares	Notional Value(b)	Net Unrealized Appreciation/ (Depreciation)
Short Positions
GSCBNBCD
Restaurant Brands International Inc.	(34,333)	$(3,353,932)	$(1,126,181)
Jack in the Box Inc.	(26,819)	(2,619,934)	(879,719)
Sonic Corp.	(11,184)	(1,092,515)	(366,844)
	(72,336)	(7,066,381)	(2,372,744)
GSCBNINV
FS Investment Corp.	(12,699)	(1,242,718)	(85,852)
Prospect Capital Corp.	(10,216)	(999,761)	(69,067)
Triangle Capital Corp.	(6,396)	(625,869)	(43,237)
Apollo Investment Corp.	(6,241)	(610,782)	(42,195)
New Mountain Finance Corp.	(6,042)	(591,239)	(40,845)
See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) January 31, 2017

Fifth Street Finance Corp.	(4,111)	(402,355)	(27,796)
PennantPark Investment Corp.	(3,530)	(345,419)	(23,863)
Medley Capital Corp.	(2,885)	(282,287)	(19,502)
THL Credit Inc.	(2,522)	(246,805)	(17,050)
Ares Capital Corp.	(2,003)	(196,016)	(13,542)
	(56,645)	(5,543,251)	(382,949)
GSCBNINV
FS Investment Corp.	(15,805)	(1,565,680)	(87,849)
Prospect Capital Corp.	(12,715)	(1,259,582)	(70,674)
Triangle Capital Corp.	(7,960)	(788,522)	(44,244)
Apollo Investment Corp.	(7,768)	(769,513)	(43,177)
New Mountain Finance Corp.	(7,520)	(744,892)	(41,796)
Fifth Street Finance Corp.	(5,117)	(506,921)	(28,443)
PennantPark Investment Corp.	(4,393)	(435,188)	(24,418)
Medley Capital Corp.	(3,590)	(355,649)	(19,955)
THL Credit Inc.	(3,139)	(310,946)	(17,447)
Ares Capital Corp.	(2,493)	(246,957)	(13,857)
	(70,500)	(6,983,850)	(391,860)
GSCBNML3
Tallgrass Energy Partners LP	(18,229)	(1,777,997)	(198,766)
Summit Midstream Partners LP	(17,565)	(1,713,229)	(191,526)
NuStar GP Holdings LLC	(12,731)	(1,241,706)	(138,813)
Tesoro Logistics LP	(12,415)	(1,210,892)	(135,369)
Enable Midstream Partners LP	(10,555)	(1,029,468)	(115,087)
MPLX LP	(3,838)	(374,403)	(41,855)
	(75,333)	(7,347,695)	(821,416)
GSCBNML3
Tallgrass Energy Partners LP	(2,508)	(243,434)	(28,495)
Summit Midstream Partners LP	(2,416)	(234,566)	(27,457)
NuStar GP Holdings LLC	(1,751)	(170,008)	(19,900)
Tesoro Logistics LP	(1,708)	(165,789)	(19,406)
Enable Midstream Partners LP	(1,452)	(140,950)	(16,498)
MPLX LP	(528)	(51,261)	(6,000)
	(10,363)	(1,006,008)	(117,756)
Total Short Positions of Total Return Basket Swaps			$(4,086,725)
Net Cash and Other Receivables (Payables)			(8,714)
Total Return Basket Swaps, at Value - Goldman Sachs International			$(4,095,439)
Total Return Basket Swaps, at Value			$(3,865,522)

(b)     Notional value represents the value (including any fees or commissions) of the short positions when they were established.

Total return swap contracts (“total return swaps”)

At January 31, 2017, the Fund had outstanding over-the-counter (“OTC”) total return swaps as follows:

Short Total Return Swaps

Swap Counterparty	Reference Entity	Notional Value(c)	Termination Date	Fixed-rate	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Citibank N.A.	Consumer Staples S&P US Select Source ETF	$(11,976,627)	11/16/2017	0.53%(d)	$(550,692)	$13,636	$(537,056)
Citibank N.A.	NASDAQ Biotechnology Index	(7,317,651)	1/26/2018	0.42%(e)	(184,377)	87	(184,290)
Goldman Sachs International	Russell Mid-Cap Index Fund	(35,890,213)	11/29/2017	(0.02)%(f)	(5,021,646)	3,265	(5,018,381)	(k)
Goldman Sachs International	Russell Mid-Cap Index Fund	(12,041,726)	11/29/2017	0.46%(g)	86,502	157	86,659	(k)
Citibank N.A.	SPDR S&P 500 Growth ETF	(6,079,610)	11/16/2017	0.63%(h)	(310,225)	8,222	(302,003)
Citibank N.A.	SPDR S&P Retail ETF	(17,625,600)	1/19/2018	0.07%(i)	129,600	450	130,050
Citibank N.A.	Utilities Select Sector SPDR ETF	(21,674,400)	9/21/2017	0.60%(j)	35,200	6,716	41,916
Total					$(5,815,638)	$32,533	$(5,783,105)
(c) Notional value represents the value (including any fees or commissions) of the short positions when they were established.
(d) Variable-rate. 3-month LIBOR minus 0.35% as of 11/14/2016.
(e) Variable-rate. 1-month LIBOR minus 0.35% as of 1/24/2017.
(f) Variable-rate. 1-month LIBOR minus 0.55% as of 1/27/2017.
(g) Variable-rate. 1-month LIBOR minus 0.31% as of 1/27/2017.
(h) Variable-rate. 3-month LIBOR minus 0.25% as of 11/14/2016.
(i) Variable-rate. 1-month LIBOR minus 0.70% as of 1/17/2017.
(j) Variable-rate. 1-month LIBOR plus 0.07% as of 1/19/2017.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) January 31, 2017

At January 31, 2017, the Fund had cash collateral of $2,100,000 and $9,140,000 deposited in segregated accounts for Citibank, N.A and Goldman Sachs International, respectively, to cover collateral requirements on OTC derivatives.

Written option contracts (“options written”)

At January 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Celgene Corp., Put	450	$105	2/17/2017	$(7,875)
Cheniere Energy, Inc., Call	878	55	6/16/2017	(128,188)
Cheniere Energy, Inc., Put	1,000	35	6/16/2017	(51,000)
Cheniere Energy Partners LP, Put	1,735	27	3/17/2017	(47,713)
Enbridge, Inc., Put	735	37.5	7/21/2017	(82,687)
Five Below, Inc., Call	600	48	5/19/2017	(45,000)
Five Below, Inc., Put	600	34	5/19/2017	(70,500)
JPMorgan Chase & Co., Call	530	87.5	3/17/2017	(59,625)
Nielsen Holdings PLC, Call	850	45	2/17/2017	(0)	(k)
Norfolk Southern Corp., Put	221	100	3/17/2017	(8,840)
PVH Corp., Call	200	105	3/17/2017	(12,000)
SBA Communications Corp., Put	500	90	6/16/2017	(81,250)
SBA Communications Corp., Put	356	95	9/15/2017	(142,400)
Schlumberger Ltd., Put	465	72.5	5/19/2017	(36,735)
S&P 500 Index, Call	50	2,375	3/17/2017	(11,750)
S&P 500 Index, Put	50	2,000	3/17/2017	(12,875)
Synchrony Financial, Call	1,400	37	6/16/2017	(266,000)
Tractor Supply Co., Put	350	70	4/21/2017	(63,875)
Valero Energy Corp., Call	686	80	6/16/2017	(37,387)
Valero Energy Corp., Put	686	50	6/16/2017	(45,962)
Valmont Industries, Inc., Call	315	155	6/16/2017	(119,700)
Wex, Inc., Call	460	105	2/17/2017	(469,200)
Weyerhaeuser Co., Put	1,719	28	4/21/2017	(68,760)
Whole Foods Market, Inc., Put	1,000	25	2/17/2017	(4,500)
Total (premium received: $2,891,983)				$(1,873,822)

At January 31, 2017, the Fund had pledged securities in the amount of $17,764,470 to cover collateral requirements on options written. The Fund had $6,015,170 deposited in a segregated account to cover margin requirements on options written.
(k)	Security fair valued as of January 31, 2017 in accordance with procedures approved by the Fund’s Board of Trustees.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) January 31, 2017

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$1,915,361	$—	$—	$1,915,361
Preferred Stocks(a)	—	—	11,550	11,550
Corporate Bonds(a)	—	222,621	—	222,621
Convertible Bond(a)	—	1,851	—	1,851
Options Purchased(a)	557	—	—	557
Master Limited Partnerships(a)	13,156	—	—	13,156
Short-Term Investment	—	117,656	—	117,656
Total Long Positions	$1,929,074	$342,128	$11,550	$2,282,752

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Preferred Stock Health Care	$11,550	$-	$-	$-	$-	$-	$-	$-	$11,550	$-
Total	$11,550	$-	$-	$-	$-	$-	$-	$-	$11,550	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2017.

Asset class	Fair value at 1/31/2017	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input (c)
Preferred Stock	$11,550,002	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

(c)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Liabilities Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(d)	$(261,089)	$—	$—	$(261,089)
Corporate Bonds Sold Short(d)	—	(27,136)	—	(27,136)
Exchange Traded Funds Sold Short	(62,391)	—	—	(62,391)
Total Short Positions	$(323,480)	$(27,136)	$—	$(350,616)

(d)
The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) January 31, 2017

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(f)	Total
Futures(e)
Assets	$879	$—	$—	$879
Liabilities	(942)	—	—	(942)
Swaps(e)
Assets	—	489	—	489
Liabilities	—	(10,138)	—	(10,138)
Options Written
Liabilities	(1,874)	—	—	(1,874)
Total	$(1,937)	$(9,649)	$—	$(11,586)

(e)
Futures are reported at the cumulative appreciation/(depreciation) of the instrument. Swap contracts are reported at the cumulative unrealized appreciation/(depreciation), with the exception of total return swaps, which are reported in the table at value.

(f)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Other Financial Instruments:
Options Written(g)	$(7)	$-	$394	$(414)	$27	$-	$-	$-	$-	$-
Total	$(7)	$-	$394	$(414)	$27	$-	$-	$-	$-	$-

(g)
At the beginning of the period, the Fund’s Level 3 investments were valued based on using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 other investments at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) January 31, 2017

Number of Shares		Value† (000's omitted)

Common Stocks 0.2%

Oil, Gas & Consumable Fuels 0.2%
	2,500	Williams Cos., Inc. (Cost $71)	$72

Principal Amount(a) (000's omitted)

Loan Assignments(b) 3.5%

Lodging & Casinos 1.5%
	$497	Caesars Growth Prpoerties Holdings LLC, Term Loan B, 6.25%, due 5/8/21	500

Oil & Gas 2.0%
	600	Chesapeake Energy Corp., First Lien Term Loan, 8.5%, due 8/23/21	656

Total Loan Assignments (Cost $1,104)		1,156

Number of Shares

Preferred Stock 2.4%

Banks 2.4%
	30,000	GMAC Capital Trust I, Ser. 2, 6.69% (Cost $752)	771	(b)

Principal Amount(a) (000's omitted)

Corporate Bonds 82.2%

Agriculture 0.7%
	$235	Philip Morris Int'l, Inc., 1.13%, due 8/21/17	235

Auto Manufacturers 4.5%
	500	Daimler Finance North America LLC, 1.30%, due 3/10/17	500	(b)(c)
	400	Nissan Motor Acceptance Corp., 1.49%, due 3/3/17	400	(b)(c)
	583	Toyota Motor Credit Corp., 1.11%, due 5/16/17	583	(b)
		1,483
Banks 13.3%
	500	Barclays Bank PLC, 7.63%, due 11/21/22	548
	400	Capital One N.A., 1.56%, due 2/5/18	401	(b)
	500	HSBC USA, Inc., 1.30%, due 6/23/17	500	(b)
		JPMorgan Chase & Co.
	800	7.90%, due 12/29/49	825	(b)
	300	1.43%, due 2/15/17	300	(b)
	1,000	Lloyds Bank PLC, 12.00%, due 12/29/49	1,322	(b)(c)(d)
	450	US Bancorp, 1.65%, due 5/15/17	451
		4,347
Biotechnology 0.3%
	100	Amgen, Inc.,1.30%, due 5/22/17	100	(b)

Building Materials 1.7%
	500	Cemex Finance LLC, 9.38%, due 10/12/22	544	(c)

Chemicals 0.8%
	250	Braskem Finance Ltd., 5.75%, due 4/15/21	262	(c)

Computers 0.6%
	200	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, due 6/15/21	211	(c)

Diversified Financial Services 3.2%
	1,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, due 5/1/19	1,041	(d)

Electric 0.6%
	200	Duke Energy Progress LLC, 1.15%, due 3/6/17	200	(b)

Food 2.0%
	625	JBS Investments GmbH, 7.75%, due 10/28/20	661	(c)

Forest Products & Paper 2.6%
	800	Suzano Trading Ltd., 5.88%, due 1/23/21	846	(c)

Healthcare - Services 2.1%
	250	HCA, Inc., 6.50%, due 2/15/20	273
	400	Roche Holdings, Inc.,1.09%, due 9/29/17	400	(b)(c)
		673
Insurance 0.5%
	150	Berkshire Hathaway Finance Corp., 1.60%, due 5/15/17	150

Machinery - Construction & Mining 1.3%
	400	Joy Global, Inc., 5.13%, due 10/15/21	435

Media 10.2%
	500	Altice Financing SA, 7.50%, due 5/15/26	528	(c)
	200	Altice US Finance I Corp., 5.50%, due 5/15/26	205	(c)
	300	Cablevision Systems Corp., 8.63%, due 9/15/17	311	(d)
	200	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 4/1/24	214	(c)
	700	CSC Holdings LLC, 10.88%, due 10/15/25	833	(c)(d)
	400	NBCUniversal Enterprise, Inc., 1.71%, due 4/15/18	403	(b)(c)
	200	SFR Group SA, 7.38%, due 5/1/26	205	(c)
	600	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, due 7/15/19	632
		3,331
Mining 0.6%
	200	First Quantum Minerals Ltd., 7.25%, due 10/15/19	$207	(c)

Oil & Gas 10.0%
	500	Chevron Corp., 1.25%, due 11/9/17	501	(b)
	500	Citgo Holding, Inc., 10.75%, due 2/15/20	537	(c)
		Petrobras Global Finance BV
EUR	300	5.88%, due 3/7/22	353
	$250	4.38%, due 5/20/23	231
	250	Seadrill Ltd., 6.13%, due 9/15/17	113	(c)(e)
	500	Shell Int'l Finance BV, 1.20%, due 5/10/17	500	(b)
	950	YPF SA, 8.50%, due 3/23/21	1,030	(c)
		3,265
Packaging & Containers 5.3%
	1,150	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, due 1/31/19	1,171	(c)
		Reynolds Group Issuer, Inc.
	200	4.52%, due 7/15/21	206	(b)(c)
	330	8.25%, due 2/15/21	340
		1,717
Pipelines 1.6%
	250	Access Midstream Partners L.P., 4.88%, due 5/15/23	258
	250	DCP Midstream Operating L.P., 2.50%, due 12/1/17	249
		507
Semiconductors 0.6%
	200	NXP BV/NXP Funding LLC, 4.63%, due 6/1/23	212	(c)

Software 2.2%
	200	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	205	(c)(f)
	500	Oracle Corp., 1.21%, due 7/7/17	501	(b)
		706
Telecommunications 17.5%
	300	AT&T, Inc., 1.42%, due 3/30/17	300	(b)
		EarthLink, Inc.
	69	8.88%, due 5/15/19	70
	1000	7.38%, due 6/1/20	1,055	(d)
	450	Frontier Communications Corp., 11.00%, due 9/15/25	455
	235	Intelsat Jackson Holdings SA, 7.25%, due 4/1/19	202
		Intelsat Luxembourg SA
	200	8.13%, due 6/1/23	66
	69	7.75%, due 6/1/21	26
	250	Sprint Corp., 7.13%, due 6/15/24	264
		Sprint Nextel Corp.
	850	9.00%, due 11/15/18	931	(c)(d)
	300	7.00%, due 8/15/20	321
	300	Telesat Canada/Telesat LLC, 8.88%, due 11/15/24	322	(c)
	500	Verizon Communications, Inc., 1.35%, due 6/9/17	501	(b)

		Wind Acquisition Finance SA
	375	4.75%, due 7/15/20	382	(c)
	800	7.38%, due 4/23/21	832	(c)
		5,727
Total Corporate Bonds (Cost $26,752)		26,860

Foreign Government Securities 3.6%
Argentine Republic Government International Bond
	400	2.50%, due 12/31/38	246	(e)
	400	6.88%, due 4/22/21	426	(c)
	500	Brazilian Government International Bond, 4.88%, due 1/22/21	520

Total Foreign Government Securities (Cost $1,238)		1,192

CONTRACTS

Options Purchased 0.0%

Put Options 0.0%

Metals & Mining 0.0%
20	Teck Resources Ltd 2/17/17 @ 19 (Cost $2)	0	(g)

Number of Shares

Short-Term Investment 3.4%

Investment Company 3.4%
1,099,825	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $1,100)	1,100	(d)(h)

Total Investments 95.3% (Cost $31,019)		31,151	##

Other Assets Less Liabilities 4.7%		1,538	(i)

Net Assets 100.0%		32,689

(a)	Principal amount is stated in the currency in which the security is denominated. EUR = Euro
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $14,108,000 or 43.2% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(d)
All or a portion of this security is segregated in connection with obligations for forward foreign currency contracts and/or written options and/or futures and/or swaps with a total value of approximately $6,333,000.

(e)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2017.

(f)	Payment-in-kind (PIK) security.
(g)	Amount less than one thousand.
(h)	Represents 7-day effective yield as of January 31, 2017.
(i)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) January 31, 2017

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/8/2017	5 Euro-Bund	Short	$2,042
3/22/2017	5 U.S. Treasury Note, 10 Year	Short	(3,135)
Total			$(1,093)

At January 31, 2017, the notional value of futures for the Fund was $(1,497,440) for short positions. The Fund had $29,504 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

47,000	Euro	$50,461	Goldman Sachs International	2/15/2017	$299
28,000	Euro	30,062	Goldman Sachs International	2/15/2017	178
Total					$477

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

350,000	Euro	$387,077	Goldman Sachs International	2/15/2017	$9,078
2,000	Euro	2,151	Goldman Sachs International	2/15/2017	(9)
60,000	Euro	63,603	Goldman Sachs International	2/15/2017	(1,197)
Total					$7,872

Credit default swap contracts ("credit default swaps")

At January 31, 2017, the Fund had outstanding over-the-counter (“OTC”) credit default swaps as follows:

OTC Credit Default Swaps — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate(a)	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	KB Home, Senior Unsecured Notes, 9.10%, due 9/15/2017	$ 250,000	5.00%	12/20/2021	$(17,247)	$(6,833)	$(1,493)	$(25,573)
Total					$(17,247)	$(6,833)	$(1,493)	$(25,573)

(a)	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

OTC Credit Default Swaps — Sell Protection

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) January 31, 2017

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate(b)	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	Brazil, Federative Republic of (Government), 4.25%, due 1/7/2025	500,000	1.00%	12/20/2021	(43,023)	10,156	597	(32,270)
Goldman Sachs International	Dell, Inc., Senior Unsecured Notes, 7.10%, due 4/15/2028	250,000	1.00%	12/20/2021	(25,753)	7,146	299	(18,308)
JPMorgan Chase Bank, N.A.	Dell, Inc., Senior Unsecured Notes, 7.10%, due 4/15/2028	250,000	1.00%	12/20/2021	(25,753)	7,146	299	(18,308)
Total					$(94,529)	$24,448	$1,195	$(68,886)

(b)	The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

Total return basket swap contracts (“total return basket swaps”)
At January 31, 2017, the Fund had outstanding total return basket swaps(a) as follows:
Counterparty	Description	Expiration Date(s)	Value
Goldman Sachs International	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	7/6/2018	$(91)
(a) The following table represents the individual long positions and related values of the total return basket swaps as of January 31, 2017.

Reference Entity	Shares	Notional Value(b)	Net Unrealized Appreciation/ (Depreciation)
Long Positions
GSCBOSCB
Ensco PLC	163	16,815	$(17)
Rowan Cos PLC	121	12,542	(13)
Diamond Offshore Drilling, Inc.	111	11,464	(12)
Noble Corp PLC	100	10,394	(10)
Transocean, Ltd.	95	9,778	(10)
	590	60,993	(62)
Total Long Positions of Total Return Basket Swaps			$(62)
Net Cash and Other Receivables (Payables)			(29)
Total Return Basket Swaps, at Value – Goldman Sachs International			$(91)

(b) Notional value represents the value (including any fees or commissions) of the long positions when they were established.

Total return swap contracts ("total return swaps")

At January 31, 2017, the Fund had outstanding OTC total return swaps as follows:

Long Total Return Swaps

Swap Counterparty	Reference Entity	Notional Value(c)	Termination Date	Variable- rate	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	NXP Semiconductors NV US Equity	$314,564	3/23/2018	1.17%(d)	$—	$(21,014)	$(807)	$(21,821)
Goldman Sachs International	PowerShares Senior Loan Portfolio	700,500	6/9/2018	1.18%(e)	(134)	(1,366)	(849)	(2,349)
Goldman Sachs International	Market Vectors Russia ETF	132,166	6/27/2019	1.18%(e)	—	(3,886)	(9)	(3,895)
Goldman Sachs International	Vaneck Vectors Oil Services ETF	173,654	7/25/2018	1.17%(d)	—	(6,854)	(34)	(6,888)
Total					$(134)	$(33,120)	$(1,699)	$(34,953)

(c)	Notional value represents the value (including any fees or commissions) of the long positions when they were established and is slated in the currency in which the contract is denominated.
(d)	1-month LIBOR plus 0.40% as of 1/12/2017.
(e)	1-month LIBOR plus 0.40% as of 1/18/2017.

Schedule of Investments Long Short Credit Fund
(Unaudited) January 31, 2017

Short Total Return Swaps
Swap Counterparty	Reference Entity		Notional Value(f)	Termination Date	Variable-rate	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		$(250,000)	9/15/2017	0.28%(g)	$9,824	$2	$9,826
BNP Paribas SA	Michaels Stores, Inc., Senior Subordinated, 5.88%, due 12/15/2020		(500,000)	9/15/2017	0.27%(h)	3,403	59	3,462
BNP Paribas SA	SBA Communications Corp., Senior Unsecured Notes, 4.88%, due 7/15/2022		(250,000)	9/15/2017	0.27%(h)	3,837	30	3,867
BNP Paribas SA	SFR Group SA/Numericable Group SA, First Lien, 5.38%, due 5/15/2022	EUR	(500,000)	10/9/2017	(1.12)%(i)	(13,848)	(249)	(14,097)
Total						$3,216	$(158)	$3,058

(f)	Notional value represents the value (including any fees or commissions) of the short positions when they were established and is stated in the currency in which the contract is denominated. EUR = Euro
(g)	1-month LIBOR minus 0.50% as of 1/26/2017.
(h)	1-month LIBOR minus 0.50% as of 1/12/2017.
(i)	1-month Euribor minus 0.75% as of 1/12/2017.

At January 31, 2017, the Fund had outstanding credit default swaptions as follows:

OTC Credit Default Swaptions – Sell Protection

Swaption	Swap Counterparty	Reference Entity		Notional Amount(l)	Strike rate	Expiration Date	Market Value	Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Put – OTC-5-year Credit Default Swap	Goldman Sachs International	ITRAXX.FINSR.26.V1	EUR	(2,500,000)	90.0%	2/15/2017	$(4,318)	$(4,278)	$(40)
	Total						$(4,318)	$(4,278)	$(40)

(l)	Notional value represents the value (including any fees or commissions) of the short positions when they were established and is stated in the currency in which the contract is denominated. EUR = Euro

At January 31, 2017, the Fund had cash collateral of $60,000 and $1,220,000 deposited in a segregated account for Goldman Sachs International and BNP Paribas SA, respectively, to cover collateral requirements on OTC derivatives.
See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) January 31, 2017

Written option contracts ("options written")

At January 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Teck Resources Ltd., Put	20	$15.0	5/19/2017	$(420)
Williams Partners LP, Put	10	37.5	2/17/2017	(300)
Total (premium received: $2,724)				$(720)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$72	$—	$—	$72
Loan Assignments(a)	—	1,156	—	1,156
Preferred Stock(a)	771	—	—	771
Corporate Bonds(a)	—	26,860	—	26,860
Foreign Government Securities	—	1,192	—	1,192
Short-Term Investment	—	1,100	—	1,100
Total Investments	$843	$30,308	$—	$31,151

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1		Level 2	Level 3	Total
Swaptions
Liabilities	$(0)	(c)	—	—	$(0)	(c)
Futures(b)
Assets	2		—	—	2
Liabilities	(3)		—	—	(3)
Forward contracts(b)
Assets	—		10	—	10
Liabilities	—		(1)	—	(1)
Swaps
Assets	—		17	—	17
Liabilities	—		(144)	—	(144)
Options written
Liabilities	(1)		—	—	(1)
Total	$(2)		$(118)	$—	$(120)

(b)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
(c)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

Common Stocks 32.0%

Aerospace & Defense 0.6%
2,148	BAE Systems PLC	$16
226	Boeing Co.	37
4	Huntington Ingalls Industries, Inc.	1
9	L3 Technologies, Inc.	1
274	Lockheed Martin Corp.	69
4	Northrop Grumman Corp.	1
		125
Air Freight & Logistics 0.2%
400	United Parcel Service, Inc. Class B	44	(a)

Airlines 0.0%
33	Copa Holdings SA Class A	3
74	Deutsche Lufthansa AG	1
15	Exchange Income Corp.	1
25	WestJet Airlines Ltd.	0	(b)
		5
Auto Components 0.1%
35	Brembo SpA	2
100	Bridgestone Corp.	4
6	Cie Generale des Etablissements Michelin	1
67	Dana, Inc.	1
58	Nokian Renkaat OYJ	2
100	Sumitomo Rubber Industries Ltd.	1
2,000	Xinyi Glass Holdings Ltd.	2	*
		13
Automobiles 0.1%
54	Bayerische Motoren Werke AG, Preference Shares	4
536	Ford Motor Co.	6
100	Fuji Heavy Industries Ltd.	4
7	Renault SA	1
		15
Banks 1.3%
1,883	Australia & New Zealand Banking Group Ltd.	42
697	Barclays PLC	2
492	Bendigo & Adelaide Bank Ltd.	5
29	BNP Paribas SA	2
3,500	BOC Hong Kong Holdings Ltd.	14
134	Credit Agricole SA	2
850	First Hawaiian, Inc.	28
100	Hang Seng Bank Ltd.	2
330	HSBC Holdings PLC	3
675	JPMorgan Chase & Co.	57	(a)
100	Mebuki Financial Group, Inc.	0	(b)
332	Nordea Bank AB	4
400	PNC Financial Services Group, Inc.	48
200	Resona Holdings, Inc.	1
58	Societe Generale SA	3
2,600	Umpqua Holdings Corp.	47
		260
Beverages 0.7%
175	Anheuser-Busch InBev NV ADR	18
1,474	Coca-Cola Co.	62	(a)
570	PepsiCo, Inc.	59	(a)
		139
Biotechnology 0.2%
295	Amgen, Inc.	46

Capital Markets 0.2%
470	3i Group PLC	4
42	Ameriprise Financial, Inc.	5
64	BGC Partners, Inc. Class A	1
12	BlackRock, Inc.	5
59	BT Investment Management Ltd.	0	(b)
84	CME Group, Inc.	10
165	Morgan Stanley	7
		32
Chemicals 0.7%
375	Agrium, Inc.	38
52	Air Products & Chemicals, Inc.	7
25	Albemarle Corp.	2
593	BASF SE	57
99	Chemours Co.	3
25	Covestro AG	2	(c)
414	Dow Chemical Co.	25	(a)
229	Huntsman Corp.	5
12	Lenzing AG	2
154	Orica Ltd.	2
106	Tredegar Corp.	2
		145
Commercial Services & Supplies 0.1%
113	Brink's Co.	5
181	Downer EDI Ltd.	1
30	Essendant, Inc.	1
42	HNI Corp.	2
181	Quad/Graphics, Inc.	5
47	Republic Services, Inc.	3
37	Viad Corp.	1
262	West Corp.	6
		24
Communications Equipment 0.5%
3,257	Cisco Systems, Inc.	100	(a)
20	InterDigital, Inc.	2
		102
Construction & Engineering 0.2%
57	Bouygues SA	2
81	CIMIC Group Ltd.	2
113	Galliford Try PLC	2
13	Granite Construction Inc.	1
320	Skanska AB, B Shares	8
284	Vinci SA	20
		35
Construction Materials 0.0%
96	Fletcher Building Ltd.	1
Consumer Finance 0.0%
24	Capital One Financial Corp.	2
273	Navient Corp.	4
35	Nelnet, Inc. Class A	2
		8
Containers & Packaging 0.3%
936	International Paper Co.	53	(a)
63	Packaging Corp. of America	6
116	WestRock Co.	6
		65
Distributors 0.0%
12	D'ieteren SA	1

Diversified Consumer Services 0.0%
183	AA PLC	0	(b)
8	Capella Education Co.	1
		1
Diversified Financial Services 0.0%
25	Aker ASA, A Shares	1

Diversified Telecommunication Services 0.8%
2,490	AT&T, Inc.	105	(a)
28	Elisa OYJ	1
4,000	HKT Trust & HKT Ltd.	6
178	Orange SA	3
5,003	PCCW Ltd.	3
5,700	Singapore Telecommunications Ltd.	15
1,096	TDC A/S	6	*
513	Telenor ASA	8
4,258	Telstra Corp. Ltd.	16
31	Verizon Communications, Inc.	1
		164
Electric Utilities 1.5%
69	ALLETE, Inc.	5
129	American Electric Power Co., Inc.	8
3,210	AusNet Services	4
127	BKW AG	6
1,500	CLP Holdings Ltd.	15
133	Contact Energy Ltd.	1
335	Duke Energy Corp.	26	(a)
337	Edison International	25
1,477	EDP - Energias de Portugal SA	4
26	Endesa SA	1
575	Enel SpA	2
147	Entergy Corp.	11	(a)
48	Eversource Energy	3
430	EVN AG	5
1,000	Exelon Corp.	36	(a)
210	FirstEnergy Corp.	6
496	Fortum OYJ	8
3,407	HK Electric Investments & HK Electric Investments Ltd.	3	(c)
892	Mercury NZ Ltd	2
131	MGE Energy, Inc.	8
505	NextEra Energy, Inc.	63	(a)
42	OGE Energy Corp.	1
184	PG&E Corp.	11
44	Portland General Electric Co.	2
271	PPL Corp.	9
389	Southern Co.	19	(a)
587	SSE PLC	11
140	Westar Energy, Inc.	8
97	Xcel Energy, Inc.	4
		307
Electrical Equipment 0.1%
116	Eaton Corp. PLC	8
12	Emerson Electric Co.	1
78	General Cable Corp.	1
8	Regal Beloit Corp.	1
		11
Electronic Equipment, Instruments & Components 0.1%
218	Corning, Inc.	6
42	Mycronic AB	0	(b)
472	Vishay Intertechnology, Inc.	8
		14
Energy Equipment & Services 0.3%
731	Amec Foster Wheeler PLC	4
131	Archrock, Inc.	2
26	Baker Hughes, Inc.	2
59	Diamond Offshore Drilling, Inc.	1	*
35	Enerflex Ltd.	0	(b)
62	Ensco PLC Class A	1
645	Helmerich & Payne, Inc.	46
94	Nabors Industries Ltd.	2
212	Petrofac Ltd.	2
52	TechnipFMC PLC	2	*
75	Tenaris SA	1
		63
Equity Real Estate Investment Trust 0.1%
1,000	Parkway, Inc.	21	*

Food & Staples Retailing 0.6%
40	Casino Guichard Perrachon SA	2
1,356	J Sainsbury PLC	4
111	Kesko OYJ, B Shares	6
64	Rallye SA	1
102	SpartanNash Co.	4
265	Sysco Corp.	14
595	Wal-Mart Stores, Inc.	40	(a)
55	Weis Markets, Inc.	3
730	Wesfarmers Ltd.	22
492	WM Morrison Supermarkets PLC	2
735	Woolworths Ltd.	14
		112
Food Products 0.4%
271	Archer-Daniels-Midland Co.	12
85	Austevoll Seafood ASA	1
850	Conagra Brands, Inc.	33	(a)
127	Fresh Del Monte Produce, Inc.	7
211	General Mills, Inc.	13
6	Hershey Co.	1
37	Ingredion, Inc.	5
30	Marine Harvest ASA	1	*
99	Norway Royal Salmon ASA	2
225	Orkla ASA	2
134	Salmar ASA	4
233	Tate & Lyle PLC	2
2,000	WH Group Ltd.	1	(c)
1,400	Wilmar International Ltd.	4
		88
Gas Utilities 0.1%
83	Gas Natural SDG SA	2
29	ONE Gas, Inc.	2
97	South Jersey Industries, Inc.	3
26	Southwest Gas Holdings Inc.	2
		9
Health Care Equipment & Supplies 0.0%
26	Ansell Ltd.	0	(b)

Health Care Providers & Services 0.1%
26	Anthem, Inc.	4
82	Owens & Minor, Inc.	3
49	Quest Diagnostics, Inc.	5
251	Sonic Healthcare Ltd.	4
14	UnitedHealth Group, Inc.	2
		18
Hotels, Restaurants & Leisure 0.6%
40	Aristocrat Leisure Ltd.	1
988	Carnival Corp.	55	(a)
43	Carnival PLC	2
355	Crown Resorts Ltd.	3
28	Darden Restaurants, Inc.	2
316	GVC Holdings PLC	2
330	International Game Technology PLC	9
175	Las Vegas Sands Corp.	9
251	McDonald's Corp.	31	(a)
147	Mitchells & Butlers PLC	1
125	Tabcorp Holdings Ltd.	0	(b)
13	Wyndham Worldwide Corp.	1
		116
Household Durables 0.1%
595	Barratt Developments PLC	4
85	Bellway PLC	3
29	Garmin Ltd.	1
116	KB HOME	2
2,000	Man Wah Holdings Ltd.	1
42	MDC Holdings, Inc.	1
238	Persimmon PLC	6
		18
Household Products 0.8%
167	Colgate-Palmolive Co.	11
92	Kimberly-Clark Corp.	11	(a)
1,603	Procter & Gamble Co.	140	(a)
		162
Independent Power and Renewable Electricity Producers 0.3%
245	AES Corp.	3
248	Meridian Energy Ltd.	1
1,725	NextEra Energy Partners LP	54
50	NRG Energy, Inc.	1
41	TransAlta Renewables, Inc.	0	(b)
		59
Industrial Conglomerates 0.5%
950	General Electric Co.	28	(a)
1,500	Hopewell Holdings Ltd.	5
1,000	Keppel Corp. Ltd.	5
925	Koninklijke Philips NV	27
1,000	NWS Holdings Ltd.	2
240	Siemens AG ADR	31
		98
Insurance 1.7%
206	Aegon NV	1
103	Aflac, Inc.	7
322	Allianz SE	55
48	American International Group, Inc.	3
17	Aspen Insurance Holdings Ltd.	1
128	Assured Guaranty Ltd.	5
1,441	AXA SA	35
17	Axis Capital Holdings Ltd.	1
5	Chubb Ltd.	1
69	CNA Financial Corp.	3
347	CNP Assurances	7
287	Delta Lloyd NV	2
17	Everest Re Group Ltd.	4
29	Gjensidige Forsikring ASA	0	(b)
22	Hannover Rueck SE	2
1,009	Insurance Australia Group Ltd.	4
4,060	Legal & General Group PLC	12
9	Lincoln National Corp.	1
55	Maiden Holdings Ltd.	1
1,669	Mapfre SA	5
837	MetLife, Inc.	46	(a)
113	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21
70	NN Group NV	2
3,346	Old Mutual PLC	9
51	Prudential Financial, Inc.	5
48	QBE Insurance Group Ltd.	0	(b)
78	Reinsurance Group of America, Inc.	10
199	Sampo OYJ, A Shares	9
47	SCOR SE	2
881	Standard Life PLC	4
17	Swiss Life Holding AG	5	*
274	Swiss Re AG	26
80	Travelers Cos., Inc.	9
123	Unipol Gruppo Finanziario SpA	0	(b)
110	UNIQA Insurance Group AG	1
47	Unum Group	2
48	Validus Holdings Ltd.	3
100	Zurich Insurance Group AG	29	*
		333
IT Services 0.9%
433	Automatic Data Processing, Inc.	44	(a)
66	Conduent, Inc.	1	*
1,000	Fujitsu Ltd.	6
368	IBM Corp.	64	(a)
681	Leidos Holdings, Inc.	33
400	Paychex, Inc.	24
29	Science Applications International Corp.	2
		174
Machinery 0.1%
58	Cummins, Inc.	8
48	Metso OYJ	1
110	Sandvik AB	1
30	SPX Corp.	1	*
25	Weir Group PLC	1
900	Yangzijiang Shipbuilding Holdings Ltd.	1
		13
Media 0.4%
19	Cinemark Holdings, Inc.	1
24	Omnicom Group, Inc.	2
701	Pearson PLC	6
2,489	Regal Entertainment Group Class A	56	(a)
51	Sanoma OYJ	1
81	SES SA	2
35	Sinclair Broadcast Group, Inc. Class A	1
39	TEGNA, Inc.	1
22	Time Warner, Inc.	2
148	UBM PLC	1
95	Viacom, Inc. Class B	4
124	Vivendi SA	2
		79
Metals & Mining 1.2%
101	Acacia Mining PLC	1
1,218	Anglo American PLC	21	*(a)
46	Bekaert NV	2
1,955	BHP Billiton Ltd.	39
1,284	BHP Billiton PLC	23	(a)
79	Boliden AB	2
1,660	Ferrexpo PLC	3	*
905	Fortescue Metals Group Ltd.	5
225	Franco-Nevada Corp.	15
47	Freeport-McMoRan, Inc.	1	*
1,349	Glencore PLC	5	*
100	Hitachi Metals Ltd.	1
16	Materion Corp.	1
56	Nucor Corp.	3
149	Pan American Silver Corp.	3
56	Reliance Steel & Aluminum Co.	4
332	Rio Tinto Ltd.	17
960	Rio Tinto PLC	42
825	Southern Copper Corp.	32	(a)
253	Steel Dynamics, Inc.	9
62	SunCoke Energy, Inc.	1	*
48	Teck Resources Ltd. Class B	1
83	United States Steel Corp.	3
323	Vedanta Resources PLC	4
		238
Mortgage Real Estate Investment 0.0%
132	CYS Investments, Inc.	1
752	New York Mortgage Trust, Inc.	5
		6
Multi-Utilities 0.7%
259	AGL Energy Ltd.	4
798	Ameren Corp.	42	(a)
20	Avista Corp.	1
325	Black Hills Corp.	20	(a)
136	CenterPoint Energy, Inc.	3
3,394	Centrica PLC	10
63	Consolidated Edison, Inc.	5
279	DUET Group	1
249	MDU Resources Group, Inc.	7
1,880	National Grid PLC	22
15	Public Service Enterprise Group, Inc.	1
84	SCANA Corp.	6
399	WEC Energy Group, Inc.	23	(a)
		145
Multiline Retail 0.2%
561	Harvey Norman Holdings Ltd.	2
156	Kohl's Corp.	6
104	Macy's, Inc.	3
454	Marks & Spencer Group PLC	2
107	Nordstrom, Inc.	5
269	Target Corp.	17	(a)
		35
Oil, Gas & Consumable Fuels 3.6%
26	Apache Corp.	2
343	BP PLC	2
136	Chesapeake Energy Corp.	1	*
35	CONSOL Energy, Inc.	1
500	DCP Midstream LP	19
1,575	EQT GP Holdings LP	43
1,596	Exxon Mobil Corp.	134	(a)
100	Kinder Morgan, Inc.	2
1,050	MPLX LP	40
32	Neste OYJ	1
500	Occidental Petroleum Corp.	34	(a)
174	OMV AG	6
1,225	ONEOK, Inc.	67	(a)
185	Phillips 66	15
645	Repsol SA	9
1,829	Royal Dutch Shell PLC, A Shares	49
1,134	Royal Dutch Shell PLC, B Shares	32
688	Snam SpA	3
1,650	Spectra Energy Corp.	69	(a)
639	Statoil ASA	12
1,675	Suncor Energy, Inc.	52
675	Targa Resources Corp.	39
1,407	TOTAL SA	71
450	Williams Cos., Inc.	13
156	Woodside Petroleum Ltd.	4
		720
Paper & Forest Products 0.1%
30	KapStone Paper and Packaging Corp.	1
43	PH Glatfelter Co.	1
290	UPM-Kymmene OYJ	6
		8
Personal Products 0.0%
370	Avon Products, Inc.	2	*
31	Nu Skin Enterprises, Inc. Class A	2
		4
Pharmaceuticals 2.7%
824	AstraZeneca PLC	44	(a)
667	Eli Lilly & Co.	51	(a)
3,385	GlaxoSmithKline PLC	65
275	GlaxoSmithKline PLC ADR	11	(a)
1,442	Indivior PLC	5
1,266	Johnson & Johnson	143	(a)
1,134	Merck & Co., Inc.	70	(a)
120	Orion OYJ Class B	6
2,327	Pfizer, Inc.	74	(a)
58	Recordati SpA	2
805	Sanofi	65
200	Takeda Pharmaceutical Co. Ltd.	8
		544
Professional Services 0.0%
110	ALS Ltd.	0	(b)
88	Kelly Services, Inc. Class A	2
		2
Real Estate Investment Trusts 3.3%
241	American Campus Communities, Inc.	12
1,102	Annaly Capital Management, Inc.	11
415	Blackstone Mortgage Trust, Inc. Class A	13
622	Brandywine Realty Trust	10
182	Care Capital Properties, Inc.	4
509	CBL & Associates Properties, Inc.	6
555	Chimera Investment Corp.	10
432	Corporate Office Properties Trust	14
518	Crown Castle International Corp.	45	(a)
700	DCT Industrial Trust, Inc.	31
207	Digital Realty Trust, Inc.	22
950	Douglas Emmett, Inc.	36
655	EPR Properties	48
60	Equinix, Inc.	23	(a)
500	HCP, Inc.	15
256	Highwoods Properties, Inc.	13
1,100	Host Hotels & Resorts, Inc.	20
625	Iron Mountain, Inc.	22
663	Kimco Realty Corp.	17
219	LaSalle Hotel Properties	7
294	Liberty Property Trust	11
68	Life Storage, Inc.	6
119	MFA Financial, Inc.	1
115	Mid-America Apartment Communities, Inc.	11
221	National Retail Properties, Inc.	10
449	New Residential Investment Corp.	7
538	OMEGA Healthcare Investors, Inc.	17
953	Prologis, Inc.	47	(a)
76	Public Storage	16
324	Retail Opportunity Investments Corp.	7
55	Simon Property Group, Inc.	10	(a)
827	Spirit Realty Capital, Inc.	9
493	STAG Industrial, Inc.	11
1,713	Starwood Property Trust, Inc.	38	(a)
86	Sun Communities, Inc.	7
302	Ventas, Inc.	19
754	Washington Prime Group, Inc.	7
161	Welltower, Inc.	11
1,321	Weyerhaeuser Co.	41	(a)
		665
Real Estate Management & Development 0.1%
1,000	Great Eagle Holdings Ltd.	4
1,000	Hang Lung Group Ltd.	4
312	LendLease Group	3
4,000	New World Development Co. Ltd.	5
		16
Road & Rail 0.4%
650	CSX Corp.	30
60	Norfolk Southern Corp.	7
22	Ryder System, Inc.	2
450	Union Pacific Corp.	48	(a)
		87
Semiconductors & Semiconductor Equipment 1.2%
22	Analog Devices, Inc.	2
1,870	Intel Corp.	69	(a)
140	KLA-Tencor Corp.	12
1,085	Maxim Integrated Products, Inc.	48	(a)
33	NVIDIA Corp.	4
1,339	QUALCOMM, Inc.	71	(a)
102	STMicroelectronics NV	1
71	Teradyne, Inc.	2
461	Texas Instruments, Inc.	35	(a)
		244
Software 0.9%
2,602	Microsoft Corp.	168	(a)

Specialty Retail 0.5%
159	American Eagle Outfitters, Inc.	2
1,153	Best Buy Co., Inc.	51	(a)
6	Children's Place, Inc.	1
208	Gap, Inc.	5
387	Hennes & Mauritz AB, B Shares	11
28	L Brands, Inc.	2
77	Tailored Brands, Inc.	2
525	Williams-Sonoma, Inc.	25
		99
Technology Hardware, Storage & Peripherals 0.7%
550	Apple, Inc.	67	(a)
400	Canon, Inc.	12
1,085	HP, Inc.	16
30	Neopost SA	1
600	Western Digital Corp.	48
343	Xerox Corp.	2
		146
Thrifts & Mortgage Finance 0.0%
12	Aareal Bank AG	0	(b)
209	OneSavings Bank PLC	1
		1
Tobacco 1.3%
796	Altria Group, Inc.	57	(a)
1,105	British American Tobacco PLC	68
436	Imperial Brands PLC	20
1,003	Philip Morris International, Inc.	96
341	Reynolds American, Inc.	21
		262
Trading Companies & Distributors 0.1%
22	GATX Corp.	1
100	ITOCHU Corp.	1
300	Marubeni Corp.	2
157	Rexel SA	3
1,100	Sojitz Corp.	3
100	Sumitomo Corp.	1
		11
Transportation Infrastructure 0.1%
2,000	Sydney Airport	9

Water Utilities 0.0%
29	SJW Group	1

Wireless Telecommunication Services 0.2%
16,465	Vodafone Group PLC	40	(a)

Total Common Stocks (Cost $5,980)		6,372

Convertible Preferred Stocks 0.2%

Oil, Gas & Consumable Fuels 0.1%
450	El Paso Energy Capital Trust I, 4.75%, due 3/31/28	23

Pharmaceuticals 0.1%
28	Allergan PLC, Ser. A, 5.50%, due 3/1/18	22

Total Convertible Preferred Stocks (Cost $42)		45

Preferred Stocks 1.1%

Real Estate Investment Trusts 1.1%
700	American Homes 4 Rent, Ser. D, 6.50%	17
800	Cedar Realty Trust, Inc., Ser. B, 7.25%	20
608	DuPont Fabros Technology, Inc., Ser. C, 6.63%	16
350	GGP, Inc., Ser. A, 6.38%	9
716	Hersha Hospitality Trust, Ser. C, 6.88%	18
716	National Retail Properties, Inc., Ser. D, 6.63%	18
700	Pebblebrook Hotel Trust, Ser. D, 6.38%	17
1,074	Regency Centers Corp., Ser. 6, 6.63%	27
716	Retail Properties of America, Inc., Ser. A, 7.00%	18
500	Rexford Industrial Realty, Inc., Ser. A, 5.88%	12
1,074	SL Green Realty Corp., Ser. I, 6.50%	27
716	VEREIT, Inc., Ser. F, 6.70%	18

Total Preferred Stocks (Cost $220)		217

Principal Amount (000's omitted)

Convertible Bonds 0.6%

Equity Real Estate Investment Trust 0.3%
$10	Colony Starwood Homes, 3.50%, due 1/15/22	10	(c)
50	Extra Space Storage LP, 3.13%, due 10/1/35	52	(c)
		62

Internet Software & Services 0.1%
10	Twitter, Inc., 1.00%, due 9/15/21	9
10	Zillow Group, Inc., 2.00%, due 12/1/21	10	(c)
		19
Media 0.1%
10	Liberty Media Corp-Liberty Formula One, 1.00%, due 1/30/23	10	(c)
10	World Wrestling Entertainment, Inc., 3.38%, due 12/15/23	10	(c)
		20
Software 0.1%
10	Nice Systems, Inc., 1.25%, due 1/15/24	11	(c)

Total Convertible Bonds (Cost $110)		112

U.S. Treasury Obligations 9.3%
U.S. Treasury Bonds
67	4.50%, due 2/15/36	85	(a)
148	5.00%, due 5/15/37	198
216	3.88%, due 8/15/40	249	(d)
183	3.00%, due 11/15/44	181	(a)
329	2.50%, due 2/15/46	293	(a)
U.S. Treasury Inflation-Indexed Bonds
12	1.75%, due 1/15/28	13	(e)
37	3.88%, due 4/15/29	51	(e)
140	3.38%, due 4/15/32	196	(e)
37	0.75%, due 2/15/42	36	(e)
110	0.63%, due 2/15/43	102	(e)
346	U.S. Treasury Notes, 4.75%, due 2/15/37	450	(d)
Total U.S. Treasury Obligations (Cost $1,994)		1,854

U.S. Government Agency Securities 1.6%
110	Federal Home Loan Bank, 5.50%, due 7/15/36	145
100	Federal Home Loan Mortgage Corp., 6.75%, due 3/15/31	141
30	Tennessee Valley Authority, Notes, 5.38%, due 4/1/56	38

Total U.S. Government Agency Securities (Cost $351)		324

Number of Shares

Exchange Traded Funds 7.8%
4,560	iShares 10+ Year Credit Bond ETF	269	(a)
861	iShares Core U.S. Aggregate Bond ETF	93
11,839	iShares Emerging Markets Dividend ETF	441	(a)
3,565	SPDR Bloomberg Barclays International Treasury Bond ETF	94	*
10,860	SPDR Bloomberg Barclays Long Term Corporate Bond ETF	434	(a)
589	Vanguard S&P 500 ETF	123
688	Vanguard Small-Cap ETF	90

Total Exchange Traded Funds (Cost $1,535)		1,544

Master Limited Partnerships 2.9%

Hotels, Restaurants & Leisure 0.3%
1,000	Cedar Fair LP	63

Oil, Gas & Consumable Fuels 2.5%
1,325	Alliance Holdings GP LP	39
6,000	Energy Transfer Equity LP	108	(a)
1,699	Energy Transfer Partners LP	65	(a)
2,500	Enterprise Products Partners LP	71	(a)
575	EQT Midstream Partners LP	45
900	NuStar Energy LP	50
1,725	Teekay LNG Partners LP	31
2,275	Western Gas Equity Partners LP	102
		511
Real Estate Management & Development 0.1%
444	Brookfield Property Partners LP	10	*

Total Master Limited Partnerships (Cost $597)		584

Investment Companies 40.9%
167,566	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,434	(f)
354,485	Neuberger Berman Floating Rate Income Fund Institutional Class	3,524	(f)
296,083	Neuberger Berman High Income Bond Fund Class R6	2,600	(f)
59,989	Neuberger Berman Long Short Credit Fund Class R6	575	(f)

Total Investment Companies (Cost $8,183)		8,133

Short-Term Investment 4.0%

Investment Company 4.0%
793,405	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $793)	793	(a)(g)

Total Investments 100.4% (Cost $19,805)		19,978	##
Other Assets Less Liabilities (0.4)%	(77)		(h)

Net Assets 100.0%		$19,901

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for futures and/or forward foreign currency and/or options written with a total value of approximately $4,603,000.
(b)	Amount less than one thousand.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933 Act, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $109,000 or 0.5% of the net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	All or a portion of the security is pledged as collateral for options written.
(e)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(f)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(g)	Represents 7-day effective yield as of January 31, 2017.
(h)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/8/2017	1 Euro-Bobl	Long	$73
3/8/2017	1 Euro-OAT	Long	(3,414)
3/8/2017	1 Euro-Schatz	Long	(138)
3/17/2017	11 Euro STOXX 50 Index	Long	(5,882)
3/17/2017	3 FTSE100 Index	Long	(2,990)
3/17/2017	5 Mini MSCI Emerging Markets Index	Long	9,683
3/17/2017	1 Russell 2000 Index Mini	Long	(677)
3/17/2017	1 S&P 500 E-Mini Index	Long	1,195
3/22/2017	5 U.S. Treasury Note, 10 Year	Long	904
3/29/2017	1 UK Long Gilt Bond	Short	1,192
Total			$(54)

At January 31, 2017, the notional value of futures for the Fund was $2,091,850 for long positions and $(154,974) for short positions. The Fund had $75,707 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency ("forward contracts")

At January 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

255,765	Australian Dollar	$183,841	Goldman Sachs International	2/15/2017	$10,071
97,920	Australian Dollar	72,314	Goldman Sachs International	2/15/2017	1,925
43,729	Australian Dollar	33,120	Goldman Sachs International	2/15/2017	33
184,536	Australian Dollar	141,525	Goldman Sachs International	2/15/2017	(1,617)
22,037	Australian Dollar	16,706	Royal Bank of Canada	2/15/2017	1
37,810	Australian Dollar	28,182	Societe Generale	2/15/2017	484
45,441	Australian Dollar	34,003	Societe Generale	2/15/2017	448
220,826	Australian Dollar	169,638	Societe Generale	2/15/2017	(2,217)
93,152	Australian Dollar	68,625	State Street Bank and Trust Company	2/15/2017	1,999
45,170	Australian Dollar	33,159	State Street Bank and Trust Company	2/15/2017	1,087
61,954	Australian Dollar	46,110	State Street Bank and Trust Company	2/15/2017	861
35,272	Australian Dollar	26,801	State Street Bank and Trust Company	2/15/2017	(59)
66,179	Canadian Dollar	48,976	Goldman Sachs International	2/15/2017	1,888
37,829	Canadian Dollar	28,099	Goldman Sachs International	2/15/2017	976
78,813	Canadian Dollar	60,032	Goldman Sachs International	2/15/2017	543
112,299	Canadian Dollar	85,755	Royal Bank of Canada	2/15/2017	557
610,618	Canadian Dollar	456,646	Societe Generale	2/15/2017	12,668
15,604	Canadian Dollar	11,629	Societe Generale	2/15/2017	364
14,332	Canadian Dollar	10,698	Societe Generale	2/15/2017	318
59,953	Canadian Dollar	45,801	Societe Generale	2/15/2017	278
217,123	Canadian Dollar	162,396	State Street Bank and Trust Company	2/15/2017	4,483
81,102	Canadian Dollar	60,687	State Street Bank and Trust Company	2/15/2017	1,647
34,708	Canadian Dollar	26,067	State Street Bank and Trust Company	2/15/2017	609
14,970	Canadian Dollar	11,277	State Street Bank and Trust Company	2/15/2017	229
73,636	Euro	76,713	Goldman Sachs International	2/15/2017	2,813
64,977	Euro	69,255	Goldman Sachs International	2/15/2017	920
15,538	Euro	16,710	Goldman Sachs International	2/15/2017	71
29,663	Euro	32,044	Goldman Sachs International	2/15/2017	(8)
10,950	Euro	11,955	Goldman Sachs International	2/15/2017	(129)
63,994	Euro	69,406	Goldman Sachs International	2/15/2017	(292)
23,897	Euro	26,491	Goldman Sachs International	2/15/2017	(682)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
63,478	Euro	70,491	Goldman Sachs International	2/15/2017	(1,935)
86,165	Euro	92,169	Royal Bank of Canada	2/15/2017	888
11,204	Euro	12,422	Royal Bank of Canada	2/15/2017	(321)
65,817	Euro	69,979	Societe Generale	2/15/2017	1,103
24,756	Euro	26,447	Societe Generale	2/15/2017	290
13,097	Euro	14,000	Societe Generale	2/15/2017	145
19,795	Euro	21,967	Societe Generale	2/15/2017	(589)
134,477	Euro	141,409	State Street Bank and Trust Company	2/15/2017	3,825
77,134	Euro	82,448	State Street Bank and Trust Company	2/15/2017	857
43,444	Euro	46,421	State Street Bank and Trust Company	2/15/2017	498
20,391	Euro	21,674	State Street Bank and Trust Company	2/15/2017	348
42,583	Euro	45,762	State Street Bank and Trust Company	2/15/2017	227
14,571	Euro	16,155	State Street Bank and Trust Company	2/15/2017	(418)
140,882	Euro	151,436	Royal Bank of Canada	5/11/2017	1,339
5,572,029	Japanese Yen	50,503	Goldman Sachs International	2/15/2017	(1,138)
3,066,040	Japanese Yen	28,944	Goldman Sachs International	2/15/2017	(1,780)
6,477,052	Japanese Yen	59,508	Goldman Sachs International	2/15/2017	(2,125)
2,210,807	Japanese Yen	19,000	Royal Bank of Canada	2/15/2017	586
33,375,323	Japanese Yen	320,594	Royal Bank of Canada	2/15/2017	(24,906)
5,771,343	Japanese Yen	50,529	Societe Generale	2/15/2017	602
2,855,087	Japanese Yen	25,065	Societe Generale	2/15/2017	229
5,157,682	Japanese Yen	45,869	Societe Generale	2/15/2017	(175)
4,106,487	Japanese Yen	38,111	Societe Generale	2/15/2017	(1,730)
6,037,631	Japanese Yen	58,029	Societe Generale	2/15/2017	(4,539)
7,517,899	Japanese Yen	63,816	State Street Bank and Trust Company	2/15/2017	2,788
7,324,183	Japanese Yen	63,638	State Street Bank and Trust Company	2/15/2017	1,250
5,120,945	Japanese Yen	44,706	State Street Bank and Trust Company	2/15/2017	663
1,524,408	Japanese Yen	13,078	State Street Bank and Trust Company	2/15/2017	427
2,301,819	Japanese Yen	20,199	State Street Bank and Trust Company	2/15/2017	194
6,798,791	Japanese Yen	60,451	State Street Bank and Trust Company	2/15/2017	(218)
1,378,692	Japanese Yen	12,157	Royal Bank of Canada	5/11/2017	104
372,974	Mexican Peso	17,141	Goldman Sachs International	2/15/2017	712
322,508	Mexican Peso	15,167	Goldman Sachs International	2/15/2017	271
423,557	Mexican Peso	20,385	Goldman Sachs International	2/15/2017	(111)
406,537	Mexican Peso	21,585	Goldman Sachs International	2/15/2017	(2,125)
213,782	Mexican Peso	9,898	Royal Bank of Canada	2/15/2017	335
461,048	Mexican Peso	21,818	State Street Bank and Trust Company	2/15/2017	251
20,375	New Zealand Dollar	14,333	Goldman Sachs International	2/15/2017	611
120,558	New Zealand Dollar	87,954	Goldman Sachs International	2/15/2017	465
377,257	New Zealand Dollar	275,288	Royal Bank of Canada	2/15/2017	1,397
25,074	New Zealand Dollar	18,179	Royal Bank of Canada	2/15/2017	211
24,248	New Zealand Dollar	17,692	Royal Bank of Canada	2/15/2017	91
51,691	New Zealand Dollar	36,675	Societe Generale	2/15/2017	1,236
70,962	New Zealand Dollar	51,178	Societe Generale	2/15/2017	866
73,425	New Zealand Dollar	53,697	Societe Generale	2/15/2017	154
234,517	New Zealand Dollar	161,857	State Street Bank and Trust Company	2/15/2017	10,141
87,210	New Zealand Dollar	60,945	State Street Bank and Trust Company	2/15/2017	3,016
69,208	New Zealand Dollar	48,388	State Street Bank and Trust Company	2/15/2017	2,370
45,484	New Zealand Dollar	31,966	State Street Bank and Trust Company	2/15/2017	1,393
39,817	New Zealand Dollar	27,920	State Street Bank and Trust Company	2/15/2017	1,282
52,451	New Zealand Dollar	37,783	State Street Bank and Trust Company	2/15/2017	685
69,449	New Zealand Dollar	50,264	State Street Bank and Trust Company	2/15/2017	671
353,964	Norwegian Krone	41,425	Goldman Sachs International	2/15/2017	1,494
226,671	Norwegian Krone	26,662	Goldman Sachs International	2/15/2017	823
250,765	Norwegian Krone	29,898	Goldman Sachs International	2/15/2017	508
141,483	Norwegian Krone	16,713	Goldman Sachs International	2/15/2017	442
406,246	Norwegian Krone	48,023	Royal Bank of Canada	2/15/2017	1,236
204,338	Norwegian Krone	23,944	Royal Bank of Canada	2/15/2017	832
242,469	Norwegian Krone	29,220	Royal Bank of Canada	2/15/2017	180
84,735	Norwegian Krone	10,164	Royal Bank of Canada	2/15/2017	110
346,016	Norwegian Krone	42,030	Royal Bank of Canada	2/15/2017	(75)
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
520,933	Norwegian Krone	61,584	Societe Generale	2/15/2017	1,580
192,659	Norwegian Krone	22,660	Societe Generale	2/15/2017	701
614,285	Norwegian Krone	74,754	Societe Generale	2/15/2017	(270)
1,696,126	Norwegian Krone	205,948	Societe Generale	2/15/2017	(288)
327,472	Norwegian Krone	38,120	State Street Bank and Trust Company	2/15/2017	1,587
171,621	Norwegian Krone	19,795	State Street Bank and Trust Company	2/15/2017	1,015
483,909	Norwegian Krone	57,709	State Street Bank and Trust Company	2/15/2017	966
89,828	Norwegian Krone	10,450	State Street Bank and Trust Company	2/15/2017	442
285,155	Norwegian Krone	34,159	State Street Bank and Trust Company	2/15/2017	416
494,599	Norwegian Krone	60,075	State Street Bank and Trust Company	2/15/2017	(104)
22,952	Pound Sterling	28,215	Goldman Sachs International	2/15/2017	665
14,707	Pound Sterling	18,271	Goldman Sachs International	2/15/2017	235
64,039	Pound Sterling	80,907	Goldman Sachs International	2/15/2017	(329)
80,648	Pound Sterling	100,300	Royal Bank of Canada	2/15/2017	1,176
36,911	Pound Sterling	45,477	Royal Bank of Canada	2/15/2017	967
12,975	Pound Sterling	16,113	Royal Bank of Canada	2/15/2017	213
9,415	Pound Sterling	11,803	Royal Bank of Canada	2/15/2017	43
81,474	Pound Sterling	101,191	Societe Generale	2/15/2017	1,325
24,127	Pound Sterling	30,150	Societe Generale	2/15/2017	208
10,379	Pound Sterling	12,936	Societe Generale	2/15/2017	124
18,397	Pound Sterling	23,239	Societe Generale	2/15/2017	(91)
30,972	Pound Sterling	39,318	Societe Generale	2/15/2017	(347)
10,811	Pound Sterling	13,113	State Street Bank and Trust Company	2/15/2017	490
11,935	Pound Sterling	14,761	State Street Bank and Trust Company	2/15/2017	256
20,405	Pound Sterling	25,445	Royal Bank of Canada	5/11/2017	284
2,627,859	Swedish Krona	292,478	Goldman Sachs International	2/15/2017	8,113
308,078	Swedish Krona	33,683	Goldman Sachs International	2/15/2017	1,557
460,561	Swedish Krona	51,780	Goldman Sachs International	2/15/2017	901
1,884,660	Swedish Krona	209,705	Royal Bank of Canada	2/15/2017	5,874
458,535	Swedish Krona	50,966	Royal Bank of Canada	2/15/2017	1,484
121,866	Swedish Krona	13,448	Royal Bank of Canada	2/15/2017	492
111,195	Swedish Krona	12,298	Royal Bank of Canada	2/15/2017	421
172,543	Swedish Krona	18,921	Societe Generale	2/15/2017	816
141,069	Swedish Krona	15,374	Societe Generale	2/15/2017	762
91,198	Swedish Krona	9,998	Societe Generale	2/15/2017	434
59,511	Swedish Krona	6,617	Societe Generale	2/15/2017	190
530,663	Swedish Krona	57,682	State Street Bank and Trust Company	2/15/2017	3,019
309,621	Swedish Krona	33,973	State Street Bank and Trust Company	2/15/2017	1,443
144,830	Swedish Krona	15,510	State Street Bank and Trust Company	2/15/2017	1,057
218,047	Swedish Krona	24,015	State Street Bank and Trust Company	2/15/2017	927
607,567	Swedish Krona	68,689	State Street Bank and Trust Company	2/15/2017	808
188,729	Swedish Krona	21,000	State Street Bank and Trust Company	2/15/2017	588
96,091	Swedish Krona	10,547	State Street Bank and Trust Company	2/15/2017	444
18,225	Swiss Franc	18,115	Goldman Sachs International	2/15/2017	314
45,730	Swiss Franc	46,210	Goldman Sachs International	2/15/2017	32
16,515	Swiss Franc	17,023	Goldman Sachs International	2/15/2017	(323)
12,072	Swiss Franc	12,136	Societe Generale	2/15/2017	71
33,899	Swiss Franc	33,117	State Street Bank and Trust Company	2/15/2017	1,162
18,359	Swiss Franc	18,125	State Street Bank and Trust Company	2/15/2017	440
44,762	Swiss Franc	44,825	State Street Bank and Trust Company	2/15/2017	438
30,198	Swiss Franc	30,135	State Street Bank and Trust Company	2/15/2017	401
9,196	Swiss Franc	9,120	State Street Bank and Trust Company	2/15/2017	179
9,601	Swiss Franc	9,538	State Street Bank and Trust Company	2/15/2017	171
136,094	Swiss Franc	142,038	State Street Bank and Trust Company	2/15/2017	(4,420)
346,850	Swiss Franc	357,393	State Street Bank and Trust Company	2/15/2017	(6,660)
Total					$78,629

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

248,157	Australian Dollar	$190,633	Goldman Sachs International	2/15/2017	$2,490
33,655	Australian Dollar	25,103	Goldman Sachs International	2/15/2017	(413)
129,020	Australian Dollar	96,589	Goldman Sachs International	2/15/2017	(1,229)
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
231,304	Australian Dollar	177,696	Royal Bank of Canada	2/15/2017	2,330
77,717	Australian Dollar	58,673	Royal Bank of Canada	2/15/2017	(249)
16,884	Australian Dollar	12,413	Royal Bank of Canada	2/15/2017	(388)
26,152	Australian Dollar	19,052	Royal Bank of Canada	2/15/2017	(775)
16,575	Australian Dollar	12,441	Societe Generale	2/15/2017	(125)
25,594	Australian Dollar	18,873	Societe Generale	2/15/2017	(531)
41,453	Australian Dollar	30,874	Societe Generale	2/15/2017	(554)
380,228	Australian Dollar	292,015	State Street Bank and Trust Company	2/15/2017	3,741
49,001	Australian Dollar	36,877	State Street Bank and Trust Company	2/15/2017	(273)
17,155	Australian Dollar	12,660	State Street Bank and Trust Company	2/15/2017	(347)
21,681	Australian Dollar	15,587	State Street Bank and Trust Company	2/15/2017	(851)
44,835	Australian Dollar	33,116	State Street Bank and Trust Company	2/15/2017	(877)
62,862	Australian Dollar	46,607	State Street Bank and Trust Company	2/15/2017	(1,052)
222,508	Australian Dollar	167,636	State Street Bank and Trust Company	2/15/2017	(1,061)
88,697	Australian Dollar	65,420	State Street Bank and Trust Company	2/15/2017	(1,826)
53,931	Australian Dollar	40,631	Royal Bank of Canada	5/11/2017	(178)
62,651	Canadian Dollar	47,299	Goldman Sachs International	2/15/2017	(854)
71,564	Canadian Dollar	53,499	Goldman Sachs International	2/15/2017	(1,505)
96,049	Canadian Dollar	71,458	Goldman Sachs International	2/15/2017	(2,364)
192,514	Canadian Dollar	143,965	Goldman Sachs International	2/15/2017	(3,999)
242,450	Canadian Dollar	180,363	Goldman Sachs International	2/15/2017	(5,981)
13,773	Canadian Dollar	10,261	Royal Bank of Canada	2/15/2017	(325)
30,812	Canadian Dollar	22,930	Royal Bank of Canada	2/15/2017	(752)
71,511	Canadian Dollar	53,789	Royal Bank of Canada	2/15/2017	(1,173)
639,180	Canadian Dollar	477,726	Royal Bank of Canada	2/15/2017	(13,541)
56,095	Canadian Dollar	42,644	Societe Generale	2/15/2017	(470)
31,097	Canadian Dollar	23,195	Societe Generale	2/15/2017	(706)
73,487	Canadian Dollar	55,036	Societe Generale	2/15/2017	(1,445)
27,112	Canadian Dollar	20,038	State Street Bank and Trust Company	2/15/2017	(800)
41,891	Canadian Dollar	31,385	State Street Bank and Trust Company	2/15/2017	(812)
37,832	Canadian Dollar	28,032	State Street Bank and Trust Company	2/15/2017	(1,045)
203,422	Canadian Dollar	155,215	State Street Bank and Trust Company	2/15/2017	(1,132)
90,458	Canadian Dollar	67,071	State Street Bank and Trust Company	2/15/2017	(2,454)
20,796	Euro	22,174	Goldman Sachs International	2/15/2017	(285)
26,476	Euro	28,273	Goldman Sachs International	2/15/2017	(321)
35,559	Euro	37,967	Goldman Sachs International	2/15/2017	(436)
29,273	Euro	31,498	Royal Bank of Canada	2/15/2017	(117)
11,885	Euro	13,175	Societe Generale	2/15/2017	340
32,592	Euro	35,321	Societe Generale	2/15/2017	121
31,022	Euro	33,418	Societe Generale	2/15/2017	(86)
29,010	Euro	30,942	Societe Generale	2/15/2017	(389)
126,758	Euro	142,693	State Street Bank and Trust Company	2/15/2017	5,795
15,420	Euro	16,588	State Street Bank and Trust Company	2/15/2017	(66)
42,164	Euro	45,408	State Street Bank and Trust Company	2/15/2017	(129)
26,651	Euro	28,436	State Street Bank and Trust Company	2/15/2017	(347)
43,436	Euro	46,199	State Street Bank and Trust Company	2/15/2017	(712)
27,115	Euro	28,568	State Street Bank and Trust Company	2/15/2017	(716)
48,289	Euro	51,223	State Street Bank and Trust Company	2/15/2017	(929)
54,520	Euro	57,812	State Street Bank and Trust Company	2/15/2017	(1,069)
85,356	Euro	89,521	State Street Bank and Trust Company	2/15/2017	(2,663)
4,732,932	Japanese Yen	45,461	Goldman Sachs International	2/15/2017	3,530
7,401,759	Japanese Yen	68,908	Goldman Sachs International	2/15/2017	3,332
3,718,880	Japanese Yen	33,224	Goldman Sachs International	2/15/2017	276
1,510,697	Japanese Yen	13,330	Goldman Sachs International	2/15/2017	(54)
2,999,731	Japanese Yen	26,202	Goldman Sachs International	2/15/2017	(374)
1,612,687	Japanese Yen	13,655	Goldman Sachs International	2/15/2017	(632)
989,587	Japanese Yen	8,961	Royal Bank of Canada	2/15/2017	194
1,784,389	Japanese Yen	15,722	Royal Bank of Canada	2/15/2017	(86)
9,597,509	Japanese Yen	84,750	Royal Bank of Canada	2/15/2017	(279)
20,686,218	Japanese Yen	198,716	Societe Generale	2/15/2017	15,447
4,854,356	Japanese Yen	44,703	Societe Generale	2/15/2017	1,696
1,300,114	Japanese Yen	11,594	Societe Generale	2/15/2017	76
3,672,830	Japanese Yen	32,043	Societe Generale	2/15/2017	(496)
8,503,175	Japanese Yen	81,683	State Street Bank and Trust Company	2/15/2017	6,349
1,125,343	Japanese Yen	10,272	State Street Bank and Trust Company	2/15/2017	302
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,190,770	Japanese Yen	10,612	State Street Bank and Trust Company	2/15/2017	62
406,337	Mexican Peso	21,595	State Street Bank and Trust Company	2/15/2017	2,145
322,510	Mexican Peso	15,569	State Street Bank and Trust Company	2/15/2017	132
284	Mexican Peso	15	State Street Bank and Trust Company	2/15/2017	2
16,105	New Zealand Dollar	11,467	Goldman Sachs International	2/15/2017	(345)
48,998	New Zealand Dollar	35,008	Goldman Sachs International	2/15/2017	(928)
85,252	New Zealand Dollar	60,979	Goldman Sachs International	2/15/2017	(1,546)
92,817	New Zealand Dollar	65,497	Goldman Sachs International	2/15/2017	(2,576)
96,999	New Zealand Dollar	68,360	Goldman Sachs International	2/15/2017	(2,780)
44,200	New Zealand Dollar	30,755	Royal Bank of Canada	2/15/2017	(1,662)
120,699	New Zealand Dollar	86,779	Royal Bank of Canada	2/15/2017	(1,743)
23,209	New Zealand Dollar	16,633	Societe Generale	2/15/2017	(389)
16,458	New Zealand Dollar	11,605	Societe Generale	2/15/2017	(465)
23,103	New Zealand Dollar	16,332	Societe Generale	2/15/2017	(612)
53,938	New Zealand Dollar	38,134	Societe Generale	2/15/2017	(1,424)
75,148	New Zealand Dollar	53,675	Societe Generale	2/15/2017	(1,440)
704,131	New Zealand Dollar	513,718	Societe Generale	2/15/2017	(2,700)
57,379	New Zealand Dollar	41,887	State Street Bank and Trust Company	2/15/2017	(196)
22,029	New Zealand Dollar	15,551	State Street Bank and Trust Company	2/15/2017	(606)
25,838	New Zealand Dollar	17,918	State Street Bank and Trust Company	2/15/2017	(1,032)
67,980	New Zealand Dollar	48,520	State Street Bank and Trust Company	2/15/2017	(1,338)
74,397	New Zealand Dollar	53,974	Royal Bank of Canada	5/11/2017	(450)
1,102,279	Norwegian Krone	133,850	Goldman Sachs International	2/15/2017	196
583,452	Norwegian Krone	70,630	Goldman Sachs International	2/15/2017	(115)
204,218	Norwegian Krone	24,033	Goldman Sachs International	2/15/2017	(729)
371,556	Norwegian Krone	42,849	Goldman Sachs International	2/15/2017	(2,203)
77,727	Norwegian Krone	9,357	Royal Bank of Canada	2/15/2017	(67)
85,155	Norwegian Krone	9,916	Royal Bank of Canada	2/15/2017	(409)
135,671	Norwegian Krone	16,099	Societe Generale	2/15/2017	(352)
134,832	Norwegian Krone	15,919	Societe Generale	2/15/2017	(430)
169,254	Norwegian Krone	20,031	Societe Generale	2/15/2017	(492)
576,627	Norwegian Krone	68,169	Societe Generale	2/15/2017	(1,749)
286,353	Norwegian Krone	33,443	State Street Bank and Trust Company	2/15/2017	(1,278)
531,051	Norwegian Krone	62,828	State Street Bank and Trust Company	2/15/2017	(1,563)
593,338	Norwegian Krone	69,640	State Street Bank and Trust Company	2/15/2017	(2,304)
165,595	Norwegian Krone	19,931	Royal Bank of Canada	5/11/2017	(162)
60,953	Pound Sterling	77,131	Goldman Sachs International	2/15/2017	436
37,296	Pound Sterling	46,585	Goldman Sachs International	2/15/2017	(343)
28,896	Pound Sterling	35,963	Goldman Sachs International	2/15/2017	(396)
39,588	Pound Sterling	49,327	Goldman Sachs International	2/15/2017	(485)
11,345	Pound Sterling	14,202	Royal Bank of Canada	2/15/2017	(73)
10,805	Pound Sterling	13,280	Royal Bank of Canada	2/15/2017	(315)
15,161	Pound Sterling	18,957	Societe Generale	2/15/2017	(120)
10,359	Pound Sterling	12,888	Societe Generale	2/15/2017	(146)
33,872	Pound Sterling	43,215	State Street Bank and Trust Company	2/15/2017	595
12,850	Pound Sterling	15,967	State Street Bank and Trust Company	2/15/2017	(202)
23,083	Pound Sterling	28,802	State Street Bank and Trust Company	2/15/2017	(242)
40,334	Pound Sterling	50,301	State Street Bank and Trust Company	2/15/2017	(450)
107,506	Swedish Krona	11,910	Goldman Sachs International	2/15/2017	(387)
265,426	Swedish Krona	29,338	Goldman Sachs International	2/15/2017	(1,023)
616,342	Swedish Krona	68,027	Goldman Sachs International	2/15/2017	(2,474)
619,587	Swedish Krona	67,444	Goldman Sachs International	2/15/2017	(3,428)
1,266,612	Swedish Krona	140,479	Goldman Sachs International	2/15/2017	(4,404)
82,831	Swedish Krona	9,378	Royal Bank of Canada	2/15/2017	(96)
103,550	Swedish Krona	11,736	Royal Bank of Canada	2/15/2017	(109)
155,527	Swedish Krona	17,373	Societe Generale	2/15/2017	(417)
183,098	Swedish Krona	20,104	Societe Generale	2/15/2017	(840)
515,737	Swedish Krona	56,511	Societe Generale	2/15/2017	(2,483)
289,162	Swedish Krona	32,402	State Street Bank and Trust Company	2/15/2017	(674)
111,365	Swedish Krona	12,039	State Street Bank and Trust Company	2/15/2017	(700)
421,700	Swedish Krona	46,452	State Street Bank and Trust Company	2/15/2017	(1,785)
123,897	Swedish Krona	14,097	Royal Bank of Canada	5/11/2017	(139)
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
47,045	Swiss Franc	46,887	Goldman Sachs International	2/15/2017	(685)
42,327	Swiss Franc	42,069	Goldman Sachs International	2/15/2017	(732)
202,785	Swiss Franc	209,031	Royal Bank of Canada	2/15/2017	3,976
20,681	Swiss Franc	21,191	Royal Bank of Canada	2/15/2017	278
26,994	Swiss Franc	27,502	Royal Bank of Canada	2/15/2017	206
10,876	Swiss Franc	10,889	Royal Bank of Canada	2/15/2017	(109)
438,654	Swiss Franc	452,165	Societe Generale	2/15/2017	8,600
81,724	Swiss Franc	84,264	Societe Generale	2/15/2017	1,626
8,772	Swiss Franc	8,670	State Street Bank and Trust Company	2/15/2017	(200)
12,172	Swiss Franc	11,911	State Street Bank and Trust Company	2/15/2017	(397)
44,745	Swiss Franc	44,529	State Street Bank and Trust Company	2/15/2017	(717)
44,608	Swiss Franc	43,844	State Street Bank and Trust Company	2/15/2017	(1,264)
118,757	Swiss Franc	116,548	State Street Bank and Trust Company	2/15/2017	(3,538)
161,661	Swiss Franc	157,345	State Street Bank and Trust Company	2/15/2017	(6,126)
59,258	Swiss Franc	59,832	Royal Bank of Canada	5/11/2017	(400)
Total					$(65,984)

Written option contracts ("options written")

At January 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
S&P 500 Mini Index, Call	10	$230	2/3/2017	$(0)(a)
S&P 500 Mini Index, Call	10	231	2/10/2017	(215)
S&P 500 Mini Index, Call	13	231	2/17/2017	(611)
S&P 500 Mini Index, Call	8	232	2/10/2017	(0)(a)
S&P 500 Mini Index, Call	5	232	2/17/2017	(142)
S&P 500 Mini Index, Call	3	232	2/24/2017	(131)
S&P 500 Mini Index, Call	7	234	2/24/2017	(238)
S&P 500 Mini Index, Call	8	234.5	2/24/2017	(320)
S&P 500 Mini Index, Call	1	231.5	3/3/2017	(62)
S&P 500 Mini Index, Call	6	232	3/3/2017	(399)
S&P 500 Mini Index, Call	1	234	3/3/2017	(30)
S&P 500 Mini Index, Put	10	222	2/3/2017	(0)(a)
S&P 500 Mini Index, Put	10	222	2/10/2017	(325)
S&P 500 Mini Index, Put	8	222	2/17/2017	(496)
S&P 500 Mini Index, Put	9	223	2/10/2017	(360)
S&P 500 Mini Index, Put	9	223	2/17/2017	(662)
S&P 500 Mini Index, Put	9	223.5	2/3/2017	(0)(a)
S&P 500 Mini Index, Put	8	225	2/24/2017	(1,056)
S&P 500 Mini Index, Put	11	225.5	2/24/2017	(1,579)
S&P 500 Mini Index, Put	1	225	3/3/2017	(168)
Total (premium received: $12,375)				$(6,794)

(a)      Security is fair valued as of January 31, 2017 in accordance with procedures approved by the Fund’s Board of Trustees (”Board”).

At January 31, 2017, the Fund had pledged securities in the amount of $453,135 to cover collateral requirements for options written. The Fund had $7,285 deposited in a segregated account to cover margin requirements on options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Auto Components	$—	$2	$—	$2
Banks	—	16	—	16
Auto Components	—	2	—	2
Diversified Telecommunication Services	—	9	—	9
Electric Utilities	—	18	—	18
Food Products	—	1	—	1
Household Durables	—	1	—	1
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Industrial Conglomerates	—	5	—	5
Real Estate Management & Development	—	13	—	13
Other Common Stocks(a)	6,305	—	—	6,305
Total Common Stocks	6,305	67	—	6,372
Convertible Preferred Stocks(a)	45	—	—	45
Preferred Stocks(a)	217	—	—	217
Convertible Bonds(a)	—	112	—	112
U.S. Treasury Obligations	—	1,854	—	1,854
U.S. Government Agency Securities	—	324	—	324
Exchange Traded Funds	1,544	—	—	1,544
Master Limited Partnerships(a)	584	—	—	584
Investment Companies	—	8,133	—	8,133
Short-Term Investment	—	793	—	793
Total Investments	$8,695	$11,283	$—	$19,978

(a)
The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another.  Based on beginning of period market values as of November 1, 2016, $61,256 was transferred from Level 1 to Level 2.  Interactive Data Pricing and Reference Data LLC provided adjusted prices for these securities as of October 31, 2016, as stated in the description of the valuation methods of foreign equity securities in the Notes to Schedule of Investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3(c)	Total
Futures(b)
Assets	$13	$—	$—	$13
Liabilities	(13)	—	—	(13)
Forward Contracts(b)
Assets	—	203	—	203
Liabilities	—	(190)	—	(190)
Options Written
Liabilities	(6)	—	(1)	(7)
Total	$(6)	$13	$(1)	$6

(b)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Other Financial Instruments:
Options Written(d)	$—	$—	$1	$2	$—	$(4)	$—	$—	$(1)	$3
Total	$—	$—	$1	$2	$—	$(4)	$—	$—	$(1)	$3

(d)
As of the period ended January 31, 2017, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2017	Value January 31, 2017	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	156,831	10,735	—	167,566	$1,434,363	$16,860	$—
Neuberger Berman Floating Rate Income Fund Institutional Class	322,521	31,964	—	354,485	3,523,584	28,749	—
Neuberger Berman High Income Bond Fund Class R6	276,284	19,799	—	296,083	2,599,607	34,533	—
Neuberger Berman Long Short Credit Fund Class R6	59,625	364	—	59,989	575,291	3,464	—
Total					$8,132,845	$83,606	$—

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligation 3.9%
$4,000	U.S. Treasury Notes, 0.63%, due 2/15/17 (Cost $4,000)	$4,000

Asset-Backed Securities 17.6%
	Ally Auto Receivables Trust
19	Ser. 2015-1, Class A2, 0.92%, due 2/15/18	19
522	Ser. 2016-3, Class A2, 1.19%, due 12/17/18	522
875	Ser. 2016-1, Class A3, 1.47%, due 4/15/20	876
1,160	American Express Credit Account Master Trust, Ser. 2013-1, Class A, 1.19%, due 2/16/21	1,163	(a)
375	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 1.04%, due 9/16/19	375	(a)
1,230	BMW Vehicle Owner Trust, Ser. 2016-A, Class A2A, 0.99%, due 5/28/19	1,228
990	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.85%, due 12/16/19	990	(a)
2,100	Chase Issuance Trust, Ser. 2015-A1, Class A1, 1.09%, due 2/18/20	2,102	(a)
	Citibank Credit Card Issuance Trust
445	Ser. 2013-A2, Class A2, 1.06%, due 5/26/20	446	(a)
1,125	Ser. 2017-A1, Class A1, 1.07%, due 1/19/21	1,125	(a)
	Ford Credit Auto Owner Trust
590	Ser. 2016-C, Class A2A, 1.04%, due 9/15/19	589
700	Ser. 2017-A, Class A2A, 1.33%, due 12/15/19	700
	Honda Auto Receivables Owner Trust
440	Ser. 2016-1, Class A2, 1.01%, due 6/18/18	440
685	Ser. 2016-2, Class A2, 1.13%, due 9/17/18	685
955	Huntington Auto Trust, Ser. 2016-1, Class A2, 1.29%, due 5/15/19	955
343	Hyundai Auto Receivables Trust, Ser. 2016-A, Class A2A, 1.21%, due 6/17/19	343
1,725	Mercedes-Benz Auto Receivables Trust, Ser. 2016-1, Class A2A, 1.11%, due 3/15/19	1,723
1,074	Navient Student Loan Trust, Ser. 2016-3A, Class A1, 1.37%, due 6/25/65	1,077	(a)(b)
	Nissan Auto Receivables Owner Trust
284	Ser. 2016-B, Class A2A, 1.05%, due 4/15/19	284
1,000	Ser. 2016-C, Class A2A, 1.07%, due 5/15/19	998
590	Penarth Master Issuer PLC, Ser. 2015-2A, Class A1, 1.17%, due 5/18/19	590	(a)(b)
	Toyota Auto Receivables Owner Trust
381	Ser. 2016-A, Class A2A, 1.03%, due 7/16/18	381
385	Ser. 2016-C, Class A2A, 1.00%, due 1/15/19	385
258	Ser. 2015-A, Class A3, 1.12%, due 2/15/19	258
	Total Asset-Backed Securities (Cost $18,257)	18,254

Corporate Bonds 51.3%

Aerospace & Defense 0.8%
775	United Technologies Corp., 1.80%, due 6/1/17	777

Auto Manufacturers 3.7%
1,100	Daimler Finance N.A. LLC, 1.37%, due 8/1/17	1,101	(a)(b)
875	Ford Motor Credit Co. LLC, 4.25%, due 2/3/17	875
	Toyota Motor Credit Corp.
685	1.10%, due 2/16/17	685	(a)
785	1.39%, due 4/6/18	787	(a)
335	1.73%, due 2/19/19	339	(a)
		3,787
Banks 15.6%
	Bank of America N.A.
350	1.25%, due 2/14/17	350
745	1.37%, due 2/14/17	745	(a)
625	1.39%, due 6/5/17	626	(a)
1,120	Barclays Bank PLC, 1.49%, due 2/17/17	1,120	(a)
1,820	Citigroup, Inc., 1.81%, due 12/7/18	1,829	(a)
1,900	Goldman Sachs Group, Inc., 1.57%, due 6/4/17	1,903	(a)
2,025	JPMorgan Chase & Co., 1.94%, due 1/25/18	2,036	(a)
530	Mizuho Bank Ltd., 1.45%, due 4/17/17	530	(a)(b)
1,900	Morgan Stanley, 1.89%, due 1/24/19	1,913	(a)
800	National Australia Bank Ltd., 1.28%, due 6/30/17	800	(a)(b)
	Royal Bank of Canada
525	1.14%, due 2/3/17	525	(a)
420	1.21%, due 6/16/17	420	(a)
675	U.S. Bank N.A., 1.36%, due 1/24/20	675	(a)
1,965	Wells Fargo & Co., 1.21%, due 9/8/17	1,966	(a)
650	Westpac Banking Corp., 1.24%, due 5/19/17	651	(a)
		16,089
Beverages 0.1%
125	Anheuser-Busch InBev Worldwide, Inc., 1.38%, due 7/15/17	125

Commercial Services 1.6%
	ERAC USA Finance LLC
695	6.38%, due 10/15/17	718	(b)(c)
943	2.75%, due 3/15/17	945	(b)
		1,663
Computers 2.1%
900	Apple, Inc., 1.74%, due 2/22/19	912	(a)
	Hewlett Packard Enterprise Co.
505	2.45%, due 10/5/17	508
750	2.74%, due 10/5/17	756	(a)
		2,176
Diversified Financial Services 3.1%
1,000	American Express Credit Corp., 1.66%, due 11/5/18	1,008	(a)
	Capital One Bank USA N.A.
1,170	1.30%, due 6/5/17	1,169
1,070	1.20%, due 2/13/17	1,070
		3,247
Electric 3.1%
1,025	Alabama Power Co., 5.55%, due 2/1/17	1,025
1,045	Dominion Resources, Inc., 1.25%, due 3/15/17	1,045
	Duke Energy Progress LLC
790	1.11%, due 11/20/17	791	(a)
340	1.15%, due 3/6/17	340	(a)
		3,201
Healthcare - Products 1.4%
1,470	Medtronic, Inc., 1.03%, due 2/27/17	1,470	(a)

Insurance 0.8%
470	Berkshire Hathaway Finance Corp., 1.65%, due 3/15/19	475	(a)
400	Principal Life Global Funding II, 1.20%, due 5/19/17	400	(b)
		875
Machinery - Construction & Mining 1.1%
1,100	Caterpillar Financial Services Corp., 1.16%, due 11/20/17	1,101	(a)

Machinery-Diversified 0.8%
795	John Deere Capital Corp., 1.31%, due 1/16/18	796	(a)

Media 3.5%
1,600	NBCUniversal Enterprise, Inc., 1.71%, due 4/15/18	1,611	(a)(b)
1,000	Thomson Reuters Corp., 1.30%, due 2/23/17	1,000
968	Walt Disney Co., 1.13%, due 2/15/17	968
		3,579
Miscellaneous Manufacturer 0.5%
490	General Electric Co., 1.08%, due 2/15/17	490	(a)

Oil & Gas 4.6%
1,250	BP Capital Markets PLC, 1.23%, due 2/10/17	1,250	(a)
1,350	Chevron Corp., 1.10%, due 3/2/18	1,349	(a)
530	Exxon Mobil Corp., 1.54%, due 2/28/18	534	(a)
1,655	Shell Int'l Finance BV, 1.20%, due 5/10/17	1,656	(a)
		4,789
Pharmaceuticals 0.3%
305	Johnson & Johnson, 1.20%, due 3/1/19	306	(a)

Pipelines 1.1%
1,080	Enterprise Products Operating LLC, Ser. L, 6.30%, due 9/15/17	1,112

Real Estate Investment Trusts 0.9%
959	Simon Property Group L.P., 2.15%, due 9/15/17	963

Retail 0.7%
750	Home Depot, Inc., 1.33%, due 9/15/17	752	(a)

Software 0.8%
825	Oracle Corp., 1.21%, due 7/7/17	826	(a)

Telecommunications 4.7%
1,790	AT&T, Inc., 1.70%, due 6/1/17	1,792
1,450	Cisco Systems, Inc., 1.22%, due 3/3/17	1,450	(a)
1,625	Verizon Communications, Inc., 1.35%, due 6/9/17	1,627	(a)
		4,869
	Total Corporate Bonds (Cost $52,954)	52,993

Short-Term Investments 19.5%

U.S. Treasury Obligation 6.3%
6,500	U.S. Treasury Bill, Disc. Notes, 0.30%, due 3/9/17	6,497	(d)

NUMBER OF SHARES

Investment Company 13.2%
13,711,918	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47%	13,712	(e)(f)(g)

	Total Short-Term Investments (Cost $20,209)	20,209

	Total Investments 92.3% (Cost $95,420)	95,456	##

	Other Assets Less Liabilities 7.7%	7,910	(h)

	Net Assets 100.0%	$103,366

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $7,772,000 or 7.5% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

(c)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2017.

(d)	Rate shown was the discount rate at the date of purchase.
(e)	Represents 7-day effective yield as of January 31, 2017.
(f)	All or a portion represents positions held by the Neuberger Berman Cayman Commodity Fund I Ltd. (the “Subsidiary").
(g)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of approximately $13,712,000.
(h)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments
Futures contracts ("futures")

At January 31, 2017, open positions in futures(a) for Risk Balanced Commodity Strategy Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/21/2017	105 WTI Crude Oil	Long	$(182,481)
3/29/2017	67 Natural Gas	Long	(271,316)
3/30/2017	26 Feeder Cattle	Long	(32,653)
3/31/2017	116 Brent Crude Oil	Long	(195,285)
3/31/2017	86 New York Harbor ULSD	Long	(299,700)
3/31/2017	83 RBOB Gasoline	Long	(252,668)
4/12/2017	69 Low Sulphur Gasoil	Long	(53,236)
4/13/2017	65 Primary Aluminum	Long	180,494
4/13/2017	50 Zinc	Long	353,581
4/17/2017	118 Lean Hogs	Long	102,067
4/18/2017	57 Lead	Long	486,497
4/19/2017	57 Nickel	Long	(38,616)
4/26/2017	65 Gold 100 Oz	Long	173,084
4/26/2017	104 Platinum	Long	368,510
4/28/2017	52 Live Cattle	Long	(39,858)
4/28/2017	64 Sugar 11	Long	69,413
5/8/2017	61 Cotton No. 2	Long	112,789
5/15/2017	49 Cocoa	Long	(26,016)
5/18/2017	18 Coffee 'C'	Long	65,897
5/26/2017	62 High Grade Copper	Long	318,968
5/26/2017	42 Silver	Long	250,408
7/14/2017	424 Corn	Long	183,961
7/14/2017	145 Hard Red Winter Wheat	Long	83,186
7/14/2017	60 Soybean	Long	29,587
7/14/2017	121 Soybean Meal	Long	148,993
7/14/2017	60 Soybean Oil	Long	(33,716)
7/14/2017	129 Wheat	Long	78,694
4/13/2017	6 Primary Aluminum	Short	(490)
Total			$1,580,094

(a)
Commodity futures are held by the Subsidiary, a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

At January 31, 2017, the notional value of futures for the Fund was $99,710,127 for long positions and $(272,700) for short positions. The Fund had $4,753,192 deposited in a segregated account to cover margin requirements on open futures.

As of January 31, 2017, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$17,633,446	17.1%
See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,000	$—	$4,000
Asset-Backed Securities	—	18,254	—	18,254
Corporate Bonds(a)	—	52,993	—	52,993
Short-Term Investments(a)	—	20,209	—	20,209
Total Investments	$—	$95,456	$—	$95,456

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(b)
Assets	$3,006	$—	$—	$3,006
Liabilities	(1,426)	—	—	(1,426)
Total	$1,580	$—	$—	$1,580

(b)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 81.8%
	U.S. Treasury Notes
$200	0.63%, due 11/30/17	$200
6,550	0.88%, due 6/15/17 – 9/15/19	6,490	(a)
29,700	1.00%, due 9/15/17 – 3/15/19	29,675	(a)
7,000	1.13%, due 6/15/18	7,011
7,900	1.25%, due 12/15/18	7,909
	Total U.S. Treasury Obligations (Cost $51,395)	51,285

NUMBER OF SHARES

Short-Term Investment 4.9%

Investment Company 4.9%
3,094,246	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $3,094)	3,094	(b)(c)

	Total Investments 86.7% (Cost $54,489)	54,379	##

	Other Assets Less Liabilities 13.3%	8,318	(d)

	Net Assets 100.0%	$62,697

(a)	All or a portion of the security is pledged as collateral for written options for the Fund.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $3,094,000.
(c)	Represents 7-day effective yield as of January 31, 2017.
(d)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) January 31, 2017

Derivative Instruments

Written option contracts (“options written”)

At January 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Russell 2000 Index, Put	1	$1,355	2/3/2017	$(615)
Russell 2000 Index, Put	7	1,360	2/3/2017	(5,635)
Russell 2000 Index, Put	4	1,370	2/3/2017	(5,340)
Russell 2000 Index, Put	6	1,350	2/10/2017	(6,270)
Russell 2000 Index, Put	1	1,360	2/10/2017	(1,440)
Russell 2000 Index, Put	7	1,370	2/10/2017	(13,370)
Russell 2000 Index, Put	3	1,340	2/17/2017	(3,465)
Russell 2000 Index, Put	8	1,350	2/17/2017	(11,760)
Russell 2000 Index, Put	4	1,370	2/17/2017	(9,300)
Russell 2000 Index, Put	3	1,340	2/24/2017	(4,470)
Russell 2000 Index, Put	4	1,350	2/24/2017	(7,280)
Russell 2000 Index, Put	3	1,365	2/24/2017	(7,305)
Russell 2000 Index, Put	4	1,375	2/24/2017	(11,760)
Russell 2000 Index, Put	1	1,380	2/24/2017	(3,225)
Russell 2000 Index, Put	3	1,350	3/3/2017	(6,420)
Russell 2000 Index, Put	2	1,365	3/3/2017	(5,520)
S&P 500 Index, Put	4	2,245	2/3/2017	(620)
S&P 500 Index, Put	2	2,250	2/3/2017	(375)
S&P 500 Index, Put	17	2,265	2/3/2017	(5,950)
S&P 500 Index, Put	7	2,275	2/3/2017	(4,060)
S&P 500 Index, Put	15	2,280	2/3/2017	(11,625)
S&P 500 Index, Put	23	2,265	2/10/2017	(20,700)
S&P 500 Index, Put	3	2,270	2/10/2017	(3,120)
S&P 500 Index, Put	7	2,275	2/10/2017	(8,540)
S&P 500 Index, Put	15	2,280	2/10/2017	(21,075)
S&P 500 Index, Put	22	2,260	2/17/2017	(27,170)
S&P 500 Index, Put	3	2,265	2/17/2017	(4,110)
S&P 500 Index, Put	9	2,270	2/17/2017	(13,770)
S&P 500 Index, Put	16	2,275	2/17/2017	(27,360)
S&P 500 Index, Put	1	2,260	2/24/2017	(1,570)
S&P 500 Index, Put	5	2,270	2/24/2017	(9,425)
S&P 500 Index, Put	2	2,280	2/24/2017	(4,540)
S&P 500 Index, Put	4	2,290	2/24/2017	(10,960)
S&P 500 Index, Put	38	2,295	2/24/2017	(114,380)
S&P 500 Index, Put	6	2,270	3/3/2017	(16,147)
S&P 500 Index, Put	3	2,275	3/3/2017	(7,425)
S&P 500 Index, Put	1	2,290	3/3/2017	(3,140)
Total (premium received: $611,709)				$(419,237)

At January 31, 2017, the Fund had securities pledged in the amount of $9,499,100 to cover collateral requirements for options written.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) January 31, 2017

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$51,285	$—	$51,285
Short-Term Investment	—	3,094	—	3,094
Total Investments	$—	$54,379	$—	$54,379

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(419)	$—	$—	$(419)
Total	$(419)	$—	$—	$(419)

See Notes to Schedule of Investments

January 31, 2017

Notes to Schedule of InvestmentsB (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Global Allocation Fund (“Global Allocation”), Neuberger Berman Long Short Fund (“Long Short”), Neuberger Berman Long Short Credit Fund (“Long Short Credit”), Neuberger Berman Multi-Asset Income Fund (“Multi-Asset Income”), Neuberger Berman Risk Balanced Commodity Strategy Fund (“Risk Balanced Commodity Strategy”) and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (“U.S. Equity Index PutWrite Strategy”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“NBIA” or “Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, convertible preferred stocks, exchange traded funds, preferred stock, master limited partnerships, exchange traded purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
B Consolidated Notes to Schedule of Investments for Risk Balanced Commodity Strategy.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of swaptions is determined by Management by obtaining valuations from independent pricing services using market data and an industry standard model that considers a number of factors, which may include underlying curve/spread data, default-adjusted forward spread, data sources, delta adjustment, volatility skews and skew fallbacks (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (Level 2 inputs).

Option contracts that are traded OTC are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

## As of January 31, 2017, selected fund information on a U.S federal income tax basis was as follows:

(000’s omitted)	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Allocation	$19,638	$687	$451	$236
Long Short	1,982,964	349,656	49,868	299,788
Long Short Credit	31,042	507	398	109
Multi-Asset Income	19,797	744	563	181
Risk Balanced Commodity Strategy	95,420	52	16	36
U.S. Equity Index PutWrite Strategy	54,489	-	110	(110)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:	March 31, 2017

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date:	March 31, 2017